UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items – period ended 02/28/14

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	18
Board Consideration and Re-Approval of Investment Advisory Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

9/1/13 – 2/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 92.6%
	Par ($)	Value ($)
California – 80.1%
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.050% 02/01/25 (03/06/14) (a)(b)	5,035,000	5,035,000
CA County of Riverside CA
Series 2013 D
2.000% 10/15/14	10,000,000	10,112,184
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.050% 10/15/29 (03/06/14) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.110% 02/01/37 (03/06/14) (a)(b)(c)	10,000,000	10,000,000
Chino Basin California Regional
Financing Authority, Series 2008, GTY AGMT, Deutsche Bank AG 0.090% 04/01/48 (03/06/14) (a)(b)(c)	4,094,000	4,094,000
Imperial California Community College,
Series 2007-444, Insured: FGIC, GTY AGMT: Deutsche Bank AG: LIQ FAC: Deutsche Bank AG 0.090% 08/01/32 (03/06/14) (a)(b)(c)	3,685,000	3,685,000
Los Angeles County Housing Authority,
Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.100% 10/01/31 (03/06/14) (a)(b)(c)	28,000,000	28,000,000
CA Economic Development Financing Authority
Mid-Pacific Co., LLC, Vortech Engineering, Inc.,
Series 1997, AMT, LOC: Wells Fargo Bank N.A. 0.040% 09/01/22 (03/05/14) (a)(b)	1,415,000	1,415,000

	Par ($)	Value ($)
CA Fresno
Multi-Family Housing, Wasatch Pool Holdings LLC,
Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.050% 02/15/31 (03/06/14) (a)(b)	4,860,000	4,860,000
CA Health Facilities Financing Authority
Stanford Hospital & Clinics,
Series 2008 B2, 0.130% 11/15/45 (06/04/14) (b)(d)	16,350,000	16,350,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.050% 08/01/26 (03/06/14) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Le Lycee Francais De Los,
Series 2006, LOC: Mellon Bank, N.A. 0.040% 09/01/36 (03/06/14) (a)(b)	8,000,000	8,000,000
CA Infrastructure & Economic Development Bank
Pacific Gas & Electric Co.:
Series 2009 A, LOC: Mizuho Corporate Bank 0.030% 11/01/26 (03/03/14) (a)(b)	8,800,000	8,800,000
Series 2009 B, LOC: Wells Fargo Bank N.A. 0.030% 11/01/26 (03/03/14) (a)(b)	5,200,000	5,200,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.060% 08/01/28 (03/05/14) (a)(b)	1,270,000	1,270,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.040% 10/01/37 (03/06/14) (b)(d)	8,000,000	8,000,000
CA Los Angeles County, Capital Asset Leasing Corp.
Series A1,
LOC: JPMorgan Chase Bank 0.080% 05/07/14	14,000,000	14,000,000
CA Los Angeles County
Series 2013 B
2.000% 06/30/14	7,100,000	7,143,113

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles Unified School District
Series 2012 A
4.000% 07/01/14	1,000,000	1,013,069
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.050% 07/01/36 (03/06/14) (b)(d)	10,000,000	10,000,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.050% 07/01/22 (03/01/14) (a)(b)	2,192,000	2,192,000
CA Municipal Finance Authority
Series 2010
GTY AGMT: Chevron U.S.A. Inc, 0.020% 11/01/35 (03/03/14) (a)(b)	2,185,000	2,185,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.020% 03/01/49 (03/06/14) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
Seawind Apartments Ltd.,
Series 1990 A, AMT, DPCE: FNMA 0.090% 12/01/20 (03/05/14) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Bank of the West 0.080% 06/01/35 (03/06/14) (a)(b)	3,085,000	3,085,000
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.030% 09/01/35 (03/03/14) (a)(b)	11,090,000	11,090,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.030% 10/01/15 (03/06/14) (a)(b)(c)	16,000,000	16,000,000

	Par ($)	Value ($)
Los Angeles County,
Series 2011 E-24, LOC: Royal Bank of Canada 0.030% 07/01/31 (03/06/14) (a)(b)(c)	15,000,000	15,000,000
CA San Diego County Regional Airport Authority
Series 2005, AMT,
GTY AGMT: Deutsche Bank A.G., LIQ FAC: Deutsche Bank A.G. 0.090% 07/01/20 (03/06/14) (a)(b)(c)	1,155,000	1,155,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.070% 09/01/31 (03/06/14) (a)(b)	13,570,000	13,570,000
CA San Jose Redevelopment Agency
Series 1996 B,
LOC: JPMorgan Chase Bank 0.150% 05/16/14	4,400,000	4,400,000
Series 2003 B,
LOC: JPMorgan Chase Bank 0.150% 05/16/14	4,100,000	4,100,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.040% 04/01/39 (03/06/14) (a)(b)	15,365,000	15,365,000
CA School Cash Reserve Program Authority
Series 2013 H
2.000% 06/02/14	7,650,000	7,684,954
Series 2014 J
2.000% 10/01/14 (e)	8,000,000	8,083,120
CA Statewide Communities Development Authority
Birchcrest Preservation,
Series 2001 S AMT, LOC: U.S. Bank N.A. 0.070% 08/01/32 (03/03/14) (a)(b)	955,000	955,000
Kaiser Permanente,
Series 2009 B-4, 0.210% 05/02/14	6,900,000	6,900,000
Kaiser Permanente:
Series 2001 B, 3.900% 08/01/31 (07/01/14) (b)(d)	1,225,000	1,239,986
Series 2009 A 5.000% 04/01/14	5,000,000	5,018,400

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series B-5 0.140% 08/06/14	6,250,000	6,250,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of CA N.A. 0.070% 02/01/35 (03/06/14) (a)(b)	8,115,000	8,115,000
Series 9-D, 0.180% 08/12/14	5,000,000	5,000,000
Series 9B-3, 0.140% 10/10/14	1,500,000	1,500,000
Series K, 0.200% 06/05/14	4,000,000	4,000,000
CA State
Revenue Anticipation Notes,
Series 2013 A2, 2.000% 06/23/14	10,500,000	10,558,022
Series 2013 A1, 2.000% 05/28/14	2,000,000	2,008,860
CA University of California
Series 2011 AB
5.000% 05/15/14	2,000,000	2,019,551
Series 2013,
0.020% 05/15/48 (03/06/14) (b)(d)	8,650,000	8,650,000
California Total		329,152,259
New Jersey – 3.0%
NJ Economic Development Authority
Series 2012, AMT,
LOC: BNP Paribas 0.100% 03/07/14	12,100,000	12,100,000
New Jersey Total		12,100,000
Puerto Rico – 9.5%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.140% 09/01/15 (03/06/14) (a)(b)(c)	2,000,000	2,000,000

	Par ($)	Value ($)
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.130% 09/30/14 (03/06/14) (a)(b)(c)	37,200,000	37,200,000
Puerto Rico Total		39,200,000
Total Municipal Bonds (cost of $380,452,259)		380,452,259
Closed-End Investment Companies – 10.5%
California – 10.5%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3,
LIQ FAC: Deutsche Bank AG 0.130% 03/01/40 (03/06/14) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (03/06/14) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.100% 08/01/40 (03/06/14) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.100% 08/01/40 (03/06/14) (a)(b)(c)	15,000,000	15,000,000
California Total		43,000,000
Total Closed-End Investment Companies (cost of $43,000,000)		43,000,000
Total Investments – 103.1% (cost of $423,452,259) (f)		423,452,259
Other Assets & Liabilities, Net – (3.1)%		(12,675,281)
Net Assets – 100.0%		410,776,978

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

February 28, 2014 (Unaudited)

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $160,134,000 or 39.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $423,452,259.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$380,452,259	$—	$380,452,259
Total Closed-End Investment Companies	—	43,000,000	—	43,000,000
Total Investments	$—	$423,452,259	$—	$423,452,259

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	92.6
Closed-End Investment Companies	10.5
103.1
Other Assets & Liabilities, Net	(3.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	423,452,259
	Cash	35,253
	Receivable for:
	Interest	588,282
	Expense reimbursement due from investment advisor	20,319
	Prepaid expenses	13,048
	Total Assets	424,109,161
Liabilities	Payable for:
	Investments purchased	5,124,650
	Investments purchased on a delayed delivery basis	8,083,120
	Distributions	3
	Investment advisory fee	15,197
	Administration fee	4,809
	Pricing and bookkeeping fees	10,389
	Transfer agent fee	5,250
	Trustees' fees	6,885
	Audit fee	20,948
	Legal fee	37,694
	Custody fee	2,904
	Chief compliance officer expenses	1,309
	Other liabilities	19,025
	Total Liabilities	13,332,183
	Net Assets	410,776,978
Net Assets Consist of	Paid-in capital	411,518,312
	Undistributed net investment income	25,185
	Accumulated net realized loss	(766,519)
	Net Assets	410,776,978

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 28, 2014 (Unaudited) (continued)

Adviser Class Shares	Net assets	$8,634,021
	Shares outstanding	8,643,164
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$91,337,079
	Shares outstanding	91,434,642
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,658,980
	Shares outstanding	10,670,271
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$166,078
	Shares outstanding	166,254
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$2,692,052
	Shares outstanding	2,695,008
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,124
	Shares outstanding	11,136
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$297,277,644
	Shares outstanding	297,582,449
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA California Tax-Exempt Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	249,589
Expenses	Investment advisory fee	322,177
	Administration fee	163,567
	Distribution fee:
	Daily Class Shares	19,535
	Investor Class Shares	1,340
	Service fee:
	Adviser Class Shares	12,737
	Daily Class Shares	13,954
	Investor Class Shares	3,351
	Liquidity Class Shares	14
	Shareholder administration fee:
	Institutional Class Shares	33
	Trust Class Shares	149,960
	Transfer agent fee	4,216
	Pricing and bookkeeping fees	54,563
	Trustees' fees	14,237
	Custody fee	5,700
	Legal fees	63,917
	Chief compliance officer expenses	3,949
	Other expenses	61,208
	Total Expenses	894,458
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(443,824)
	Fees waived by distributor:
	Adviser Class Shares	(12,743)
	Daily Class Shares	(33,478)
	Institutional Class Shares	(33)
	Investor Class Shares	(4,693)
	Liquidity Class Shares	(13)
	Trust Class Shares	(150,085)
	Net Expenses	249,589
	Net Investment Income	—
	Net realized loss on investments	(991)
	Net Decrease Resulting from Operations	(991)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	—	26,656
	Net realized gain (loss) on investments	(991)	4,724
	Net increase (decrease) resulting from operations	(991)	31,380
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(616)
	Capital Class Shares	—	(12,559)
	Daily Class Shares	—	(541)
	Institutional Class Shares	—	(29)
	Investor Class	—	(164)
	Trust Class Shares	—	(12,748)
	Total distributions to shareholders	—	(26,657)
	Net Capital Stock Transactions	(50,305,370)	(57,737,660)
	Total decrease in net assets	(50,306,361)	(57,732,937)
Net Assets	Beginning of period	461,083,339	518,816,276
	End of period	410,776,978	461,083,339
	Undistributed net investment income at end of period	25,185	25,185

See Accompanying Notes to Financial Statements.

9

Statements of Changes in Net Assets (continued) – BofA California Tax-Exempt
Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	—	—	1,555	1,555
Distributions reinvested	—	—	31	31
Redemptions	(4,451,917)	(4,451,917)	(30,546,023)	(30,546,023)
Net decrease	(4,451,917)	(4,451,917)	(30,544,437)	(30,544,437)
Capital Class Shares
Subscriptions	149,661,640	149,661,640	329,250,527	329,250,527
Distributions reinvested	—	—	4,278	4,278
Redemptions	(168,797,271)	(168,797,271)	(294,730,651)	(294,730,651)
Net increase (decrease)	(19,135,631)	(19,135,631)	34,524,154	34,524,154
Daily Class Shares
Subscriptions	—	—	258	258
Redemptions	(1,270,100)	(1,270,100)	(5,159,897)	(5,159,897)
Net decrease	(1,270,100)	(1,270,100)	(5,159,639)	(5,159,639)
Institutional Class Shares
Subscriptions	—	—	10,015	10,015
Distributions reinvested	—	—	4	4
Redemptions	(1,215)	(1,215)	(529,603)	(529,603)
Net decrease	(1,215)	(1,215)	(519,584)	(519,584)
Investor Class Shares
Subscriptions	3,128,973	3,128,973	9,490,365	9,490,365
Distributions reinvested	—	—	53	53
Redemptions	(3,306,829)	(3,306,829)	(15,631,452)	(15,631,452)
Net decrease	(177,856)	(177,856)	(6,141,034)	(6,141,034)
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Net increase	—	—	10,000	10,000
Trust Class Shares
Subscriptions	251,907,632	251,907,632	634,486,412	634,486,412
Distributions reinvested	—	—	230	230
Redemptions	(277,176,283)	(277,176,283)	(684,393,762)	(684,393,762)
Net decrease	(25,268,651)	(25,268,651)	(49,907,120)	(49,907,120)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—	(e)	0.0076
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	—	(e)	0.0076
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.0076)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.05%		0.03%		0.00	%(i)	0.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(j)	0.19	%(k)	0.23	%(k)	0.32	%(k)	0.35	%(k)	0.48	%(k)
Waiver/Reimbursement	0.46	%(j)	0.38%		0.34%		0.23%		0.18%		0.06%
Net investment income	—		—	%(i)(k)	—	(k)	—	%(i)(k)	—	%(i)(k)	0.88	%(k)
Net assets, end of period (000s)	$8,634		$13,083		$43,603		$62,936		$217,843		$309,195

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0014		0.0100
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0014		0.0100
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.0014)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.01%		0.08%		0.14%		0.14%		1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(h)	0.17	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)	0.24	%(i)
Waiver/Reimbursement	0.21	%(h)	0.15%		0.12%		0.10%		0.08%		0.05%
Net investment income	—		0.01	%(i)	0.03	%(i)	0.11	%(i)	0.14	%(i)	1.13	%(i)
Net assets, end of period (000s)	$91,337		$110,464		$75,981		$117,232		$193,989		$366,450

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—		0.0054
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	—		0.0054
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—		(0.0054)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.05%		0.03%		0.00%		0.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.18	%(j)	0.23	%(j)	0.32	%(j)	0.35	%(j)	0.73	%(j)
Waiver/Reimbursement	0.81	%(i)	0.74%		0.69%		0.58%		0.53%		0.16%
Net investment income	—		—	%(h)(j)	—	(j)	—	%(h)(j)	—	(j)	0.62	%(j)
Net assets, end of period (000s)	$10,659		$11,929		$17,086		$35,567		$273,194		$1,045,609

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0010		0.0096
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0010		0.0096
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.0010)		(0.0096)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.05%		0.11%		0.10%		0.96%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.19	%(j)	0.22	%(j)	0.23	%(j)	0.24	%(j)	0.28	%(j)
Waiver/Reimbursement	0.25	%(i)	0.17%		0.13%		0.11%		0.08%		0.05%
Net investment income	—		0.01	%(j)	—	%(h)(j)	0.08	%(j)	0.10	%(j)	1.04	%(j)
Net assets, end of period (000s)	$166		$167		$686		$110,499		$265,338		$447,721

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—		0.0068
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	—		0.0068
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.05%		0.03%		0.00%		0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.19	%(j)	0.22	%(j)	0.30	%(j)	0.35	%(j)	0.56	%(j)
Waiver/Reimbursement	0.56	%(i)	0.48%		0.44%		0.35%		0.28%		0.08%
Net investment income	—		—	%(h)(j)	—	(j)	—	%(h)(j)	—	(j)	0.77	%(j)
Net assets, end of period (000s)	$2,692		$2,870		$9,007		$6,201		$5,178		$188,904

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0002		0.0085
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	0.0002		0.0085
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.0002)		(0.0085)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.04%		0.03%		0.01%		0.85	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(j)	0.19	%(k)	0.21	%(k)	0.28	%(k)	0.33	%(k)	0.39	%(k)
Waiver/Reimbursement	0.45	%(j)	0.38%		0.35%		0.27%		0.20%		0.15%
Net investment income	—		—	%(h)(k)	—	(k)	—	%(h)(k)	0.02	%(k)	1.79	%(i)(k)
Net assets, end of period (000s)	$11		$11		$1		$701		$1		$478

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0005		0.0090
Net realized gain (loss) on investments	—	(d)	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0005		0.0090
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.0005)		(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.05%		0.06%		0.05%		0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.18	%(j)	0.22	%(j)	0.28	%(j)	0.30	%(j)	0.34	%(j)
Waiver/Reimbursement	0.31	%(i)	0.24%		0.19%		0.12%		0.08%		0.05%
Net investment income	—		—	%(h)(j)	—	%(h)(j)	0.02	%(j)	0.05	%(j)	0.96	%(j)
Net assets, end of period (000s)	$297,278		$322,559		$372,451		$381,369		$311,692		$585,899

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA California Tax-Exempt Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

BofA California Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Tax-Exempt Income	$26,628
Ordinary Income*	29

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

19

BofA California Tax-Exempt Reserves, February 28, 2014 (Unaudited)

As of August 31, 2013, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$764,679

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides

20

BofA California Tax-Exempt Reserves, February 28, 2014 (Unaudited)

accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

21

BofA California Tax-Exempt Reserves, February 28, 2014 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/14
$587,907	$674,674	$898,417	$2,160,998	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

22

BofA California Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

23

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

24

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA California Tax-Exempt Reserves, the Board noted that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple

25

measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

26

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CATE-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	27
Board Consideration and Re-Approval of Investment Advisory Agreement	34
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

February 28, 2014 (Unaudited)

Certificates of Deposit – 23.2%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.180% 03/12/14	17,280,000	17,280,316
Bank of Nova Scotia Houston
0.220% 05/19/14	160,000,000	160,000,000
0.230% 05/20/14	60,000,000	60,000,000
0.230% 05/22/14	75,000,000	75,000,000
0.240% 07/02/14	48,000,000	48,000,000
0.250% 06/26/14	98,300,000	98,300,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.200% 04/16/14	50,000,000	50,000,000
0.210% 05/28/14	100,800,000	100,800,000
0.400% 03/07/14	2,950,000	2,950,083
Barclays Bank PLC NY
0.230% 03/18/14	17,000,000	17,000,000
Chase Bank USA N.A.
0.250% 04/25/14	65,500,000	65,500,000
CICFP
0.270% 04/01/14	36,000,000	36,000,310
Credit Industrial et Commercial NY
0.210% 03/04/14	100,000,000	100,000,000
0.230% 06/02/14	50,600,000	50,600,000
0.230% 06/03/14	91,000,000	91,000,000
Credit Suisse NY
0.250% 04/29/14	8,000,000	8,000,000
0.250% 05/05/14	65,000,000	65,000,000
0.250% 05/07/14	40,300,000	40,300,000
0.250% 06/04/14	10,000,000	10,000,000
0.250% 07/15/14	82,000,000	82,000,000
Deutsche Bank AG NY
0.220% 04/30/14	47,300,000	47,300,000
0.240% 04/30/14	39,000,000	39,000,000
JPMorgan Chase Bank NA
0.250% 04/21/14	74,510,000	74,510,000
0.320% 06/06/14	14,550,000	14,551,951
Mizuho Corporate Bank Ltd./NY
0.220% 05/13/14	60,000,000	60,000,000
Norinchukin Bank NY
0.100% 03/04/14	233,000,000	233,000,000
Rabobank Nederland NV/NY
0.250% 07/01/14	1,706,000	1,706,000
0.250% 07/15/14	5,025,000	5,025,000
0.250% 07/21/14	69,975,000	69,975,000
Skandinaviska Enskilda Banken AB/NY
0.230% 07/02/14	95,600,000	95,600,000
0.230% 07/03/14	55,000,000	55,000,000

	Par ($)	Value ($)
0.230% 07/09/14	31,028,000	31,028,000
0.230% 07/15/14	12,972,000	12,972,000
0.270% 03/18/14	7,000,000	7,000,099
Sumitomo Mitsui Banking Corp./NY
0.220% 03/11/14	51,200,000	51,200,000
0.220% 03/18/14	43,500,000	43,500,000
0.220% 04/02/14	44,640,000	44,640,000
0.220% 04/21/14	61,700,000	61,700,000
0.220% 06/03/14	39,000,000	39,000,000
0.220% 06/11/14	20,300,000	20,300,000
0.220% 06/18/14	39,000,000	39,000,000
UBS AG Stamford CT
0.515% 05/30/14	17,500,000	17,512,864
Wells Fargo Bank N.A.
0.210% 06/06/14	51,000,000	51,000,000
0.210% 06/09/14	22,000,000	22,000,000
Total Certificates of Deposit (cost of $2,314,251,623)		2,314,251,623
Commercial Paper – 22.1%
ASB Finance Ltd.
0.220% 05/23/14 (a)(b)	23,580,000	23,568,040
0.240% 04/01/14 (a)(b)	36,010,000	36,002,558
0.250% 04/10/14 (a)(b)	36,010,000	35,999,997
Australia & New Zealand Banking Group
0.140% 03/25/14 (a)(b)	3,320,000	3,319,690
Bank of Nova Scotia
0.225% 05/19/14 (a)	52,170,000	52,144,241
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200% 05/07/14 (a)	6,000,000	5,997,767
Barclays Bank PLC CCP
0.210% 03/03/14 (a)(b)(c)	26,000,000	25,999,697
0.210% 03/06/14 (a)(b)(c)	51,000,000	50,998,512
0.260% 05/23/14 (b)(c)	69,000,000	69,000,000
0.260% 06/17/14 (b)(c)	44,250,000	44,250,000
0.270% 05/13/14 (b)(c)	95,000,000	95,000,000
BNZ International Funding Ltd.
0.220% 06/13/14 (a)(b)	36,310,000	36,286,923
0.240% 04/02/14 (a)(b)	5,999,000	5,997,720
0.240% 04/11/14 (a)(b)	61,095,000	61,078,301
0.240% 06/13/14 (a)(b)	10,305,000	10,297,855
Caisse d'Amortissement de la Dette Sociale
0.250% 04/22/14 (a)(b)	12,965,000	12,960,318
0.255% 04/22/14 (a)(b)	75,000,000	74,972,375

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

February 28, 2014 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
Coca-Cola Co.
0.200% 07/25/14 (a)(b)	20,395,000	20,378,457
Collateralized Commercial Paper Co. LLC
0.260% 08/18/14 (a)(c)	40,000,000	39,950,889
Commonwealth Bank of Australia
0.262% 04/04/14 (b)	860,000	860,112
0.263% 03/28/14 (b)	22,240,000	22,242,499
Dexia Credit Local
0.245% 07/07/14 (a)(d)	35,000,000	34,969,511
0.245% 07/08/14 (a)(d)	15,000,000	14,986,831
0.245% 07/11/14 (a)(d)	45,000,000	44,959,575
0.250% 06/25/14 (a)(d)	75,114,000	75,053,492
0.250% 07/01/14 (a)(d)	105,000,000	104,911,042
0.255% 06/25/14 (a)(d)	100,000,000	99,917,833
0.300% 08/21/14 (a)(d)	30,000,000	29,956,750
DNB NOR Bank ASA
0.220% 05/12/14 (a)(b)	8,965,000	8,961,055
0.225% 07/28/14 (a)(b)	75,000,000	74,930,156
0.230% 04/01/14 (a)(b)	11,000,000	10,997,821
0.235% 08/26/14 (a)(b)	45,000,000	44,947,712
0.260% 03/03/14 (a)(b)	45,750,000	45,749,339
0.260% 03/10/14 (a)(b)	13,000,000	12,999,155
Erste Abwicklungsanstalt
0.240% 04/02/14 (a)(b)	1,845,000	1,844,606
Massachusetts Mutual Life Insurance Co.
0.130% 03/13/14 (a)(b)	20,615,000	20,614,107
0.130% 03/14/14 (a)(b)	23,685,000	23,683,888
0.130% 03/20/14 (a)(b)	15,600,000	15,598,930
Nationwide Building Society
0.120% 03/04/14 (a)(b)	5,155,000	5,154,948
0.130% 03/04/14 (a)(b)	3,410,000	3,409,963
0.170% 04/01/14 (a)(b)	20,525,000	20,521,995
NV Bank Nederlandse Gemeenten
0.220% 08/01/14 (a)(b)	40,000,000	39,962,600
Rabobank USA Financial Corp.
0.230% 06/05/14 (a)	25,900,000	25,884,115
Skandinaviska Enskilda Banken AG
0.230% 05/08/14 (a)(b)	32,000,000	31,986,098
Svenska Handelsbanken, Inc.
0.230% 03/10/14 (a)(b)	33,720,000	33,718,061
Swedbank AB
0.230% 07/07/14 (a)	130,000,000	129,893,689
0.230% 07/08/14 (a)	22,325,000	22,306,601
0.230% 07/09/14 (a)	154,000,000	153,872,094

	Par ($)	Value ($)
Toyota Credit Canada, Inc.
0.210% 06/09/14 (a)	33,545,000	33,525,432
0.230% 05/30/14 (a)	25,670,000	25,655,240
Toyota Credit Puerto Rico
0.230% 08/13/14 (a)	5,050,000	5,044,677
Toyota Motor Credit Corp.
0.210% 07/28/14 (a)	25,000,000	24,978,271
0.220% 07/01/14 (a)	25,000,000	24,981,361
0.230% 06/26/14 (a)	21,150,000	21,134,190
0.230% 06/27/14 (a)	4,000,000	3,996,984
0.250% 03/03/14 (a)	81,850,000	81,848,863
Westpac Securities NZ Ltd.
0.225% 05/05/14 (a)(b)	33,000,000	32,986,594
0.225% 05/06/14 (a)(b)	37,080,000	37,064,704
0.240% 04/02/14 (a)(b)	56,650,000	56,637,915
Total Commercial Paper (cost of $2,206,952,149)		2,206,952,149
Asset-Backed Commercial Paper – 21.0%
Albion Capital Corp.
0.210% 05/15/14 (a)(b)	40,165,000	40,147,428
Chariot Funding LLC
0.230% 05/05/14 (a)(b)	38,730,000	38,713,916
0.230% 06/02/14 (a)(b)	21,290,000	21,277,350
0.230% 06/10/14 (a)(b)	18,760,000	18,747,895
0.230% 06/16/14 (a)(b)	54,650,000	54,612,641
0.240% 03/11/14 (a)(b)	23,040,000	23,038,464
0.240% 04/01/14 (a)(b)	21,301,000	21,296,598
0.240% 04/02/14 (a)(b)	32,425,000	32,418,083
FCAR Owner Trust
0.200% 03/03/14 (a)	10,750,000	10,749,881
0.210% 04/15/14 (a)	22,300,000	22,294,146
0.220% 03/31/14 (a)	7,730,000	7,728,583
0.240% 04/01/14 (a)	855,000	854,823
Gotham Funding Corp.
0.150% 03/20/14 (a)(b)	57,200,000	57,195,472
Jupiter Securitization Co. LLC
0.230% 05/05/14 (a)(b)	41,505,000	41,487,764
0.230% 06/12/14 (a)(b)	48,770,000	48,737,907
0.240% 03/10/14 (a)(b)	10,985,000	10,984,341
0.240% 03/17/14 (a)(b)	14,305,000	14,303,474
0.240% 03/24/14 (a)(b)	21,433,000	21,429,714
0.240% 04/01/14 (a)(b)	19,725,000	19,720,923
Kells Funding LLC
0.218% 12/10/14 (03/25/14) (b)(e)(f)	60,850,000	60,850,000
0.228% 12/11/14 (03/25/14) (b)(e)(f)	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

February 28, 2014 (Unaudited)

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
0.230% 08/27/14 (a)(b)	25,000,000	24,971,410
0.237% 12/09/14 (03/25/14) (b)(e)(f)	70,000,000	70,000,000
0.239% 12/08/14 (03/25/14) (b)(e)(f)	10,955,000	10,955,000
0.240% 04/22/14 (a)(b)	18,550,000	18,543,569
0.240% 05/02/14 (a)(b)	37,800,000	37,784,376
0.240% 08/19/14 (a)(b)	16,490,000	16,471,201
0.240% 08/22/14 (a)(b)	57,010,000	56,943,868
0.240% 09/02/14 (a)(b)	81,825,000	81,724,082
0.246% 01/09/15 (05/01/14) (b)(e)(f)	10,000,000	10,000,000
Liberty Street Funding LLC
0.130% 03/03/14 (a)(b)	34,000,000	33,999,754
0.130% 03/11/14 (a)(b)	24,990,000	24,989,098
0.130% 03/12/14 (a)(b)	83,300,000	83,296,691
0.130% 03/25/14 (a)(b)	28,950,000	28,947,491
Manhattan Asset Funding Co. LLC
0.140% 03/03/14 (a)(b)	13,000,000	12,999,899
0.150% 03/04/14 (a)(b)	4,500,000	4,499,944
0.150% 03/10/14 (a)(b)	30,000,000	29,998,875
0.160% 03/11/14 (a)(b)	55,000,000	54,997,555
0.165% 04/01/14 (a)(b)	13,175,000	13,173,128
0.170% 03/19/14 (a)(b)	42,400,000	42,396,396
Newport Funding Corp.
0.220% 03/26/14 (a)(b)	16,820,000	16,817,430
Northern Pines Funding LLC
0.220% 04/30/14 (a)(b)(c)	50,000,000	49,981,667
Old Line Funding LLC
0.230% 05/27/14 (a)(b)	27,339,000	27,323,804
0.230% 06/12/14 (a)(b)	33,680,000	33,657,837
0.230% 08/08/14 (a)(b)	40,000,000	39,959,111
0.230% 08/13/14 (a)(b)	46,010,000	45,961,498
0.230% 08/25/14 (a)(b)	28,270,000	28,238,031
0.240% 03/04/14 (a)(b)	25,960,000	25,959,481
0.240% 03/05/14 (a)(b)	43,394,000	43,392,843
0.240% 03/07/14 (a)(b)	13,190,000	13,189,472
0.250% 04/10/14 (a)(b)	22,768,000	22,761,676
0.250% 04/14/14 (a)(b)	17,045,000	17,039,792
0.250% 04/22/14 (a)(b)	30,855,000	30,843,858
Regency Markets No. 1 LLC
0.130% 03/07/14 (a)(b)	127,795,000	127,792,231
0.140% 03/12/14 (a)(b)	29,530,000	29,528,737
0.140% 03/17/14 (a)(b)	31,347,000	31,345,049
0.140% 03/20/14 (a)(b)	13,012,000	13,011,039
0.145% 03/20/14 (a)(b)	84,484,000	84,477,535
0.150% 03/17/14 (a)(b)	17,800,000	17,798,813

	Par ($)	Value ($)
Sheffield Receivables Corp.
0.220% 03/21/14 (a)(b)	9,700,000	9,698,814
Thunder Bay Funding LLC
0.205% 04/29/14 (03/31/14) (b)(e)(f)	15,500,000	15,500,000
0.230% 05/19/14 (a)(b)	8,925,000	8,920,495
0.230% 06/09/14 (a)(b)	14,290,000	14,280,870
0.230% 06/11/14 (a)(b)	22,651,000	22,636,239
0.240% 03/03/14 (a)(b)	10,000,000	9,999,867
0.250% 04/14/14 (a)(b)	7,790,000	7,787,620
Victory Receivables Corp.
0.150% 03/11/14 (a)(b)	42,092,000	42,090,246
0.150% 03/20/14 (a)(b)	250,000	249,980
Total Asset-Backed Commercial Paper (cost of $2,093,525,775)		2,093,525,775

Time Deposits – 6.2%

Barclays Bank PLC
0.080% 03/03/14	43,000,000	43,000,000
Citibank N.A.
0.080% 03/03/14	351,299,000	351,299,000
US Bank Grand Cayman Time Deposit
0.100% 03/03/14	224,725,000	224,725,000
Total Time Deposits (cost of $619,024,000)		619,024,000

Municipal Bonds (f)(g) – 2.5%

Colorado – 0.4%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.120% 10/01/33 (03/05/14)	9,805,000	9,805,000
Series 2004 A1, SPA: FHLB 0.080% 10/01/34 (03/05/14)	16,015,000	16,015,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (03/05/14)	7,010,000	7,010,000
Series 2005 B-1,
SPA: FHLB 0.080% 04/01/40 (03/05/14)	5,655,000	5,655,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (f)(g) (continued)
	Par ($)	Value ($)
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.250% 12/01/29 (03/06/14)	1,600,000	1,600,000
Colorado Total		40,085,000
Florida – 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A.
0.120% 07/01/37 (03/06/14)	19,500,000	19,500,000
Florida Total		19,500,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company 0.100% 04/01/44 (03/06/14)	3,070,000	3,070,000
Illinois Total		3,070,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.040% 07/01/34 (03/06/14)	6,070,000	6,070,000
Series 2007 G,
SPA: FHLB 0.090% 01/01/38 (03/06/14)	1,410,000	1,410,000
Series 2009 G,
SPA: FHLB 0.110% 01/01/39 (03/06/14)	1,150,000	1,150,000
Iowa Total		8,630,000

	Par ($)	Value ($)
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.170% 01/01/26 (03/06/14)	2,600,000	2,600,000
Maryland Total		2,600,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.120% 10/01/22 (03/06/14)	5,915,000	5,915,000
Massachusetts Total		5,915,000
Minnesota – 0.2%
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.110% 12/01/43 (03/06/14)	22,395,000	22,395,000
Minnesota Total		22,395,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.080% 06/01/41 (03/05/14)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New York – 0.2%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.100% 05/01/44 (03/05/14)	5,485,000	5,485,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (f)(g) (continued)
	Par ($)	Value ($)
NY New York City
Series 2011 D-3,
SPA: Bank of New York 0.030% 10/01/39 (03/03/14)	16,715,000	16,715,000
New York Total		22,200,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.160% 10/01/34 (03/06/14)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.4%
OR Housing & Community Services Department
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.060% 07/01/36 (03/06/14)	5,000,000	5,000,000
Single Family:
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.050% 07/01/35 (03/05/14)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.040% 07/01/37 (03/06/14)	20,000,000	20,000,000
Oregon Total		35,500,000
Texas – 0.4%
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.060% 06/01/45 (03/06/14)	3,025,000	3,025,000
Veterans Housing Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.100% 12/01/24 (03/05/14)	7,700,000	7,700,000

	Par ($)	Value ($)
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.100% 12/01/29 (03/05/14)	5,000,000	5,000,000
Series 2004, SPA: JPMorgan Chase Bank NA 0.100% 06/01/20 (03/05/14)	3,750,000	3,750,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.140% 12/01/26 (03/05/14)	8,390,000	8,390,000
Veterans Land:
Series 2002 A, SPA: Landesbank Hessen-Thüringen 0.150% 12/01/32 (03/04/14)	5,100,000	5,100,000
Series 2004, SPA: State Street Bank & Trust Co. 0.120% 12/01/24 (03/04/14)	2,005,000	2,005,000
Texas Total		34,970,000
Utah – 0.1%
UT State Board of Regents
Series 2014 A
LOC: Royal Bank of Canada 0.100% 02/01/49 (03/06/14)	6,962,000	6,962,000
Utah Total		6,962,000
Washington – 0.0%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.120% 01/01/30 (03/06/14)	2,485,000	2,485,000
Washington Total		2,485,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (f)(g) (continued)
	Par ($)	Value ($)
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.030% 08/15/36 (03/05/14)	24,640,000	24,640,000
Wisconsin Total		24,640,000
Total Municipal Bonds (cost of $245,937,000)		245,937,000
Government & Agency Obligations – 1.5%
U.S. Government Agencies – 1.5%
Federal Farm Credit Bank
0.200% 01/13/16 (03/03/14) (e)(f)	28,120,000	28,117,342
0.230% 04/01/15 (03/03/14) (e)(f)	8,065,000	8,065,000
0.250% 10/20/14 (03/03/14) (e)(f)	42,197,000	42,197,000
0.250% 02/01/16 (03/03/14) (e)(f)	2,700,000	2,702,102
2.625% 04/17/14	13,440,000	13,483,339
Federal National Mortgage Association
0.134% 06/20/14 (03/20/14) (e)(f)	50,695,000	50,691,881
U.S. Government Agencies Total		145,256,664
Total Government & Agency Obligations (cost of $145,256,664)		145,256,664
Corporate Bonds – 1.3%
Commonwealth Bank of Australia
0.746% 06/25/14 (03/25/14) (b)(e)(f)	2,557,000	2,561,414
0.974% 03/17/14 (b)(e)	6,272,000	6,274,149
2.125% 03/17/14 (b)	5,475,000	5,479,527
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.200% 05/13/14 (b)	3,920,000	3,951,735
Credit Suisse New York
5.500% 05/01/14	8,126,000	8,197,483
General Electric Capital Corp.
0.503% 09/15/14 (03/17/14) (e)(f)	2,845,000	2,849,361
3.750% 11/14/14	50,440,000	51,684,739
4.750% 09/15/14	5,194,000	5,321,153

	Par ($)	Value ($)
National Australia Bank Ltd.
0.962% 04/11/14 (b)(e)	9,665,000	9,673,346
1.185% 07/25/14 (04/28/14) (b)(e)(f)	1,830,000	1,837,145
2.250% 04/11/14 (b)	1,790,000	1,794,037
Svenska Handelsbanken AB
4.875% 06/10/14 (b)	6,822,000	6,908,413
Toronto-Dominion Bank
1.375% 07/14/14	3,574,000	3,589,088
Toyota Motor Credit Corp.
0.233% 06/11/14 (03/11/14) (e)(f)	16,651,000	16,652,655
Total Corporate Bonds (cost of $126,774,245)		126,774,245

Repurchase Agreements – 22.2%

Repurchase agreement with
ABN Amro, Inc., dated 02/28/14, due 03/03/14 at 0.140%, collateralized by U.S. Government Agency obligations, U.S. Treasury obligations, and corporate bonds with various maturities to 05/01/43, market value $102,180,459 (repurchase proceeds $100,001,167)	100,000,000	100,000,000
Repurchase agreement with
ABN Amro, Inc., dated 02/28/14, due 03/03/14 at 0.240%, collateralized by common stocks, market value $78,437,084 (repurchase proceeds $71,306,426)	71,305,000	71,305,000
Repurchase agreement with
ABN Amro, Inc., dated 02/28/14, due 03/21/14 at 0.300%, collateralized by common stocks, market value $20,192,204 (repurchase proceeds $18,359,283)	18,355,000	18,355,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
BNP Paribas, dated 02/14/14, due 04/15/14 at 0.380%, collateralized by corporate bonds with various maturities to 10/15/16, market value $27,516,139 (repurchase proceeds $25,025,840)	25,010,000	25,010,000
Repurchase agreement with
BNP Paribas, dated 02/19/14, at 0.240%, collateralized by common stocks and exchange-traded funds, market value $171,263,960 (e)(h)(i)	155,995,000	155,995,000
Repurchase agreement with
BNP Paribas, dated 02/21/14, due 4/22/14 at 0.380%, collateralized by corporate bonds with various maturities to 10/15/16, market value $28,274,614 (repurchase proceeds $25,716,277)	25,700,000	25,700,000
Repurchase agreement with
BNP Paribas, dated 02/27/14, due 03/28/14 at 0.250%, collateralized by corporate bonds with various maturities to 06/03/21, market value $36,073,753 (repurchase proceeds $34,361,919) (i)	34,355,000	34,355,000
Repurchase agreement with
BNP Paribas, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $156,889,524 (repurchase proceeds $142,612,496)	142,610,000	142,610,000
Repurchase agreement with
BNP Paribas, dated 02/28/14, due 03/03/14 at 0.270%, collateralized by corporate bonds with various maturities to 10/15/39, market value $39,216,426 (repurchase proceeds $35,650,802)	35,650,000	35,650,000

	Par ($)	Value ($)
Repurchase agreement with
Credit Suisse First Boston, dated 02/28/14, due 03/03/14 at 0.160%, collateralized by corporate bonds with various maturities to 07/15/23, market value $35,433,809 (repurchase proceeds $33,745,450)	33,745,000	33,745,000
Repurchase agreement with
Credit Suisse First Boston, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by common stocks, market value $57,303,698 (repurchase proceeds $53,480,936)	53,480,000	53,480,000
Repurchase agreement with
Credit Suisse First Boston, dated 02/28/14, due 04/04/14 at 0.340%, collateralized by common stocks, market value $70,201,061 (repurchase proceeds $66,011,813) (i)	65,990,000	65,990,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 02/03/14, at 0.160%, collateralized by corporate bonds with various maturities to 01/15/23, market value $43,403,120 (e)(h)(i)	41,335,000	41,335,000
Repurchase agreement with
ING Bank, dated 02/28/2014, due 03/03/14 at 0.220%, collateralized by common stocks, market value $98,043,042 (repurchase proceeds $89,131,634)	89,130,000	89,130,000
Repurchase agreement with
J.P. Morgan Securities, dated 02/03/14, due 05/02/14 at 0.490%, collateralized by a corporate bond maturing 06/15/14, market value $15,159,646 (repurchase proceeds $13,790,498)	13,774,000	13,774,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Securities, dated 02/18/14, due 05/19/14 at 0.380%, collateralized by common stocks, market value $11,556,031 (repurchase proceeds $10,961,403)	10,951,000	10,951,000
Repurchase agreement with
J.P. Morgan Securities, dated 02/25/14, due 05/27/14 at 0.380%, collateralized by common stocks and exchange-traded funds, market value $11,736,841 (repurchase proceeds $10,865,427)	10,855,000	10,855,000
Repurchase agreement with
J.P. Morgan Securities, dated 02/28/14, due 04/14/14 at 0.443%, collateralized by exchange-traded funds, market value $88,009,921 (repurchase proceeds $80,044,300) (i)	80,000,000	80,000,000
Repurchase agreement with
J.P. Morgan Securities, dated 02/28/14, due 04/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 11/15/40, market value $81,303,266 (repurchase proceeds $73,950,806) (i)	73,900,000	73,900,000
Repurchase agreement with
J.P. Morgan Securities, dated 02/28/14, due 05/29/14 at 0.380%, collateralized by common stocks, market value $9,406,549 (repurchase proceeds $8,923,469)	8,915,000	8,915,000

	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Securities, dated 02/28/14, due 05/29/14 at 0.600%, collateralized by corporate bonds with various maturities to 12/15/35, market value $27,883,181 (repurchase proceeds $25,383,018) (i)	25,345,000	25,345,000
Repurchase agreement with
J.P. Morgan Securities, dated 12/11/13, due 03/11/14 at 0.490%, collateralized by a corporate bond maturing 10/15/17, market value $10,000,110 (repurchase proceeds $9,091,123)	9,080,000	9,080,000
Repurchase agreement with
J.P. Morgan Securities, dated 12/18/13, due 03/18/14 at 0.490%, collateralized by corporate bonds with various maturities to 06/01/38, market value $10,231,142 (repurchase proceeds $9,301,380)	9,290,000	9,290,000
Repurchase agreement with
J.P. Morgan Securities, dated 12/23/13, due 03/24/14 at 0.490%, collateralized by a corporate bond maturing 06/15/14, market value $10,056,970 (repurchase proceeds $9,141,309)	9,130,000	9,130,000
Repurchase agreement with
J.P. Morgan Securities, dated 12/30/13, due 03/28/14 at 0.500%, collateralized by corporate bonds with various maturities to 06/01/38, market value $19,946,608 (repurchase proceeds $18,137,141)	18,115,000	18,115,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by corporate bonds with various maturities to 02/01/24, market value $118,010,975 (repurchase proceeds $112,391,405)	112,390,000	112,390,000
Repurchase agreement with
Mizuho Securities USA, Inc., dated 02/03/14, at 0.170%, collateralized by corporate bonds and a U.S. Treasury obligation with various maturities to 02/15/24, market value $375,691,920 (e)(h)(i)	358,715,000	358,715,000
Repurchase agreement with
RBC Capital Markets, dated 02/25/14, due 03/04/14 at 0.150%, collateralized by corporate bonds with various maturities to 02/01/24, market value $56,864,173 (repurchase proceeds $54,156,580)	54,155,000	54,155,000
Repurchase agreement with
SG Americas Securities LLC, dated 02/28/14, due 03/03/14 at 0.180%, collateralized by corporate bonds with various maturities to 04/15/23, market value $74,871,373 repurchase proceeds ($71,306,070)	71,305,000	71,305,000
Repurchase agreement with
SG Americas Securities LLC, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by corporate bonds with various maturities to 09/15/23, market value $74,871,560 repurchase proceeds ($71,306,248)	71,305,000	71,305,000

	Par ($)	Value ($)
Repurchase agreement with
TD USA Securities, Inc., dated 02/28/14, due 03/03/14 at 0.090%, collateralized by corporate bonds with various maturities to 02/01/24, market value $132,841,747 (repurchase proceeds $126,515,949)	126,515,000	126,515,000
Repurchase agreement with
Wells Fargo Bank NA, dated 02/03/14, at 0.160%, collateralized by corporate bonds and a U.S. Government Agency obligation with various maturities to 06/01/42, market value $92,334,016 (e)(h)(i)	88,100,000	88,100,000
Repurchase agreement with
Wells Fargo Bank NA, dated 02/25/14, due 03/04/14 at 0.290%, collateralized by corporate bonds with various maturities to 02/15/24, market value $49,756,655 (repurchase proceeds $47,387,672)	47,385,000	47,385,000
Repurchase agreement with
Wells Fargo Bank NA, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by a U.S. Treasury obligation maturing 02/28/21, market value $90,419,054 (repurchase proceeds $88,646,108)	88,645,000	88,645,000
Repurchase agreement with
Wells Fargo Bank NA, dated 12/10/13, due 03/12/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $9,158,135 (repurchase proceeds $8,722,795)	8,715,000	8,715,000

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Bank NA, dated 12/11/13, due 03/13/14 at 0.350%, collateralized by corporate bonds with various maturities to 01/31/24, market value $15,263,409 (repurchase proceeds $14,537,992)	14,525,000	14,525,000
Repurchase agreement with
Wells Fargo Bank NA, dated 12/18/13, due 03/18/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $13,665,207 (repurchase proceeds $13,016,379)	13,005,000	13,005,000
Total Repurchase Agreements (cost of $2,216,775,000)		2,216,775,000
Total Investments – 100.0% (cost of $9,968,496,456) (j)		9,968,496,456
Other Assets & Liabilities, Net – 0.0%		746,161
Net Assets – 100.0%		9,969,242,617

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $3,241,360,809 or 32.5% of net assets for the Fund.

(c)  Collateralized commercial paper.

(d)  Guaranteed by the Kingdom of Belgium, the French Republic and the Grand Duchy of Luxembourg.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2014.

(f)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $9,968,496,456.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,314,251,623	$—	$2,314,251,623
Total Commercial Paper	—	2,206,952,149	—	2,206,952,149
Total Asset-Backed Commercial Paper	—	2,093,525,775	—	2,093,525,775
Total Time Deposits	—	619,024,000	—	619,024,000
Total Municipal Bonds	—	245,937,000	—	245,937,000
Total Government & Agency Obligations	—	145,256,664	—	145,256,664
Total Corporate Bonds	—	126,774,245	—	126,774,245
Total Repurchase Agreements	—	2,216,775,000	—	2,216,775,000
Total Investments	$—	$9,968,496,456	$—	$9,968,496,456

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	23.2
Commercial Paper	22.1
Asset-Backed Commercial Paper	21.0
Time Deposits	6.2
Municipal Bonds	2.5
Government & Agency Obligations	1.5
Corporate Bonds	1.3
77.8
Repurchase Agreements	22.2
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Cash Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,751,721,456
	Repurchase agreements, at amortized cost approximating value	2,216,775,000
	Total investments, at value	9,968,496,456
	Receivable for:
	Fund shares sold	105,552
	Interest	2,551,117
	Expense reimbursement due from investment advisor	88,320
	Trustees' deferred compensation plan	96,702
	Prepaid expenses	252,621
	Total Assets	9,971,590,768
Liabilities	Payable to custodian bank	102,879
	Payable for:
	Fund shares repurchased	265,997
	Distributions	82,138
	Investment advisory fee	1,062,752
	Administration fee	290,312
	Pricing and bookkeeping fees	20,998
	Transfer agent fee	89,009
	Trustees' fees	22,607
	Custody fee	52,183
	Shareholder administration fee	51,106
	Chief compliance officer expenses	4,221
	Trustees' deferred compensation plan	96,702
	Other liabilities	207,247
	Total Liabilities	2,348,151
	Net Assets	9,969,242,617
Net Assets Consist of	Paid-in capital	9,966,671,853
	Undistributed net investment income	4,900,233
	Accumulated net realized loss	(2,329,469)
	Net Assets	9,969,242,617

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$1,378,143,379
	Shares outstanding	1,378,071,495
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$6,843,361,841
	Shares outstanding	6,843,010,521
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$706,286,144
	Shares outstanding	706,250,186
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$155,449,096
	Shares outstanding	155,441,079
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$248,340,512
	Shares outstanding	248,328,537
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$17,158,357
	Shares outstanding	17,157,490
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$19,522,150
	Shares outstanding	19,521,141
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$25,444,234
	Shares outstanding	25,442,929
	Net asset value per share	$1.00
Marsico Shares	Net assets	$7,465,951
	Shares outstanding	7,465,569
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$568,070,953
	Shares outstanding	568,041,718
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Cash Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	10,655,811
Expenses	Investment advisory fee	7,118,402
	Administration fee	4,665,601
	Distribution fee:
	Daily Class Shares	1,326,423
	Investor Class Shares	9,122
	Investor II Class Shares	10,644
	Service fee:
	Adviser Class Shares	1,940,693
	Daily Class Shares	947,445
	Investor Class Shares	22,806
	Investor II Class Shares	26,610
	Liquidity Class Shares	32,866
	Marsico Shares	9,140
	Shareholder administration fee:
	Institutional Class Shares	49,517
	Investor II Class Shares	10,644
	Marsico Shares	3,656
	Trust Class Shares	311,534
	Transfer agent fee	220,393
	Pricing and bookkeeping fees	93,732
	Trustees' fees	40,798
	Custody fee	114,565
	Chief compliance officer expenses	11,323
	Other expenses	685,114
	Total Expenses	17,651,028
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,922,568)
	Fees waived by distributor:
	Adviser Class Shares	(1,670,463)
	Daily Class Shares	(2,141,694)
	Institutional Class Shares	(8,739)
	Investor Class Shares	(28,751)
	Investor II Class Shares	(44,165)
	Liquidity Class Shares	(28,296)
	Marsico Shares	(11,534)
	Trust Class Shares	(203,835)
	Net Expenses	9,590,983
	Net Investment Income	1,064,828
	Net realized gain on investments	16,096
	Net Increase Resulting from Operations	1,080,924

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	1,064,828	5,805,526
	Net realized gain on investments	16,096	20,187
	Net increase resulting from operations	1,080,924	5,825,713
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(1,033,508)	(5,171,029)
	Institutional Capital Shares	(28,718)	(185,452)
	Institutional Class Shares	(2,609)	(349,179)
	Liquidity Class Shares	—	(25)
	Trust Class Shares	—	(99,842)
	Total distributions to shareholders	(1,064,835)	(5,805,527)
	Net Capital Stock Transactions	992,621,049	(2,418,457,915)
	Total increase (decrease) in net assets	992,637,138	(2,418,437,729)
Net Assets	Beginning of period	8,976,605,479	11,395,043,208
	End of period	9,969,242,617	8,976,605,479
	Undistributed net investment income at end of period	4,900,233	4,900,240

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	6,167,263,032	6,167,263,032	12,304,726,726	12,304,726,726
Redemptions	(6,270,115,836)	(6,270,115,836)	(12,565,271,416)	(12,565,271,416)
Net decrease	(102,852,804)	(102,852,804)	(260,544,690)	(260,544,690)
Capital Class Shares
Subscriptions	10,064,844,532	10,064,844,532	19,888,692,177	19,888,692,177
Distributions reinvested	328,421	328,421	2,478,432	2,478,432
Redemptions	(8,717,017,920)	(8,717,017,920)	(20,959,120,765)	(20,959,120,765)
Net increase (decrease)	1,348,155,033	1,348,155,033	(1,067,950,156)	(1,067,950,156)
Daily Class Shares
Subscriptions	24,185,296	24,185,296	34,041,526	34,041,526
Redemptions	(124,178,009)	(124,178,009)	(301,838,090)	(301,838,090)
Net decrease	(99,992,713)	(99,992,713)	(267,796,564)	(267,796,564)
Institutional Capital Shares
Subscriptions	24,708,569	24,708,569	37,752,427	37,752,428
Distributions reinvested	27,658	27,658	175,903	175,903
Redemptions	(38,596,120)	(38,596,120)	(94,752,344)	(94,752,344)
Net decrease	(13,859,893)	(13,859,893)	(56,824,014)	(56,824,013)
Institutional Class Shares
Subscriptions	472,799,060	472,799,060	3,047,692,451	3,047,692,451
Distributions reinvested	2,444	2,444	328,407	328,407
Redemptions	(522,039,217)	(522,039,217)	(3,626,500,410)	(3,626,500,410)
Net decrease	(49,237,713)	(49,237,713)	(578,479,552)	(578,479,552)
Investor Class Shares
Subscriptions	1,722,878	1,722,878	7,189,924	7,189,924
Redemptions	(3,062,382)	(3,062,382)	(12,943,328)	(12,943,328)
Net decrease	(1,339,504)	(1,339,504)	(5,753,404)	(5,753,404)
Investor II Class Shares
Subscriptions	2,287,461	2,287,461	5,229,282	5,229,282
Redemptions	(5,977,430)	(5,977,430)	(11,421,742)	(11,421,742)
Net decrease	(3,689,969)	(3,689,969)	(6,192,460)	(6,192,460)
Liquidity Class Shares
Subscriptions	2,711,903	2,711,903	76,436,930	76,436,930
Distributions reinvested	—	—	24	24
Redemptions	(4,258,556)	(4,258,556)	(164,030,389)	(164,030,389)
Net decrease	(1,546,653)	(1,546,653)	(87,593,435)	(87,593,435)
Marsico Shares
Subscriptions	2,054,468	2,054,468	4,341,841	4,341,841
Redemptions	(2,276,076)	(2,276,076)	(5,695,523)	(5,695,523)
Net decrease	(221,608)	(221,608)	(1,353,682)	(1,353,682)
Trust Class Shares
Subscriptions	451,164,216	451,164,216	1,227,300,047	1,227,300,047
Distributions reinvested	—	—	3,228	3,228
Redemptions	(533,957,343)	(533,957,343)	(1,313,273,234)	(1,313,273,234)
Net decrease	(82,793,127)	(82,793,127)	(85,969,959)	(85,969,959)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.00%		0.00%		0.00%		0.89	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.29	%(k)	0.36	%(k)	0.32	%(k)	0.34	%(k)	0.50	%(k)
Waiver/Reimbursement	0.30	%(j)	0.23%		0.17%		0.21%		0.19%		0.06%
Net investment income	—		—	(k)	—	(k)	—	(k)	—	(k)	1.03	%(k)
Net assets, end of period (000s)	$1,378,143		$1,481,000		$1,741,542		$1,964,131		$4,362,143		$6,761,914

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.35)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001		0.002		0.001		—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	0.001		0.002		0.001		—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		(0.002)		(0.001)		—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.09%		0.16%		0.11%		0.13%		1.13	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.19	%(j)	0.20	%(k)	0.20	%(k)	0.20	%(k)	0.21	%(k)	0.26	%(k)
Waiver/Reimbursement	0.08	%(j)	0.07%		0.08%		0.08%		0.07%		0.05%
Net investment income	0.03	%(j)	0.09	%(k)	0.16	%(k)	0.11	%(k)	0.13	%(k)	1.10	%(k)
Net assets, end of period (000s)	$6,843,362		$5,495,170		$6,563,081		$4,638,454		$6,748,972		$9,410,196

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.11)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
From net investment income	—		—		—		—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.00%		0.00%		0.00%		0.65	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(j)	0.29	%(k)	0.35	%(k)	0.32	%(k)	0.34	%(k)	0.75	%(k)
Waiver/Reimbursement	0.65	%(j)	0.58%		0.52%		0.56%		0.54%		0.16%
Net investment income	—		—	(k)	—	(k)	—	(k)	—	(k)	0.71	%(k)
Net assets, end of period (000s)	$706,286		$806,286		$1,074,085		$1,672,737		$7,097,157		$12,642,466

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.59)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001		0.002		0.001		—	(f)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	0.001		0.002		0.001		—	(f)	0.01
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)		(0.002)		(0.001)		—	(f)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.02	%(i)	0.09%		0.16%		0.11%		0.13%		1.13	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.19	%(k)	0.20	%(l)	0.20	%(l)	0.20	%(l)	0.21	%(l)	0.26	%(l)
Waiver/Reimbursement	0.08	%(k)	0.07%		0.08%		0.08%		0.07%		0.05%
Net investment income	0.03	%(k)	0.09	%(l)	0.16	%(l)	0.11	%(l)	0.13	%(l)	1.15	%(l)
Net assets, end of period (000s)	$155,449		$169,310		$226,134		$353,702		$436,201		$610,474

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.11)%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		0.001		—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.05%		0.12%		0.07%		0.09%		1.09	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(k)	0.24	%(l)	0.24	%(l)	0.24	%(l)	0.25	%(l)	0.30	%(l)
Waiver/Reimbursement	0.09	%(k)	0.07%		0.08%		0.08%		0.07%		0.05%
Net investment income	—	%(k)(i)	0.05	%(l)	0.12	%(l)	0.08	%(l)	0.09	%(l)	1.20	%(l)
Net assets, end of period (000s)	$248,341		$297,581		$876,079		$997,386		$1,672,273		$2,349,743

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.15)%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.00%		0.00%		0.00%		0.81	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(j)	0.29	%(k)	0.35	%(k)	0.32	%(k)	0.33	%(k)	0.59	%(k)
Waiver/Reimbursement	0.40	%(j)	0.33%		0.27%		0.31%		0.30%		0.07%
Net investment income	—		—	(k)	—	(k)	—	(k)	—	(k)	0.91	%(k)
Net assets, end of period (000s)	$17,158		$18,498		$24,251		$30,707		$70,579		$380,937

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.43)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00%		0.00%		0.00%		0.00%		0.74	%(j)(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(l)	0.29	%(m)	0.35	%(m)	0.32	%(m)	0.33	%(m)	0.66	%(m)
Waiver/Reimbursement	0.50	%(l)	0.43%		0.37%		0.41%		0.40%		0.10%
Net investment income	—		—	(m)	—	(m)	—	(m)	—	(m)	0.94	%(j)(m)
Net assets, end of period (000s)	$19,522		$23,212		$29,405		$31,245		$56,305		$382,035

(a)  On October 1, 2011, Class A shares were renamed Investor II Class shares and Class B and C converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.50)%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.02%		0.00	%(i)	0.01%		0.98	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(k)	0.29	%(l)	0.34	%(l)	0.31	%(l)	0.33	%(l)	0.41	%(l)
Waiver/Reimbursement	0.30	%(k)	0.23%		0.19%		0.22%		0.20%		0.15%
Net investment income	—		—	%(i)(l)	0.02	%(l)	—	%(i)(l)	0.01	%(l)	1.07	%(l)
Net assets, end of period (000s)	$25,444		$26,991		$114,588		$116,540		$174,664		$463,145

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.26)%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Marsico Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.00%		0.00%		0.00%		0.81	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.29	%(k)	0.35	%(k)	0.31	%(k)	0.34	%(k)	0.58	%(k)
Waiver/Reimbursement	0.40	%(j)	0.33%		0.27%		0.32%		0.29%		0.08%
Net investment income	—		—	(k)	—	(k)	—	(k)	—	(k)	0.84	%(k)
Net assets, end of period (000s)	$7,466		$7,688		$9,041		$11,348		$14,109		$18,497

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.43)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	0.001		—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.06%		0.02%		0.04%		1.03	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(j)	0.28	%(k)	0.30	%(k)	0.29	%(k)	0.30	%(k)	0.36	%(k)
Waiver/Reimbursement	0.15	%(j)	0.09%		0.08%		0.09%		0.08%		0.05%
Net investment income	—		0.01	%(k)	0.06	%(k)	0.02	%(k)	0.04	%(k)	1.14	%(k)
Net assets, end of period (000s)	$568,071		$650,870		$736,836		$754,638		$946,914		$934,916

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 would have been (1.21)%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Cash Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

BofA Cash Reserves, February 28, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On October 5, 2009, an affiliate of the Advisor purchased certain securities owned by the Fund. In addition, on October 8, 2009, an affiliate of the Advisor made a capital contribution to the Fund of $21,755,102.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax

28

BofA Cash Reserves, February 28, 2014 (Unaudited)

regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Ordinary Income*	$5,805,527

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2013, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,345,565

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the

29

BofA Cash Reserves, February 28, 2014 (Unaudited)

following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

30

BofA Cash Reserves, February 28, 2014 (Unaudited)

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$7,018,579	$8,236,952	$11,280,667	$26,536,198	$—

31

BofA Cash Reserves, February 28, 2014 (Unaudited)

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.
32

BofA Cash Reserves, February 28, 2014 (Unaudited)

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

33

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

34

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Cash Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

35

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by

BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

36

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CSHR-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	21
Board Consideration and Re-Approval of Investment Advisory Agreement	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

9/1/13 – 2/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,024.55	0.25	0.25	0.05 (a)
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Investor II Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares,fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Government Plus Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations – 55.9%
	Par ($)	Value ($)
U.S. Government Agencies – 55.9%
Federal Farm Credit Bank
0.090% 06/19/14 (a)	9,000,000	8,997,525
0.114% 04/20/15 (03/20/14) (b)(c)	3,765,000	3,764,803
0.125% 08/12/14 (03/12/14) (b)(c)	6,645,000	6,644,252
0.134% 07/14/14 (03/14/14) (b)(c)	7,180,000	7,179,461
0.135% 11/26/14 (03/26/14) (b)(c)	250,000	249,963
0.140% 11/17/14 (a)	3,000,000	2,996,955
0.144% 09/01/15 (03/01/14) (b)(c)	3,960,000	3,960,627
0.150% 08/26/14 (03/03/14) (b)(c)	2,495,000	2,494,939
0.154% 09/14/15 (03/14/14) (b)(c)	37,000	37,006
0.154% 11/19/15 (03/19/14) (b)(c)	1,795,000	1,795,119
0.154% 03/20/15 (03/20/14) (b)(c)	320,000	320,105
0.155% 03/26/15 (03/26/14) (b)(c)	2,535,000	2,535,159
0.157% 10/08/15 (03/08/14) (b)(c)	4,364,000	4,364,196
0.159% 08/03/15 (03/03/14) (b)(c)	440,000	440,129
0.159% 10/01/15 (03/01/14) (b)(c)	1,330,000	1,330,220
0.165% 02/27/15 (03/27/14) (b)(c)	510,000	510,129
0.170% 12/24/14	2,350,000	2,350,550
0.176% 04/23/15 (03/23/14) (b)(c)	1,488,000	1,488,570
0.176% 06/22/15 (03/22/14) (b)(c)	785,000	785,413
0.179% 03/20/15 (03/20/14) (b)(c)	645,000	645,383
0.180% 04/30/14	80,000	80,008
0.181% 09/22/15 (03/22/14) (b)(c)	1,111,000	1,111,727
0.184% 07/20/15 (03/20/14) (b)(c)	2,420,000	2,421,790
0.184% 02/13/15 (03/13/14) (b)(c)	160,000	160,093
0.185% 09/29/14 (03/29/14) (b)(c)	1,070,000	1,070,341
0.185% 06/26/15 (03/26/14) (b)(c)	2,655,000	2,656,994

	Par ($)	Value ($)
0.185% 09/18/15 (03/18/14) (b)(c)	2,100,000	2,101,930
0.185% 10/26/15 (03/26/14) (b)(c)	650,000	650,279
0.190% 10/16/14	265,000	265,081
0.195% 08/17/15 (03/17/14) (b)(c)	3,386,000	3,388,741
0.200% 01/13/16 (03/03/14) (b)(c)	7,705,000	7,704,272
0.210% 03/04/15 (03/03/14) (b)(c)	780,000	780,597
0.210% 05/05/15 (03/03/14) (b)(c)	240,000	240,172
0.210% 10/22/15 (03/03/14) (b)(c)	980,000	980,245
0.210% 01/04/16 (03/03/14) (b)(c)	125,000	124,988
0.220% 03/04/15 (03/03/14) (b)(c)	2,784,000	2,783,715
0.230% 04/01/15 (03/03/14) (b)(c)	415,000	415,000
0.250% 06/11/14 (03/03/14) (b)(c)	105,000	105,028
0.250% 10/20/14 (03/03/14) (b)(c)	2,412,000	2,412,000
0.280% 10/14/14 (03/03/14) (b)(c)	510,000	510,394
0.350% 05/01/15 (03/03/14) (b)(c)	1,585,000	1,587,534
2.125% 03/05/14	542,000	542,117
2.625% 04/17/14	2,325,000	2,332,500
3.000% 09/22/14	1,670,000	1,696,882
Federal Home Loan Bank
0.060% 03/18/14	7,210,000	7,209,931
0.060% 04/02/14	4,000,000	3,999,909
0.070% 03/18/14	1,990,000	1,990,000
0.070% 03/26/14	3,000,000	2,999,968
0.070% 04/02/14	11,620,000	11,619,541
0.080% 03/10/14	3,000,000	2,999,985
0.090% 03/14/14 (a)	6,000,000	5,999,805
0.100% 03/28/14 (a)	15,000,000	14,998,875
0.100% 04/02/14 (a)	10,000,000	9,999,111
0.100% 04/28/14	370,000	369,994
0.100% 05/29/14	8,000,000	7,999,296
0.100% 06/11/14	13,000,000	12,998,483
0.100% 08/21/14	1,700,000	1,699,873
0.105% 03/19/14 (a)	15,545,000	15,544,184
0.110% 03/03/14	6,980,000	6,979,989
0.110% 03/21/14 (a)	11,000,000	10,999,328
0.110% 03/28/14	7,000,000	7,000,049

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.110% 07/15/14	5,000,000	4,999,887
0.120% 03/28/14	160,000	160,002
0.120% 05/21/14	1,745,000	1,744,996
0.120% 05/27/14	3,000,000	2,999,922
0.120% 08/12/14	2,000,000	1,999,667
0.120% 08/13/14	1,505,000	1,504,995
0.120% 08/14/14	6,165,000	6,164,839
0.120% 08/25/14	4,430,000	4,429,158
0.120% 10/27/14	6,990,000	6,989,334
0.125% 03/20/14	4,745,000	4,745,004
0.125% 03/21/14	9,510,000	9,509,905
0.125% 03/24/14	3,380,000	3,379,983
0.125% 03/27/14	290,000	290,004
0.125% 05/20/14	715,000	714,975
0.125% 09/03/14	2,000,000	1,999,621
0.125% 10/02/14	3,660,000	3,659,867
0.125% 11/18/14	1,085,000	1,084,870
0.130% 03/21/14 (a)	3,015,000	3,014,782
0.130% 04/04/14 (a)	4,020,000	4,019,506
0.130% 04/16/14	2,105,000	2,104,984
0.130% 04/22/14	1,460,000	1,460,041
0.130% 06/11/14	2,615,000	2,614,915
0.130% 10/30/14	8,180,000	8,179,372
0.130% 11/03/14	2,335,000	2,334,815
0.135% 03/26/14 (a)	1,505,000	1,504,859
0.135% 06/06/14 (a)	8,155,000	8,152,034
0.138% 06/18/14 (a)	6,000,000	5,997,493
0.140% 10/16/14	280,000	280,007
0.140% 10/17/14	10,060,000	10,060,281
0.140% 11/21/14	2,350,000	2,350,059
0.145% 04/04/14 (a)	3,910,000	3,909,465
0.150% 04/09/14 (a)	3,970,000	3,969,355
0.150% 04/11/14 (a)	1,700,000	1,699,710
0.160% 04/11/14	18,000,000	18,000,899
0.170% 03/21/14	7,930,000	7,930,172
0.170% 04/03/14	3,645,000	3,645,160
0.170% 04/17/14	12,875,000	12,875,710
0.170% 04/25/14	835,000	835,062
0.170% 07/28/14	9,000,000	9,000,693
0.170% 08/22/14	1,650,000	1,650,292
0.180% 03/07/14	850,000	850,007
0.180% 03/11/14	1,820,000	1,820,023
0.190% 07/25/14	735,000	735,114
0.200% 08/19/15 (03/03/14) (b)(c)	150,000	149,955
0.210% 06/11/14 (03/03/14) (b)(c)	115,000	115,042
0.230% 10/08/14	465,000	465,264
0.290% 04/24/14 (03/03/14) (b)(c)	100,000	100,024
0.375% 06/12/14	5,000,000	5,003,296

	Par ($)	Value ($)
0.875% 12/12/14	310,000	311,761
1.125% 05/30/14	2,285,000	2,290,687
1.300% 04/29/14	3,000,000	3,005,679
1.375% 05/28/14	4,095,000	4,107,303
1.375% 09/12/14	795,000	800,341
2.375% 03/14/14	6,990,000	6,995,653
2.500% 06/13/14	2,335,000	2,350,723
2.650% 04/23/14	55,000	55,196
2.700% 11/18/14	45,000	45,818
2.750% 03/25/14	400,000	400,704
2.750% 12/12/14	1,840,000	1,877,538
3.250% 09/12/14	975,000	991,278
4.750% 11/14/14	105,000	108,403
4.875% 06/13/14	105,000	106,420
5.068% 04/17/14	95,000	95,630
5.250% 06/18/14	3,645,000	3,701,025
5.375% 06/13/14	1,470,000	1,491,992
5.500% 08/13/14	2,470,000	2,529,869
Federal Home Loan Mortgage Corp.
0.130% 04/07/14 (a)	2,385,000	2,384,681
0.135% 10/16/15 (03/16/14) (b)(c)	13,875,000	13,874,972
0.157% 12/05/14 (03/05/14) (b)(c)	1,000,000	1,000,123
0.250% 08/14/14	5,000,000	5,002,708
0.300% 03/21/14	3,550,000	3,550,372
0.320% 12/03/14	3,615,000	3,620,028
0.375% 04/28/14	5,262,000	5,264,170
0.375% 08/28/14	9,749,000	9,760,746
0.500% 09/19/14	1,400,000	1,402,946
0.750% 11/25/14	525,000	527,320
1.000% 07/30/14	4,465,000	4,481,309
1.000% 08/20/14	5,513,000	5,535,161
1.350% 04/29/14	3,290,000	3,296,592
2.500% 04/23/14	10,762,000	10,799,339
3.000% 07/28/14	5,015,000	5,074,240
4.500% 04/02/14	6,373,000	6,397,676
5.000% 07/15/14	6,475,000	6,593,258
5.000% 11/13/14	390,000	403,322
Federal National Mortgage Association
0.125% 02/27/15 (03/27/14) (b)(c)	12,000,000	11,998,807
0.127% 04/02/14 (a)	24,167,000	24,164,315
0.134% 06/20/14 (03/20/14) (b)(c)	3,170,000	3,169,805
0.164% 01/20/15 (03/20/14) (b)(c)	1,902,000	1,902,340
0.360% 06/23/14 (03/03/14) (b)(c)	2,430,000	2,431,640

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.460% 11/21/14 (03/03/14) (b)(c)	395,000	395,957
0.625% 10/30/14	2,457,000	2,464,941
0.750% 12/19/14	1,145,000	1,150,557
0.875% 08/28/14	5,152,000	5,170,839
1.000% 05/16/14	1,000,000	1,001,848
1.125% 06/27/14	8,619,000	8,647,149
1.350% 03/21/14	2,000,000	2,001,378
2.500% 05/15/14	4,049,000	4,069,241
2.625% 11/20/14	3,184,000	3,241,247
2.750% 03/13/14	6,853,000	6,859,031
3.000% 09/16/14	1,776,000	1,803,829
4.125% 04/15/14	16,995,000	17,080,935
U.S. Government Agencies Total		613,415,515
Total Government & Agency Obligations (cost of $613,415,515)		613,415,515
Repurchase Agreements – 44.0%
Repurchase agreement with
ABN AMRO Bank US, dated 02/25/14, due 03/04/14 at 0.050%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 04/01/43, market value $81,600,681 (repurchase proceeds $80,000,778)	80,000,000	80,000,000
Repurchase agreement with
Bank of Nova Scotia, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/20, market value $75,722,705 (repurchase proceeds $74,237,928)	74,237,000	74,237,000
Repurchase agreement with
Credit Suisse First Boston, dated 02/12/14, due 05/13/14 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 01/01/42, market value $10,200,030 (repurchase proceeds $10,002,500)	10,000,000	10,000,000

	Par ($)	Value ($)
Repurchase agreement with
Credit Suisse First Boston, dated 02/26/14, due 05/27/14 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 01/01/42, market value $8,672,978 (repurchase proceeds $8,502,125)	8,500,000	8,500,000
Repurchase agreement with
Credit Suisse First Boston, dated 12/03/13, due 03/03/14 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 01/01/42, market value $10,200,030 (repurchase proceeds $10,003,000)	10,000,000	10,000,000
Repurchase agreement with
Goldman Sachs, dated 02/28/14, due 03/03/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/42, market value $76,500,383 (repurchase proceeds $75,000,375)	75,000,000	75,000,000
Repurchase agreement with
Mitsubishi UFJ Securities, dated 02/27/14, due 03/06/14 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/43, market value $51,000,283 (repurchase proceeds $50,000,486)	50,000,000	50,000,000
Repurchase agreement with
Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/43, market value $81,600,408 (repurchase proceeds $80,000,400)	80,000,000	80,000,000

See Accompanying Notes to Financial Statements.

4

BofA Government Plus Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/42, market value $45,900,383 (repurchase proceeds $45,000,375)	45,000,000	45,000,000
Repurchase agreement with
Wells Fargo Bank, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by a U.S. Treasury obligation maturing 02/28/21, market value $51,000,705 (repurchase proceeds $50,000,625)	50,000,000	50,000,000
Total Repurchase Agreements (cost of $482,737,000)		482,737,000
Total Investments — 99.9% (cost of $1,096,152,515) (d)		1,096,152,515
Other Assets & Liabilities, Net — 0.1%		717,847
Net Assets — 100.0%		1,096,870,362

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2014.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d)  Cost for federal income tax purposes is $1,096,152,515.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$613,415,515	$—	$613,415,515
Total Repurchase Agreements	—	482,737,000	—	482,737,000
Total Investments	$—	$1,096,152,515	$—	$1,096,152,515

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	55.9
Repurchase Agreements	44.0
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Plus Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	613,415,515
	Repurchase agreements, at amortized cost approximating value	482,737,000
	Total investments, at value	1,096,152,515
	Cash	108
	Receivable for:
	Interest	1,157,982
	Expense reimbursement due from investment advisor	33,510
	Trustees' deferred compensation plan	35,426
	Prepaid expenses	16,780
	Other assets	13,756
	Total Assets	1,097,410,077
Liabilities	Payable for:
	Fund shares repurchased	364,106
	Distributions	8,091
	Investment advisory fee	18,525
	Administration fee	4,492
	Pricing and bookkeeping fees	15,985
	Transfer agent fee	3,760
	Trustees' fees	7,158
	Audit fee	21,006
	Legal fee	37,694
	Custody fee	8,373
	Reports to shareholders	13,551
	Chief compliance officer expenses	1,406
	Trustees' deferred compensation plan	35,426
	Other liabilities	142
	Total Liabilities	539,715
	Net Assets	1,096,870,362
Net Assets Consist of	Paid-in capital	1,096,874,195
	Overdistributed net investment income	(7,485)
	Accumulated net realized gain	3,652
	Net Assets	1,096,870,362

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$4,114,035
	Shares outstanding	4,113,961
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,009,856,960
	Shares outstanding	1,009,840,264
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$460,310
	Shares outstanding	460,301
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$10,009
	Shares outstanding	10,009
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$30,286,854
	Shares outstanding	30,286,262
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$286,185
	Shares outstanding	286,180
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,086,227
	Shares outstanding	1,086,208
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,140,066
	Shares outstanding	5,139,974
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$45,629,716
	Shares outstanding	45,628,873
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Plus Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	451,302
Expenses	Investment advisory fee	820,224
	Administration fee	235,849
	Distribution fee:
	Daily Class Shares	597
	Investor Class Shares	133
	Investor II Class Shares	594
	Service fee:
	Adviser Class Shares	6,546
	Daily Class Shares	426
	Investor Class Shares	334
	Investor II Class Shares	1,485
	Liquidity Class Shares	6,372
	Shareholder administration fee:
	Institutional Class Shares	7,858
	Investor II Class Shares	594
	Trust Class Shares	26,636
	Transfer agent fee	10,731
	Pricing and bookkeeping fees	78,380
	Trustees' fees	15,763
	Custody fee	20,113
	Chief compliance officer expenses	4,336
	Other expenses	194,320
	Total Expenses	1,431,291
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,110,100)
	Fees waived by distributor:
	Adviser Class Shares	(6,551)
	Daily Class Shares	(1,024)
	Institutional Class Shares	(7,807)
	Investor Class Shares	(468)
	Investor II Class Shares	(2,673)
	Liquidity Class Shares	(6,367)
	Trust Class Shares	(26,607)
	Net Expenses	269,694
	Net Investment Income	181,608
	Net Increase Resulting from Operations	181,608

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets
		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	181,608	114,910
	Net realized gain on investments	—	8,019
	Net increase resulting from operations	181,608	122,929
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(1,040)	(1,307)
	Capital Class Shares	(160,738)	(96,268)
	Daily Class Shares	(68)	(245)
	Institutional Capital Shares	(41)	(995)
	Institutional Class Shares	(7,833)	(2,881)
	Investor Class Shares	(53)	(79)
	Investor II Class Shares	(236)	(138)
	Liquidity Class Shares	(1,013)	(1,029)
	Trust Class Shares	(10,586)	(11,968)
	Total distributions to shareholders	(181,608)	(114,910)
	Net Capital Stock Transactions	494,772,358	102,264,366
	Total increase in net assets	494,772,358	102,272,385
Net Assets	Beginning of period	602,098,004	499,825,619
	End of period	1,096,870,362	602,098,004
	Overdistributed net investment income at end of period	(7,485)	(7,485)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	9,350,000	9,350,000	25,805,000	25,805,000
Distributions reinvested	1,022	1,022	1,289	1,289
Redemptions	(11,948,724)	(11,948,724)	(25,200,681)	(25,200,681)
Net increase (decrease)	(2,597,702)	(2,597,702)	605,608	605,608
Capital Class Shares
Subscriptions	2,577,830,538	2,577,830,538	2,684,794,990	2,684,794,991
Distributions reinvested	121,417	121,417	55,817	55,817
Redemptions	(2,071,847,086)	(2,071,847,086)	(2,520,040,114)	(2,520,040,114)
Net increase	506,104,869	506,104,869	164,810,693	164,810,694
Daily Class Shares
Subscriptions	2,873,092	2,873,092	5,597,480	5,597,480
Distributions reinvested	16	16	20	20
Redemptions	(2,613,460)	(2,613,460)	(17,424,877)	(17,424,877)
Net increase (decrease)	259,648	259,648	(11,827,377)	(11,827,377)
Institutional Capital Shares
Subscriptions	295,099	295,099	12,151,016	12,151,016
Distributions reinvested	2	2	3	3
Redemptions	(340,095)	(340,095)	(70,717,274)	(70,717,274)
Net decrease	(44,994)	(44,994)	(58,566,255)	(58,566,255)
Institutional Class Shares
Subscriptions	88,150,000	88,150,000	111,549,817	111,549,817
Distributions reinvested	7,833	7,833	2,879	2,879
Redemptions	(80,500,000)	(80,500,000)	(105,052,001)	(105,052,001)
Net increase	7,657,833	7,657,833	6,500,695	6,500,695
Investor Class Shares
Subscriptions	501,205	501,205	1,984,659	1,984,659
Distributions reinvested	23	23	20	20
Redemptions	(438,741)	(438,741)	(1,894,495)	(1,894,495)
Net increase	62,487	62,487	90,184	90,184

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Investor II Class Shares
Subscriptions	3,372,336	3,372,336	1,657,310	1,657,310
Distributions reinvested	18	18	19	19
Redemptions	(3,640,595)	(3,640,595)	(769,892)	(769,892)
Net increase (decrease)	(268,241)	(268,241)	887,437	887,437
Liquidity Class Shares
Subscriptions	—	—	1	1
Distributions reinvested	1,014	1,014	1,029	1,029
Net increase	1,014	1,014	1,030	1,030
Trust Class Shares
Subscriptions	56,283,436	56,283,436	109,729,466	109,729,466
Distributions reinvested	280	280	365	365
Redemptions	(72,686,272)	(72,686,272)	(109,967,481)	(109,967,481)
Net decrease	(16,402,556)	(16,402,556)	(237,650)	(237,650)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—		0.006
Net realized gain on investments	—		—	(c)	—		—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—		0.006
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—		(0.006)
Increase from Contribution from Advisor	—		—		—		—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.02%		0.01%		0.00	%(g)	0.00%		0.58	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(i)	0.15	%(j)	0.16	%(j)	0.22	%(j)	0.22	%(j)	0.43	%(j)
Waiver/Reimbursement	0.50	%(i)	0.45%		0.42%		0.34%		0.31%		0.10%
Net investment income	0.04	%(i)	0.02	%(j)	0.01	%(j)	—	(j)	—	(j)	0.68	%(h)(j)
Net assets, end of period (000s)	$4,114		$6,712		$6,106		$6,956		$83,849		$100,232

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.008
Net realized gain on investments	—		—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.008
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.008)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.02%		0.01%		0.01	%(h)	0.03%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(i)	0.14	%(j)	0.16	%(j)	0.17	%(j)	0.19	%(j)	0.20	%(j)
Waiver/Reimbursement	0.24	%(i)	0.20%		0.17%		0.14%		0.09%		0.08%
Net investment income	0.04	%(i)	0.02	%(j)	0.01	%(j)	0.01	%(j)	0.03	%(j)	0.67	%(j)
Net assets, end of period (000s)	$1,009,857		$503,751		$338,932		$492,086		$534,988		$1,071,570

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—		—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.05	%(f)(g)	0.18	%(h)	0.16	%(f)(h)
Waiver/Reimbursement	0.84	%(f)	0.76%		0.77	%(f)
Net investment income	0.04	%(f)	0.02	%(h)	0.02	%(f)(h)
Net assets, end of period (000s)	$460		$201		$12,028

(a)  Daily Class Shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.008
Net realized gain on investments	—		—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.008
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.008)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.03%		0.01%		0.01	%(h)	0.03%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(i)	0.19	%(j)(k)	0.16	%(j)	0.18	%(j)	0.19	%(j)	0.20	%(j)
Waiver/Reimbursement	0.24	%(i)	0.15%		0.17%		0.13%		0.09%		0.08%
Net investment income	0.04	%(i)	0.02	%(j)	0.01	%(j)	0.02	%(j)	0.02	%(j)	0.81	%(j)
Net assets, end of period (000s)	$10		$55		$58,622		$50,336		$78,011		$156,431

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	0.008
Net realized gain on investments	—		—	(c)	—		—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	0.008
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	(0.008)
Increase from Contribution from Advisor	—		—		—		—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.02%		0.01%		0.00	%(g)(h)	0.01%		0.76	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(j)	0.15	%(k)	0.16	%(k)	0.18	%(k)	0.21	%(k)	0.24	%(k)
Waiver/Reimbursement	0.28	%(j)	0.23%		0.21%		0.17%		0.11%		0.08%
Net investment income	0.04	%(j)	0.02	%(k)	—	%(h)(k)	—	%(h)(k)	0.01	%(k)	0.58	%(i)(k)
Net assets, end of period (000s)	$30,287		$22,629		$16,128		$75,270		$53,599		$191,321

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—		—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(f)	0.13	%(g)(h)	0.16	%(f)(g)
Waiver/Reimbursement	0.60	%(f)	0.57%		0.51	%(f)
Net investment income	0.04	%(f)	0.02	%(g)	0.01	%(f)(g)
Net assets, end of period (000s)	$286		$224		$134

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor II Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—		—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(f)	0.14	%(g)	0.16	%(f)(g)
Waiver/Reimbursement	0.69	%(f)	0.66%		0.62	%(f)
Net investment income	0.04	%(f)	0.02	%(g)	0.01	%(f)(g)
Net assets, end of period (000s)	$1,086		$1,354		$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)	0.007
Net realized gain on investments	—		—	(c)	—		—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)	0.007
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)	(0.007)
Increase from Contribution from Advisor	—		—		—		—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00%
Total return (d)(e)	0.02	%(f)	0.02%		0.01%		0.00	%(g)	0.00%		0.66	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(i)	0.15	%(j)	0.16	%(j)	0.19	%(j)	0.22	%(j)	0.34	%(j)
Waiver/Reimbursement	0.49	%(i)	0.45%		0.42%		0.37%		0.31%		0.19%
Net investment income	0.04	%(i)	0.02	%(j)	0.01	%(j)	—	(j)	—	%(j)(k)	0.12	%(h)(j)
Net assets, end of period (000s)	$5,140		$5,139		$5,138		$5,138		$5,136		$5,147

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011		2010 (a)(b)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)	0.007
Net realized gain on investments	—		—	(c)	—		—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)	0.007
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)	(0.007)
Increase from Contribution from Advisor	—		—		—		—	(c)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.02%		0.01%		0.00	%(g)	0.00	%(h)	0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(i)	0.15	%(j)	0.16	%(j)	0.19	%(j)	0.21	%(j)	0.30	%(j)
Waiver/Reimbursement	0.35	%(i)	0.29%		0.27%		0.22%		0.17%		0.08%
Net investment income	0.04	%(i)	0.02	%(j)	0.01	%(j)	—	(j)	—	%(h)(j)	0.62	%(j)
Net assets, end of period (000s)	$45,630		$62,033		$62,270		$82,047		$108,968		$216,878

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Government Plus Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

BofA Government Plus Reserves, February 28, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

22

BofA Government Plus Reserves, February 28, 2014 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Ordinary Income*	$114,910

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

As of January 1, 2013, the Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

Prior to January 1, 2013, the Advisor had contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average daily net assets.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration

23

BofA Government Plus Reserves, February 28, 2014 (Unaudited)

agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.02% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such

24

BofA Government Plus Reserves, February 28, 2014 (Unaudited)

payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31: 2016	Total potential recovery	Amount recovered during the period ended 02/28/2014
$547,381	$547,381	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

25

BofA Government Plus Reserves, February 28, 2014 (Unaudited)

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $325,079.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

26

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

27

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.02% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Government Plus Reserves, the Board noted that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple

28

measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Government Plus Reserves was below the median range of such Fund's Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other applicable factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.
29

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR/GOVP-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Board Consideration and Re-Approval of Investment Advisory Agreement	26
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations – 99.9%
	Par ($)	Value ($)
U.S. Government Agencies – 87.6%
Federal Farm Credit Bank
0.010% 03/03/14 (a)	213,255,000	213,254,882
0.020% 03/03/14 (a)	10,000,000	9,999,989
0.030% 03/18/14 (a)	100,000,000	99,998,583
0.030% 03/19/14 (a)	75,000,000	74,998,875
0.030% 03/20/14 (a)	39,675,000	39,674,372
0.030% 03/28/14 (a)	50,000,000	49,998,875
0.040% 03/03/14 (a)	34,000,000	33,999,924
0.040% 03/25/14 (a)	25,000,000	24,999,333
0.040% 04/03/14 (a)	80,500,000	80,497,048
0.040% 04/09/14 (a)	50,000,000	49,997,833
0.040% 04/10/14 (a)	40,000,000	39,998,222
0.040% 05/19/14 (a)	10,000,000	9,999,122
0.050% 04/30/14 (a)	50,000,000	49,995,833
0.060% 03/07/14 (a)	10,000,000	9,999,900
0.070% 04/10/14 (a)	4,000,000	3,999,689
0.070% 06/27/14 (a)	75,000,000	74,982,792
0.080% 04/28/14 (a)	5,000,000	4,999,356
0.080% 05/16/14 (a)	7,980,000	7,978,652
0.080% 06/04/14 (a)	40,075,000	40,066,540
0.090% 03/05/14 (a)	32,500,000	32,499,675
0.090% 03/17/14 (a)	50,000,000	49,998,000
0.090% 03/28/14 (a)	75,000,000	74,994,937
0.090% 04/04/14 (a)	20,000,000	19,998,300
0.090% 06/19/14 (a)	22,000,000	21,993,950
0.100% 04/11/14 (a)	45,000,000	44,994,875
0.100% 04/15/14 (a)	84,000,000	83,989,500
0.100% 04/29/14 (a)	20,870,000	20,866,580
0.100% 05/12/14 (a)	50,000,000	49,990,000
0.100% 06/27/14 (a)	25,000,000	24,991,806
0.105% 04/17/14 (03/17/14) (b)(c)	100,000	100,003
0.110% 07/14/14 (a)	15,000,000	14,993,812
0.110% 08/18/14 (a)	5,000,000	4,997,403
0.114% 04/20/15 (03/20/14) (b)(c)	38,650,000	38,647,974
0.120% 06/03/14 (03/03/14) (b)(c)	2,500,000	2,500,260
0.120% 08/06/14 (a)	26,000,000	25,986,307
0.120% 10/17/14 (a)	66,655,000	66,603,898
0.125% 10/27/14 (03/27/14) (b)(c)	8,075,000	8,076,700
0.125% 08/12/14 (03/12/14) (b)(c)	73,645,000	73,636,715
0.127% 10/09/14 (03/09/14) (b)(c)	735,000	735,029
0.130% 10/03/14 (a)	10,000,000	9,992,200
0.134% 07/14/14 (03/14/14) (b)(c)	76,230,000	76,224,273

	Par ($)	Value ($)
0.135% 11/26/14 (03/26/14) (b)(c)	745,000	745,156
0.135% 12/24/14 (a)	19,245,000	19,223,494
0.136% 07/23/14 (03/23/14) (b)(c)	175,000	175,029
0.140% 11/17/14 (a)	14,000,000	13,985,790
0.144% 09/01/15 (03/01/14) (b)(c)	88,830,000	88,844,100
0.150% 08/26/14 (03/03/14) (b)(c)	25,490,000	25,489,373
0.154% 09/14/15 (03/14/14) (b)(c)	7,412,000	7,414,517
0.154% 11/19/15 (03/19/14) (b)(c)	5,575,000	5,575,149
0.154% 03/20/15 (03/20/14) (b)(c)	3,105,000	3,106,014
0.155% 03/26/15 (03/26/14) (b)(c)	5,450,000	5,451,770
0.157% 10/08/15 (03/08/14) (b)(c)	1,392,000	1,391,883
0.158% 07/06/15 (03/06/14) (b)(c)	200,000	200,084
0.159% 08/03/15 (03/03/14) (b)(c)	4,290,000	4,291,260
0.159% 10/01/15 (03/01/14) (b)(c)	2,175,000	2,175,372
0.160% 04/23/14	10,600,000	10,600,397
0.160% 06/11/14	2,855,000	2,855,357
0.164% 01/19/16 (03/19/14) (b)(c)	1,300,000	1,300,140
0.165% 08/27/14 (03/27/14) (b)(c)	1,411,000	1,411,382
0.165% 02/27/15 (03/27/14) (b)(c)	4,460,000	4,461,280
0.166% 10/24/14 (03/24/14) (b)(c)	370,000	370,125
0.170% 04/27/15 (03/27/14) (b)(c)	29,760,000	29,774,879
0.170% 12/24/14	15,050,000	15,053,525
0.176% 04/23/15 (03/23/14) (b)(c)	22,073,000	22,084,412
0.176% 06/22/15 (03/22/14) (b)(c)	22,275,000	22,286,011
0.176% 03/26/15 (03/26/14) (b)(c)	425,000	424,849
0.179% 03/20/15 (03/20/14) (b)(c)	1,580,000	1,580,830
0.180% 03/04/14	1,600,000	1,600,009
0.180% 04/30/14	645,000	645,061
0.181% 09/22/15 (03/22/14) (b)(c)	7,780,000	7,785,131

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.184% 07/20/15 (03/20/14) (b)(c)	40,355,000	40,381,775
0.184% 02/13/15 (03/13/14) (b)(c)	3,385,000	3,386,945
0.185% 09/29/14 (03/29/14) (b)(c)	12,935,000	12,941,900
0.185% 06/26/15 (03/26/14) (b)(c)	24,590,000	24,608,171
0.185% 07/27/15 (03/27/14) (b)(c)	4,000,000	4,002,283
0.185% 09/18/15 (03/18/14) (b)(c)	23,500,000	23,522,116
0.185% 10/26/15 (03/26/14) (b)(c)	2,665,000	2,666,848
0.188% 04/06/15 (03/06/14) (b)(c)	5,220,000	5,223,758
0.190% 07/15/14	2,520,000	2,520,364
0.190% 10/16/14	1,735,000	1,735,533
0.195% 08/17/15 (03/17/14) (b)(c)	8,101,000	8,107,539
0.196% 07/24/15 (03/24/14) (b)(c)	10,000,000	10,008,566
0.200% 05/13/14	3,085,000	3,085,527
0.200% 08/28/14	2,005,000	2,005,741
0.200% 10/15/14	1,380,000	1,380,422
0.200% 01/13/16 (03/03/14) (b)(c)	47,745,000	47,740,486
0.205% 10/26/15 (03/26/14) (b)(c)	8,190,000	8,198,974
0.210% 04/25/14 (03/03/14) (b)(c)	235,000	234,950
0.210% 03/04/15 (03/03/14) (b)(c)	8,950,000	8,956,889
0.210% 05/05/15 (03/03/14) (b)(c)	2,330,000	2,331,672
0.210% 10/22/15 (03/03/14) (b)(c)	5,900,000	5,901,475
0.210% 01/04/16 (03/03/14) (b)(c)	805,000	804,925
0.220% 03/04/15 (03/03/14) (b)(c)	32,601,000	32,597,664
0.220% 03/24/15 (03/03/14) (b)(c)	300,000	300,243
0.230% 04/01/15 (03/03/14) (b)(c)	5,200,000	5,200,000
0.250% 04/04/14	1,000,000	1,000,113
0.250% 06/11/14 (03/03/14) (b)(c)	4,690,000	4,691,819
0.250% 07/28/14	7,410,000	7,413,904
0.250% 10/20/14 (03/03/14) (b)(c)	23,881,000	23,881,000

	Par ($)	Value ($)
0.250% 01/26/15 (03/03/14) (b)(c)	10,000,000	10,007,798
0.260% 03/04/14	4,220,000	4,220,038
0.270% 08/03/15 (03/03/14) (b)(c)	2,405,000	2,409,854
0.280% 10/14/14 (03/03/14) (b)(c)	3,185,000	3,187,610
0.290% 03/27/14 (03/03/14) (b)(c)	5,330,000	5,330,681
0.300% 04/23/14	3,040,000	3,040,793
0.300% 07/18/14	1,215,000	1,215,905
0.300% 08/21/14	1,000,000	1,000,875
0.350% 05/01/15 (03/03/14) (b)(c)	16,075,000	16,100,704
0.375% 03/03/14	1,000,000	1,000,014
1.625% 11/19/14	9,972,000	10,077,666
1.900% 06/02/14	3,690,000	3,706,558
2.125% 03/05/14	6,660,000	6,661,442
2.625% 04/17/14	36,979,000	37,100,842
3.000% 09/22/14	1,630,000	1,656,350
3.800% 04/08/14	700,000	702,711
4.480% 11/20/14	800,000	825,036
4.900% 04/29/14	200,000	201,601
4.950% 04/07/14	3,000,000	3,014,624
5.200% 04/17/14	1,000,000	1,006,601
Federal Home Loan Bank
0.010% 03/03/14 (a)	153,328,000	153,328,000
0.040% 03/26/14 (a)	99,794,000	99,791,228
0.050% 04/23/14 (a)	34,125,000	34,122,488
0.050% 04/30/14 (a)	112,810,000	112,800,599
0.060% 03/18/14	73,550,000	73,549,294
0.060% 04/02/14	29,000,000	28,999,337
0.060% 05/28/14 (a)	60,473,000	60,464,131
0.070% 03/18/14	10,775,000	10,774,998
0.070% 03/26/14	6,000,000	5,999,936
0.070% 04/02/14	34,625,000	34,623,879
0.080% 03/10/14	31,000,000	30,999,842
0.090% 03/05/14	1,610,000	1,610,010
0.090% 03/14/14 (a)	22,985,000	22,984,253
0.090% 08/28/14	20,340,000	20,338,321
0.100% 03/03/14 (a)	2,000,000	1,999,989
0.100% 04/02/14 (a)	75,000,000	74,993,333
0.100% 04/28/14	47,000,000	46,999,147
0.100% 06/11/14	75,000,000	74,991,251
0.100% 08/21/14	85,975,000	85,968,575
0.105% 03/19/14 (a)	105,110,000	105,104,482
0.110% 03/03/14	111,995,000	111,994,850
0.110% 03/28/14	50,000,000	50,000,351
0.120% 03/28/14	1,140,000	1,140,016
0.120% 05/21/14	47,385,000	47,384,900

See Accompanying Notes to Financial Statements.

3

BofA Government Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.120% 05/27/14	37,125,000	37,124,260
0.120% 08/12/14	17,000,000	16,997,168
0.120% 08/13/14	8,630,000	8,629,973
0.120% 08/14/14	35,090,000	35,089,084
0.120% 08/25/14	58,680,000	58,669,685
0.120% 10/27/14	44,755,000	44,750,737
0.125% 03/20/14	45,560,000	45,560,034
0.125% 03/21/14	10,000,000	9,999,825
0.125% 03/24/14	63,970,000	63,969,875
0.125% 03/27/14	23,610,000	23,610,902
0.125% 04/11/14	830,000	830,014
0.125% 05/20/14	7,830,000	7,829,783
0.125% 09/03/14	825,000	825,037
0.125% 09/16/14	5,545,000	5,544,963
0.125% 10/02/14	23,420,000	23,419,146
0.125% 11/04/14	360,000	359,910
0.130% 03/21/14 (a)	68,670,000	68,665,040
0.130% 04/04/14 (a)	30,475,000	30,471,258
0.130% 04/16/14	21,660,000	21,659,833
0.130% 06/11/14	19,255,000	19,254,377
0.130% 10/30/14	46,870,000	46,866,399
0.130% 11/03/14	14,940,000	14,938,815
0.135% 03/26/14 (a)	11,430,000	11,428,928
0.135% 06/06/14 (a)	59,985,000	59,963,180
0.138% 06/18/14 (a)	60,000,000	59,974,930
0.140% 06/04/14	4,610,000	4,609,976
0.140% 10/16/14	1,785,000	1,785,044
0.140% 10/17/14	64,310,000	64,311,799
0.145% 04/04/14 (a)	29,640,000	29,635,941
0.150% 04/09/14 (a)	30,090,000	30,085,110
0.150% 04/11/14 (a)	12,885,000	12,882,799
0.160% 04/11/14	14,000,000	14,000,699
0.170% 03/21/14	79,710,000	79,711,728
0.170% 04/03/14	27,285,000	27,286,197
0.170% 04/17/14	106,925,000	106,930,978
0.170% 04/24/14	42,000,000	42,003,077
0.170% 04/25/14	8,485,000	8,485,629
0.170% 04/29/14	295,000	295,035
0.170% 08/22/14	9,100,000	9,101,609
0.170% 08/26/14	1,175,000	1,175,076
0.180% 03/06/14	4,985,000	4,985,019
0.180% 03/11/14	19,715,000	19,715,243
0.180% 03/18/14	805,000	805,053
0.180% 08/05/14	1,930,000	1,930,191
0.190% 07/25/14	5,135,000	5,135,797
0.210% 06/11/14 (03/03/14) (b)(c)	1,300,000	1,300,479
0.220% 06/04/14 (03/03/14) (b)(c)	480,000	480,178
0.230% 04/15/14	11,425,000	11,427,493
0.230% 10/08/14	2,975,000	2,976,687

	Par ($)	Value ($)
0.240% 04/22/14	115,410,000	115,430,018
0.350% 05/23/14	1,500,000	1,500,751
0.375% 05/23/14	4,410,000	4,413,174
0.875% 12/12/14	1,975,000	1,986,219
1.375% 05/28/14	89,530,000	89,813,335
2.375% 03/14/14	55,285,000	55,329,937
2.500% 06/13/14	1,665,000	1,676,220
2.650% 04/23/14	650,000	652,319
2.700% 11/18/14	300,000	305,451
2.750% 12/12/14	4,445,000	4,535,707
2.930% 03/11/14	2,400,000	2,402,044
3.250% 09/12/14	330,000	335,497
4.750% 11/14/14	585,000	603,961
4.875% 06/13/14	705,000	714,557
5.000% 03/14/14	7,470,000	7,485,160
5.068% 04/17/14	600,000	603,981
5.250% 06/18/14	12,545,000	12,736,936
5.375% 06/13/14	8,215,000	8,337,874
5.500% 08/13/14	17,210,000	17,627,313
Tennessee Valley Authority
0.015% 03/05/14 (a)	20,225,000	20,224,966
0.019% 03/05/14 (a)	140,800,000	140,799,703
0.030% 03/06/14 (a)	160,635,000	160,634,331
0.030% 03/13/14 (a)	100,800,000	100,798,992
U.S. Government Agencies Total		5,611,255,350
U.S. Government Obligations – 12.3%
U.S. Treasury Bill
0.005% 03/06/14 (d)	82,377,000	82,376,943
0.035% 03/27/14 (d)	80,815,000	80,812,957
0.040% 03/27/14 (d)	283,955,000	283,946,797
0.040% 04/17/14 (d)	81,360,000	81,355,751
0.040% 04/24/14 (d)	81,360,000	81,355,118
0.045% 04/17/14 (d)	40,680,000	40,677,610
U.S. Treasury Note
0.250% 05/31/14	40,658,000	40,677,629
1.750% 03/31/14	56,205,000	56,284,044
1.875% 04/30/14	42,925,000	43,054,960
U.S. Government Obligations Total		790,541,809
Total Government & Agency Obligations (cost of $6,401,797,159)		6,401,797,159
Total Investments – 99.9% (cost of $6,401,797,159) (e)		6,401,797,159
Other Assets & Liabilities, Net – 0.1%		3,384,062
Net Assets – 100.0%		6,405,181,221

See Accompanying Notes to Financial Statements.

4

BofA Government Reserves

February 28, 2014 (Unaudited)

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2014.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $6,401,797,159.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,401,797,159	$—	$6,401,797,159
Total Investments	$—	$6,401,797,159	$—	$6,401,797,159

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	87.6
U.S. Government Obligations	12.3
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	6,401,797,159
	Cash	788
	Receivable for:
	Fund shares sold	6,490
	Interest	3,618,544
	Expense reimbursement due from investment advisor	26,089
	Trustees' deferred compensation plan	24,416
	Prepaid expenses	163,977
	Total Assets	6,405,637,463
Liabilities	Payable for:
	Distributions	27,995
	Investment advisory fee	109,886
	Administration fee	181,330
	Pricing and bookkeeping fees	16,581
	Transfer agent fee	20,471
	Trustees' fees	15,767
	Custody fee	23,962
	Chief compliance officer expenses	2,829
	Trustees' deferred compensation plan	24,416
	Other liabilities	33,005
	Total Liabilities	456,242
	Net Assets	6,405,181,221
Net Assets Consist of	Paid-in capital	6,405,572,738
	Overdistributed net investment income	(15,278)
	Accumulated net realized loss	(376,239)
	Net Assets	6,405,181,221

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$427,512,037
	Shares outstanding	427,552,298
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$2,949,884,276
	Shares outstanding	2,950,124,181
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$303,763,342
	Shares outstanding	303,787,297
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$646,931,443
	Shares outstanding	646,982,848
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$50,571,372
	Shares outstanding	50,576,291
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$2,908,069
	Shares outstanding	2,908,295
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,405,584
	Shares outstanding	1,405,697
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$88,785,173
	Shares outstanding	88,795,947
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,933,419,925
	Shares outstanding	1,933,575,365
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	2,812,371
Expenses	Investment advisory fee	4,879,377
	Administration fee	3,182,918
	Distribution fee:
	Daily Class Shares	221,663
	Investor Class Shares	1,947
	Investor II Class Shares	776
	Service fee:
	Adviser Class Shares	570,876
	Daily Class Shares	158,331
	Investor Class Shares	4,867
	Investor II Class Shares	1,941
	Liquidity Class Shares	142,064
	Shareholder administration fee:
	Institutional Class Shares	10,547
	Investor II Class Shares	776
	Trust Class Shares	962,715
	Transfer agent fee	65,690
	Pricing and bookkeeping fees	80,590
	Trustees' fees	32,821
	Custody fee	45,324
	Chief compliance officer expenses	9,144
	Other expenses	298,687
	Total Expenses	10,671,054
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,107,927)
	Fees waived by distributor:
	Adviser Class Shares	(570,706)
	Daily Class Shares	(379,915)
	Institutional Class Shares	(10,521)
	Investor Class Shares	(6,813)
	Investor II Class Shares	(3,492)
	Liquidity Class Shares	(142,048)
	Trust Class Shares	(962,608)
	Net Expenses	2,487,024
	Net Investment Income	325,347
	Net realized gain on investments	40,731
	Net Increase Resulting from Operations	366,078

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	325,347	629,797
	Net realized gain on investments	40,731	12,315
	Net increase resulting from operations	366,078	642,112
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(22,837)	(38,098)
	Capital Class Shares	(166,838)	(375,892)
	Daily Class Shares	(6,334)	(8,911)
	Institutional Capital Shares	(24,437)	(618)
	Institutional Class Shares	(2,637)	(14,170)
	Investor Class	(195)	(498)
	Investor II Class Shares	(78)	(192)
	Liquidity Class Shares	(5,683)	(12,665)
	Trust Class Shares	(96,280)	(178,754)
	Total distributions to shareholders	(325,319)	(629,798)
	Net Capital Stock Transactions	288,326,876	(425,917,609)
	Total increase (decrease) in net assets	288,367,635	(425,905,295)
Net Assets	Beginning of period	6,116,813,586	6,542,718,881
	End of period	6,405,181,221	6,116,813,586
	Overdistributed net investment income at end of period	(15,278)	(15,306)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,511,275,316	1,511,275,316	2,490,803,185	2,490,803,185
Distributions reinvested	2,079	2,079	3,497	3,497
Redemptions	(1,501,334,971)	(1,501,334,971)	(2,394,280,869)	(2,394,280,869)
Net increase	9,942,424	9,942,424	96,525,813	96,525,813
Capital Class Shares
Subscriptions	5,783,499,345	5,783,499,345	12,322,900,962	12,322,900,962
Distributions reinvested	99,154	99,154	232,724	232,724
Redemptions	(6,479,617,540)	(6,479,617,540)	(12,461,611,325)	(12,461,611,325)
Net decrease	(696,019,041)	(696,019,041)	(138,477,639)	(138,477,639)
Daily Class Shares
Subscriptions	307,653,951	307,653,951	433,161,072	433,161,072
Distributions reinvested	1	1	1	1
Redemptions	(66,596,981)	(66,596,981)	(445,613,674)	(445,613,674)
Net increase (decrease)	241,056,971	241,056,971	(12,452,601)	(12,452,601)
Institutional Capital Shares
Subscriptions	1,049,892,104	1,049,892,104	7,677,365	7,677,365
Distributions reinvested	23,673	23,673	—	—
Redemptions	(403,001,444)	(403,001,444)	(83,095,814)	(83,095,814)
Net increase (decrease)	646,914,333	646,914,333	(75,418,449)	(75,418,449)
Institutional Class Shares
Subscriptions	145,629,107	145,629,107	582,426,158	582,426,158
Distributions reinvested	2,542	2,542	12,849	12,849
Redemptions	(141,040,528)	(141,040,528)	(750,035,736)	(750,035,736)
Net increase (decrease)	4,591,121	4,591,121	(167,596,729)	(167,596,729)
Investor Class Shares
Subscriptions	7,807,298	7,807,298	31,954,490	31,954,490
Distributions reinvested	11	11	—	—
Redemptions	(9,109,245)	(9,109,245)	(32,301,624)	(32,301,624)
Net decrease	(1,301,936)	(1,301,936)	(347,134)	(347,134)
Investor II Class Shares
Subscriptions	802,069	802,069	3,681,405	3,681,405
Distributions reinvested	51	51	111	111
Redemptions	(802,771)	(802,771)	(4,004,554)	(4,004,554)
Net decrease	(651)	(651)	(323,038)	(323,038)
Liquidity Class Shares
Subscriptions	337,590,000	337,590,000	790,052,449	790,052,449
Distributions reinvested	5,663	5,663	12,656	12,656
Redemptions	(388,400,616)	(388,400,616)	(793,145,931)	(793,145,931)
Net decrease	(50,804,953)	(50,804,953)	(3,080,826)	(3,080,826)
Trust Class Shares
Subscriptions	2,040,157,450	2,040,157,450	4,514,627,532	4,514,627,532
Distributions reinvested	164	164	523	523
Redemptions	(1,906,209,006)	(1,906,209,006)	(4,639,375,061)	(4,639,375,061)
Net increase (decrease)	133,948,608	133,948,608	(124,747,006)	(124,747,006)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0051
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0051
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)	0.42	%(k)
Waiver/Reimbursement	0.44	%(j)	0.41%		0.41%		0.35%		0.35%		0.08%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.57	%(k)
Net assets, end of period (000s)	$427,512		$417,569		$321,056		$393,326		$696,992		$1,047,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)	0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11	%(l)	0.11	%(l)	0.15	%(l)	0.16	%(l)	0.20	%(l)
Waiver/Reimbursement	0.19	%(k)	0.16%		0.16%		0.11%		0.10%		0.05%
Net investment income	0.01	%(k)	0.01	%(l)	—	%(j)(l)	—	%(j)(l)	—	%(j)(l)	0.68	%(l)
Net assets, end of period (000s)	$2,949,884		$3,645,814		$3,784,266		$3,502,524		$5,188,621		$11,711,498

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0036
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0036
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0036)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)	0.56	%(k)
Waiver/Reimbursement	0.79	%(j)	0.75%		0.76%		0.70%		0.70%		0.29%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.36	%(k)
Net assets, end of period (000s)	$303,763		$62,724		$75,176		$106,178		$469,892		$1,022,642

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.0071
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)	0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.14	%(l)(m)	0.11	%(l)	0.16	%(l)	0.16	%(l)	0.20	%(l)
Waiver/Reimbursement	0.19	%(k)	0.13%		0.15%		0.10%		0.10%		0.05%
Net investment income	0.01	%(k)	0.01	%(l)	0.01	%(l)	—	%(j)(l)	—	%(j)(l)	0.75	%(l)
Net assets, end of period (000s)	$646,931		$69		$75,480		$36,981		$97,318		$129,606

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0067
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0067
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0067)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)	0.24	%(k)
Waiver/Reimbursement	0.23	%(j)	0.19%		0.20%		0.14%		0.14%		0.05%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.66	%(k)
Net assets, end of period (000s)	$50,571		$45,979		$213,568		$527,276		$1,096,358		$2,667,449

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0046
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0046
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0046)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)	0.46	%(k)
Waiver/Reimbursement	0.54	%(j)	0.51%		0.51%		0.45%		0.45%		0.14%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.42	%(k)
Net assets, end of period (000s)	$2,908		$4,210		$4,557		$7,866		$17,681		$117,298

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—		0.0043
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—		0.0043
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	(0.0043)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)	0.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11	%(l)	0.11	%(l)	0.15	%(l)	0.16	%(l)	0.51	%(l)
Waiver/Reimbursement	0.64	%(k)	0.61%		0.61%		0.56%		0.55%		0.19%
Net investment income	0.01	%(k)	0.01	%(l)	—	%(j)(l)	—	%(j)(l)	—	(l)	0.41	%(l)
Net assets, end of period (000s)	$1,406		$1,406		$1,729		$1,432		$1,943		$13,777

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0057
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0057
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0057)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.15	%(k)	0.16	%(k)	0.34	%(k)
Waiver/Reimbursement	0.44	%(j)	0.41%		0.41%		0.36%		0.35%		0.16%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	%(i)(k)	0.61	%(k)
Net assets, end of period (000s)	$88,785		$139,587		$142,671		$156,846		$275,844		$864,213

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0061
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0061
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.61%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11	%(k)	0.11	%(k)	0.15	%(k)	0.16	%(k)	0.29	%(k)
Waiver/Reimbursement	0.29	%(j)	0.26%		0.26%		0.21%		0.20%		0.06%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.56	%(k)
Net assets, end of period (000s)	$1,933,420		$1,799,454		$1,924,215		$1,809,236		$1,575,967		$2,678,358

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

20

BofA Government Reserves, February 28, 2014 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Ordinary Income*	$629,798

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

21

BofA Government Reserves, February 28, 2014 (Unaudited)

As of August 31, 2013, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2014	$416,970

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%
The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides

22

BofA Government Reserves, February 28, 2014 (Unaudited)

accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the

Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

23

BofA Government Reserves, February 28, 2014 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$4,126,445	$4,148,892	$5,576,141	$13,851,478	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund.

The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is

24

BofA Government Reserves, February 28, 2014 (Unaudited)

also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

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Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

26

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Government Reserves, the Board noted that the Fund's Contractual Management Fee Rate and Actual Management Fee Rate were each above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple

27

measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Government Reserves was below the median range of such Fund's Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other applicable factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

28

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-GOVT-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Connecticut Municipal Reserves

•  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	20
Board Consideration and Re-Approval of Investment Advisory Agreement	26
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	0.64	0.65	0.13
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	0.64	0.65	0.13
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	0.64	0.65	0.13

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.10	0.69	0.70	0.14
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.10	0.69	0.70	0.14
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.10	0.69	0.70	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 94.3%
	Par ($)	Value ($)
Connecticut – 69.2%
CT Branford
Series 2013,
1.000% 08/14/14	540,000	541,960
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.210% 05/01/21 (03/06/14) (a)(b)	775,000	775,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A. 0.030% 12/01/28 (03/06/14) (a)(b)	1,900,000	1,900,000
CT Easton
Series 2011
3.000% 11/01/14	485,000	493,866
CT Fairfield
Series 2013
2.000% 01/01/15	2,000,000	2,030,066
CT Hartford County Metropolitan District
Series 2013,
1.750% 03/25/14	1,000,000	1,001,023
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.030% 07/01/41 (03/06/14) (a)(b)	1,925,000	1,925,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.030% 07/01/34 (03/06/14) (a)(b)	3,600,000	3,600,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.030% 07/01/37 (03/06/14) (a)(b)	2,090,000	2,090,000
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.030% 07/01/34 (03/05/14) (a)(b)	500,000	500,000

	Par ($)	Value ($)
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank
0.100% 07/01/47 (03/06/14) (a)(b)	1,320,000	1,320,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A.
0.030% 07/01/30 (03/06/14) (a)(b)	2,900,000	2,900,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A.
0.080% 07/01/30 (03/05/14) (a)(b)	3,200,000	3,200,000
Wesleyan University:
Series 2010 H 0.030% 07/01/40 (03/06/14) (b)(c)	1,000,000	1,000,000
Series 2010, LIQ FAC: Citibank N.A. 0.030% 01/01/18 (03/06/14) (a)(b)(d)	2,300,000	2,300,000
Westover School,
Series 2007 B,
LOC: TD Bank N.A.
0.030% 07/01/30 (03/06/14) (a)(b)	500,000	500,000
Yale University,
Series 2001 V-2, 0.010% 07/01/36 (03/03/14) (b)(c)	2,995,000	2,995,000
CT Housing Finance Authority
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.180% 11/15/15 (07/16/14) (a)(b)(d)	3,260,000	3,260,000
Series 2009 A-1,
SPA: JPMorgan Chase Bank 0.030% 05/15/39 (03/03/14) (a)(b)	840,000	840,000
Series 2009 A-2,
SPA: JPMorgan Chase Bank 0.030% 05/15/39 (03/03/14) (a)(b)	2,205,000	2,205,000
Series 2009 C2
SPA: JPMorgan Chase Bank N.A. 0.030% 11/15/36 (03/03/14) (a)(b)	200,000	200,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2011 B-1
1.300% 11/15/14	700,000	704,856
Series 2011 C1,
SPA: Barclays Bank PLC 0.030% 05/15/35 (03/06/14) (a)(b)	2,600,000	2,600,000
CT Killingly
Series 2013,
1.000% 04/30/14	2,000,000	2,002,258
CT Manchester
Series 2013,
1.500% 07/03/14	1,000,000	1,004,372
CT Oxford
Series 2013,
0.750% 07/24/14	1,000,000	1,002,139
CT Shelton
Series 2013 A
2.000% 08/01/14	471,000	474,268
CT State
Series 2010 B
5.000% 12/01/14	1,415,000	1,466,036
Series 2012 F
3.000% 09/15/14	500,000	507,303
CT Vernon
Series 2012
3.000% 08/01/14	780,000	788,838
Connecticut Total		46,126,985
Illinois – 1.0%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.520% 11/01/22 (03/06/14) (a)(b)	650,000	650,000
Illinois Total		650,000
New Jersey – 3.0%
NJ Economic Development Authority
Series 2012, AMT,
LOC: BNP Paribas 0.100% 03/07/14	2,000,000	2,000,000
New Jersey Total		2,000,000

	Par ($)	Value ($)
Puerto Rico – 19.9%
PR Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG
0.230% 08/01/47 (03/06/14) (a)(b)(d)	4,765,000	4,765,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.140% 09/01/15 (03/06/14) (a)(b)(d)	5,200,000	5,200,000
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.130% 09/30/14 (03/06/14) (a)(b)(d)	3,300,000	3,300,000
Puerto Rico Total		13,265,000
Texas – 1.2%
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures,
Series 2010, GTY AGMT: Exxon Mobil Corp.
0.030% 11/01/38 (03/03/14) (a)(b)	800,000	800,000
Texas Total		800,000
Total Municipal Bonds (cost of $62,841,985)		62,841,985
Closed-End Investment Company – 5.6%
Other – 5.6%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (03/06/14) (a)(b)(d)	3,750,000	3,750,000
Other Total		3,750,000
Total Closed-End Investment Company (cost of $3,750,000)		3,750,000
Total Investments – 99.9% (cost of $66,591,985) (e)		66,591,985
Other Assets & Liabilities, Net – 0.1%		82,585
Net Assets – 100.0%		66,674,570

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

February 28, 2014 (Unaudited)

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $22,575,000 or 33.9% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $66,591,985.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$62,841,985	$—	$62,841,985
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$66,591,985	$—	$66,591,985

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.3
Closed-End Investment Company	5.6
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 95.2%
	Par ($)	Value ($)
Massachusetts – 72.4%
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.050% 12/15/34 (03/06/14) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
Series 2013,
2.000% 11/15/14	793,000	802,656
MA BB&T Municipal Trust
Massachusetts State Water Resources,
Series 2007 B, LIQ FAC: Branch Banking & Trust 0.040% 02/01/29 (03/06/14) (a)(b)	1,700,000	1,700,000
MA Billerica
Series 2013 A,
2.000% 05/15/14	1,717,000	1,723,056
MA Canton
Series 2013,
3.000% 03/15/14	426,959	427,400
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.050% 05/01/39 (03/06/14) (a)(b)(c)	1,895,000	1,895,000
MA Development Finance Agency
Babson College,
Series 2008 A, LOC: FHLB
0.020% 10/01/32 (03/06/14) (a)(b)	1,925,000	1,925,000
Bancroft Schools & Communities,
Series 2001, LOC: TD Bank N.A. 0.040% 09/01/31 (03/06/14) (a)(b)	4,000,000	4,000,000
Beth Israel Deaconess Medical,
Series 2011 B, LOC: M&T Bank 0.050% 06/01/41 (03/06/14) (a)(b)	6,455,000	6,455,000

	Par ($)	Value ($)
Partners Healthcare System,
Series 2011 K-1, SPA: Wells Fargo Bank N.A. 0.020% 07/01/46 (03/06/14) (a)(b)	3,500,000	3,500,000
Tabor Academy,
Series 2007 A, LOC: FHLB,
0.040% 12/01/36 (03/05/14) (a)(b)	5,745,000	5,745,000
MA Easton
Series 2013
1.000% 08/22/14	1,700,000	1,705,900
MA Framingham
Series 2012 A,
3.000% 12/01/14	1,000,000	1,021,516
MA Gloucester
2.000% 02/01/15	634,000	644,279
Series 2006,
5.000% 07/15/14	920,000	935,890
MA Haverhill
Series 2011 A
Insured: State Aid Withholding
2.000% 09/01/14	300,000	302,567
MA Health & Educational Facilities Authority
Harvard University,
Series 1999 R, 0.010% 11/01/49 (03/03/14) (b)(d)	1,500,000	1,500,000
The Children's Hospital Corp.,
Series 2010 N3
LOC: U.S. Bank N.A. 0.020% 10/01/38 (03/05/14) (a)(b)	4,000,000	4,000,000
Tufts University,
Series 2008 N-2, SPA: Wells Fargo Bank N.A. 0.020% 08/15/34 (03/03/14) (a)(b)	3,600,000	3,600,000
MA Holliston
Series 2013,
1.000% 05/23/14	1,010,000	1,011,532
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A.
0.130% 06/01/36 (03/06/14) (a)(b)(c)	3,195,000	3,195,000

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.030% 08/01/26 (03/05/14) (a)(b)	2,610,000	2,610,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.040% 07/01/26 (03/06/14) (a)(b)	2,900,000	2,900,000
Nova Realty Trust,
Series 1994, LOC: TD Bank N.A. 0.030% 12/01/24 (03/06/14) (a)(b)	1,700,000	1,700,000
MA Lawrence
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A):
1.000% 06/01/14	7,147,450	7,156,942
1.000% 09/01/14	4,000,000	4,011,233
Series 2014,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
1.000% 03/01/15 (e)	2,000,000	2,012,680
MA Lynn
Series 2009
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
5.000% 12/01/14	3,560,000	3,687,135
MA Merrimac
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
2.000% 09/01/14	461,000	464,820
MA Natick
Series 2013,
2.000% 04/15/14	1,111,000	1,113,353
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada
0.040% 01/01/16 (03/06/14) (a)(b)(c)	13,000,000	13,000,000
MA Rockland
2.000% 03/01/15	735,000	747,436

	Par ($)	Value ($)
MA Taunton
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
2.000% 09/01/14	604,000	609,004
MA University of Massachusetts Building Authority
Series 2011 1,
SPA: Wells Fargo Bank N.A.
0.020% 11/01/34 (03/05/14) (a)(b)	3,100,000	3,100,000
MA Water Resources Authority
Series 2002 C,
LOC: Landesbank Hessen-Thüringen 0.030% 08/01/20 (03/03/14) (a)(b)	570,000	570,000
Series 2008 E,
SPA: JPMorgan Chase Bank
0.030% 08/01/37 (03/06/14) (a)(b)	3,500,000	3,500,000
MA Worcester
Series 2004 A,
Insured: NATL-RE 5.250% 08/15/14	1,335,000	1,365,343
Massachusetts Total		95,637,742
New Jersey – 3.0%
NJ Economic Development Authority
Series 2012, AMT,
LOC: BNP Paribas
0.100% 03/07/14	3,900,000	3,900,000
New Jersey Total		3,900,000
Puerto Rico – 18.2%
PR Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG,
LIQ FAC: Deutsche Bank AG
0.050% 08/01/54 (03/06/14) (a)(b)(c)	9,700,000	9,700,000
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC
0.130% 09/30/14 (03/06/14) (a)(b)(c)	14,300,000	14,300,000
Puerto Rico Total		24,000,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Wyoming – 1.6%
WY Uinta County
Series 1993,
GTY AGMT: Chevron Corp.,
0.030% 08/15/20 (03/03/14) (a)(b)	2,100,000	2,100,000
Wyoming Total		2,100,000
Total Municipal Bonds (cost of $125,637,742)		125,637,742
Closed-End Investment Company – 6.8%
Other – 6.8%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (03/06/14) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 102.0% (cost of $134,637,742) (f)		134,637,742
Other Assets & Liabilities, Net – (2.0)%		(2,592,428)
Net Assets – 100.0%		132,045,314

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $52,090,000 or 39.4% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $134,637,742.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$125,637,742	$—	$125,637,742
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$134,637,742	$—	$134,637,742

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.2
Closed-End Investment Company	6.8
102.0
Other Assets & Liabilities, Net	(2.0)
100.0

Acronym	Name
AID	U.S. Agency for International Development
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corp. Reinsured
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statements of Assets and Liabilities – BofA Money Market Funds
February 28, 2014 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	66,591,985	134,637,742
Cash	45,549	40,315
Receivable for:
Fund shares sold	—	750
Interest	101,466	194,754
Expense reimbursement due from investment advisor	18,443	18,366
Trustees' deferred compensation plan	5,359	6,394
Prepaid expenses	1,985	4,422
Other assets	1,899	—
Total Assets	66,766,686	134,902,743
Liabilities
Payable for:
Investments purchased	—	747,436
Investments purchased on a delayed delivery basis	—	2,012,680
Distributions	—	4
Investment advisory fee	3,975	7,493
Pricing and bookkeeping fees	5,204	6,094
Transfer agent fee	2,085	2,212
Trustees' fees	6,298	6,449
Audit fee	21,006	21,005
Legal fee	37,694	37,693
Custody fee	1,443	1,541
Chief compliance officer expenses	1,176	1,207
Trustees' deferred compensation plan	5,359	6,394
Other liabilities	7,876	7,221
Total Liabilities	92,116	2,857,429
Net Assets	66,674,570	132,045,314
Net Assets Consist of
Paid-in capital	66,646,563	132,013,401
Undistributed net investment income	16,532	28,235
Accumulated net realized gain	11,475	3,678
Net Assets	66,674,570	132,045,314
Capital Class Shares
Net assets	$65,548,631	$129,035,196
Shares outstanding	65,519,412	128,999,856
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$988,457	$1,223,243
Shares outstanding	987,969	1,222,907
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$137,482	$1,786,875
Shares outstanding	137,422	1,786,307
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

9

Statements of Operations – BofA Money Market Funds
For the Six Months Ended February 28, 2014 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	45,173	101,428
Expenses
Investment advisory fee	51,167	105,991
Administration fee	9,994	41,062
Distribution fee:
Investor Class Shares	752	575
Service fee:
Investor Class Shares	1,880	1,437
Shareholder administration fee:
Trust Class Shares	155	2,094
Transfer agent fee	1,413	2,070
Pricing and bookkeeping fees	26,014	31,881
Trustees' fees	13,112	13,316
Custody fee	2,823	3,748
Audit fee	21,115	21,113
Legal fees	63,917	63,918
Chief compliance officer expenses	3,643	3,699
Other expenses	19,215	20,336
Total Expenses	215,200	311,240
Fees waived or expenses reimbursed by investment advisor and/or administrator	(167,239)	(205,711)
Fees waived by distributor:
Investor Class Shares	(2,634)	(2,010)
Trust Class Shares	(154)	(2,091)
Net Expenses	45,173	101,428
Net Investment Income	—	—
Net realized gain (loss) on investments	11,475	(80)
Net Increase (Decrease) Resulting from Operations	11,475	(80)

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)	(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations
Net investment income	—	16,803	—	30,579
Reimbursement by Investment Advisor	—	—	—	10,160
Net realized gain (loss) on investments	11,475	—	(80)	(6,402)
Net increase (decrease) resulting from operations	11,475	16,803	(80)	34,337
Distributions to Shareholders
From net investment income:
Capital Class Shares	—	(35,916)	—	(65,768)
Investor Class Shares	—	(536)	—	(226)
Trust Class Shares	—	(35)	—	(2,546)
Total distributions to shareholders	—	(36,487)	—	(68,540)
Net Capital Stock Transactions	(4,830,039)	(32,219,065)	(19,246,567)	(36,183,880)
Total decrease in net assets	(4,818,564)	(32,238,749)	(19,246,647)	(36,218,083)
Net Assets
Beginning of period	71,493,134	103,731,883	151,291,961	187,510,044
End of period	66,674,570	71,493,134	132,045,314	151,291,961
Undistributed net investment income at end of period	16,532	16,532	28,235	28,235

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets (continued) – BofA Connecticut
Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	58,787,653	58,787,653	187,322,012	187,322,012
Distributions reinvested	—	—	215	215
Redemptions	(62,283,441)	(62,283,441)	(212,676,550)	(212,676,550)
Net decrease	(3,495,788)	(3,495,788)	(25,354,323)	(25,354,323)
Investor Class Shares
Subscriptions	3,508,899	3,508,899	16,974,392	16,974,392
Distributions reinvested	—	—	4	4
Redemptions	(4,835,228)	(4,835,228)	(23,884,482)	(23,884,482)
Net decrease	(1,326,329)	(1,326,329)	(6,910,086)	(6,910,086)
Trust Class Shares
Subscriptions	2,084,690	2,084,690	1,436,931	1,436,931
Distributions reinvested	—	—	5	5
Redemptions	(2,092,612)	(2,092,612)	(1,391,592)	(1,391,592)
Net increase (decrease)	(7,922)	(7,922)	45,344	45,344

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Massachusetts
Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	78,441,565	78,441,565	297,497,200	297,497,200
Distributions reinvested	—	—	841	841
Redemptions	(94,867,027)	(94,867,027)	(338,826,136)	(338,826,136)
Net decrease	(16,425,462)	(16,425,462)	(41,328,095)	(41,328,095)
Investor Class Shares
Subscriptions	264,756	264,756	1,654,131	1,654,131
Distributions reinvested	—	—	6	6
Redemptions	(60,178)	(60,178)	(1,221,912)	(1,221,912)
Net increase	204,578	204,578	432,225	432,225
Trust Class Shares
Subscriptions	2,191,652	2,191,652	24,428,194	24,428,194
Distributions reinvested	—	—	6	6
Redemptions	(5,217,335)	(5,217,335)	(19,716,210)	(19,716,210)
Net increase (decrease)	(3,025,683)	(3,025,683)	4,711,990	4,711,990

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.001		0.010
Net realized gain on investments	—	(d)	—		—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		0.001		0.010
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.001)		(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.05%		0.11%		0.11%		0.13%		0.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.13	%(h)	0.18	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)	0.24	%(i)
Waiver/Reimbursement	0.49	%(h)	0.42%		0.32%		0.37%		0.16%		0.10%
Net investment income	—		0.02	%(i)	0.04	%(i)	0.11	%(i)	0.13	%(i)	0.95	%(i)
Net assets, end of period (000s)	$65,549		$69,033		$94,404		$98,206		$110,239		$275,997

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(b)	—
Net realized gain on investments	—	(b)	—		—
Total from Investment Operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.03%		0.06	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.13	%(f)	0.21	%(g)	0.25	%(f)(g)
Waiver/Reimbursement	0.84	%(f)	0.73%		0.61	%(f)
Net investment income	—		—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$988		$2,315		$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(b)	—
Net realized gain on investments	—	(b)	—		—
Total from Investment Operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.13	%(f)	0.20	%(g)	0.23	%(f)(g)
Waiver/Reimbursement	0.58	%(f)	0.54%		0.37	%(f)
Net investment income	—		—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$137		$145		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.001		0.010
Net realized gain (loss) on investments	—	(d)	—		—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		0.001		0.010
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.001)		(0.010)
From net realized gains	—		—		—		—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	(0.001)		(0.001)		(0.001)		(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.04	%(h)	0.07%		0.12%		0.13%		1.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.14	%(i)	0.18	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.24	%(j)
Waiver/Reimbursement	0.29	%(i)	0.25%		0.19%		0.22%		0.11%		0.09%
Net investment income	—		0.02	%(j)	0.04	%(j)	0.11	%(j)	0.10	%(j)	1.01	%(j)
Net assets, end of period (000s)	$129,035		$145,460		$186,824		$198,945		$240,934		$315,359

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—
Net realized gain (loss) on investments	—	(b)	—	(b)	—
Total from Investment Operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.02	%(f)	0.03	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14	%(g)	0.19	%(h)	0.24	%(g)(h)
Waiver/Reimbursement	0.64	%(g)	0.59%		0.49	%(g)
Net investment income	—		—	(h)	—	(h)
Net assets, end of period (000s)	$1,223		$1,019		$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—
Net realized gain (loss) on investments	—	(b)	—	(b)	—
Total from Investment Operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.02	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14	%(g)	0.17	%(h)(i)	0.23	%(g)(h)
Waiver/Reimbursement	0.39	%(g)	0.36%		0.25	%(g)
Net investment income	—		—	(h)	—	(h)
Net assets, end of period (000s)	$1,787		$4,813		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Money Market Funds
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each, a "Fund" and together, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

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BofA Money Market Funds, February 28, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$33,836	$2,651	$—
BofA Massachusetts Municipal Reserves	60,143	8,397	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

21

BofA Money Market Funds, February 28, 2014 (Unaudited)

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the effective administration fee rates, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of each Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the

22

BofA Money Market Funds, February 28, 2014 (Unaudited)

State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer, dividend disbursing and shareholders' servicing agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

The Funds may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares – Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Funds. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%

23

BofA Money Market Funds, February 28, 2014 (Unaudited)

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2014, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Funds certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31: 2016	Total potential recovery	Amount recovered during the period ended 02/28/2014
Connecticut Municipal Reserves	$224,361	$224,361	$—
Massachusetts Municipal Reserves	256,860	256,860	—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the

Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Funds did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

24

BofA Money Market Funds, February 28, 2014 (Unaudited)

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Redemption/Liquidity Risk

The Funds may be subject to redemption risk. The Funds may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Funds may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

25

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

26

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. The Board noted that BofA Connecticut Municipal Reserves' and BofA Massachusetts Municipal Reserves' total expense ratio, Actual Management Fee Rate and Contractual Management Fee Rate were each at or below the median ranges of their respective Peer Groups.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

27

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CTMA-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Board Consideration and Re-Approval of Investment Advisory Agreement	30
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.00	0.79	0.80	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.30	1,024.00	0.79	0.80	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.80	0.99	1.00	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

February 28, 2014 (Unaudited)

Certificates of Deposit – 29.7%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.176% 04/22/14 (03/24/14) (a)(b)	156,860,000	156,860,298
Bank of Nova Scotia Houston
0.165% 03/27/14	225,700,000	225,700,000
0.170% 03/05/14 (03/03/14) (a)(b)	65,650,000	65,650,000
0.220% 05/19/14	119,000,000	119,000,000
0.230% 05/21/14	55,000,000	55,000,000
0.230% 08/25/14	71,000,000	71,000,000
0.240% 07/07/14	50,000,000	50,000,000
0.250% 06/26/14	52,000,000	52,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.200% 04/07/14	100,000,000	100,000,000
0.200% 04/16/14	160,700,000	160,700,000
0.200% 06/10/14	82,700,000	82,700,000
0.210% 04/30/14	125,600,000	125,600,000
0.210% 06/11/14	27,000,000	27,000,000
0.250% 03/26/14	39,490,000	39,490,896
Barclays Bank PLC NY
0.230% 03/18/14	153,000,000	153,000,000
Chase Bank USA N.A.
0.250% 04/25/14	170,000,000	170,000,000
CICFP
0.270% 04/01/14	47,000,000	47,000,404
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.230% 06/02/14	100,000,000	100,000,000
0.240% 07/01/14	40,000,000	40,000,000
Credit Industrial et Commercial NY
0.210% 03/04/14	84,000,000	84,000,000
0.230% 03/10/14	38,000,000	38,000,095
0.230% 06/02/14	100,000,000	100,000,000
0.230% 06/03/14	72,900,000	72,900,000
0.245% 04/16/14	103,000,000	103,000,657
Credit Suisse NY
0.245% 04/22/14	193,000,000	193,000,000
0.250% 04/29/14	35,000,000	35,000,000
0.250% 05/29/14	75,000,000	75,000,000
0.250% 06/04/14	30,000,000	30,000,000
0.250% 07/15/14	100,000,000	100,000,000
Deutsche Bank AG NY
0.240% 04/30/14	50,000,000	50,000,000
DNB NOR Bank ASA/NY
0.240% 03/04/14	29,000,000	29,000,000

	Par ($)	Value ($)
JPMorgan Chase Bank NA
0.250% 04/21/14	113,045,000	113,045,000
0.320% 06/06/14	10,000,000	10,001,341
Mizuho Corporate Bank Ltd./NY
0.210% 04/21/14	140,000,000	140,000,000
0.220% 03/24/14	115,100,000	115,100,000
0.220% 04/21/14	56,000,000	56,000,000
0.220% 04/22/14	29,600,000	29,600,000
0.220% 05/07/14	139,950,000	139,950,000
0.230% 03/04/14	53,000,000	53,000,018
Norinchukin Bank NY
0.100% 03/04/14	321,000,000	321,000,000
0.100% 03/07/14	215,400,000	215,400,000
NZ Australia Bank
0.250% 03/17/14	60,000,000	60,000,000
Rabobank Nederland NV/NY
0.250% 07/01/14	3,012,000	3,012,000
0.250% 07/15/14	191,930,000	191,930,000
0.250% 07/21/14	209,140,000	209,140,000
Skandinaviska Enskilda Banken AB/NY
0.230% 04/11/14	139,750,000	139,750,000
0.230% 07/08/14	84,000,000	84,000,000
0.230% 07/09/14	26,141,000	26,141,000
0.230% 07/15/14	36,860,000	36,860,000
Sumitomo Mitsui Banking Corp./NY
0.220% 03/28/14	30,600,000	30,600,000
0.220% 04/02/14	50,655,000	50,655,000
0.220% 04/07/14	91,000,000	91,000,000
0.220% 04/21/14	51,000,000	51,000,000
0.220% 04/25/14	22,000,000	22,000,000
0.220% 04/28/14	31,000,000	31,000,000
0.220% 05/08/14	97,000,000	97,000,000
0.220% 05/23/14	90,000,000	90,000,000
0.220% 06/03/14	22,300,000	22,300,000
0.220% 06/18/14	41,000,000	41,000,000
Wells Fargo Bank NA
0.170% 03/03/14	46,400,000	46,400,000
0.175% 05/02/14 (03/04/14) (a)(b)	100,900,000	100,900,000
Westpac Banking Corp./NY
0.270% 04/15/14 (03/03/14) (a)(b)	3,495,000	3,495,350
Total Certificates of Deposit (cost of $5,371,882,059)		5,371,882,059

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Asset-Backed Commercial Paper – 18.9%
	Par ($)	Value ($)
Albion Capital Corp.
0.200% 05/21/14 (c)(d)	44,443,000	44,423,001
0.210% 05/15/14 (c)(d)	69,863,000	69,832,435
Chariot Funding LLC
0.230% 05/05/14 (c)(d)	65,445,000	65,417,822
0.230% 05/12/14 (c)(d)	21,880,000	21,869,935
0.230% 05/15/14 (c)(d)	50,000,000	49,976,042
0.230% 05/27/14 (c)(d)	21,640,000	21,627,972
0.230% 06/03/14 (c)(d)	25,000,000	24,984,986
0.230% 06/04/14 (c)(d)	25,000,000	24,984,826
0.230% 06/17/14 (c)(d)	23,000,000	22,984,130
0.240% 03/04/14 (c)(d)	27,975,000	27,974,440
0.240% 03/11/14 (c)(d)	26,960,000	26,958,203
0.240% 03/18/14 (c)(d)	19,750,000	19,747,762
0.240% 03/24/14 (c)(d)	22,910,000	22,906,487
0.240% 03/25/14 (c)(d)	41,532,000	41,525,355
0.240% 04/01/14 (c)(d)	28,963,000	28,957,014
0.240% 04/02/14 (c)(d)	45,215,000	45,205,354
Fairway Finance Corp.
0.165% 03/31/14 (a)(d)	18,875,000	18,875,000
FCAR Owner Trust
0.200% 03/03/14 (c)	17,930,000	17,929,801
0.210% 04/03/14 (c)	3,560,000	3,559,315
0.210% 04/15/14 (c)	80,475,000	80,453,875
0.220% 03/31/14 (c)	13,115,000	13,112,596
0.240% 04/01/14 (c)	1,310,000	1,309,729
Gemini Securitization Corp. LLC
0.210% 04/08/14 (c)(d)	25,000,000	24,994,458
0.220% 03/26/14 (c)(d)	89,470,000	89,456,331
0.220% 03/27/14 (c)(d)	88,570,000	88,555,927
Gotham Funding Corp.
0.145% 03/26/14 (c)(d)	35,000,000	34,996,476
Jupiter Securitization Co. LLC
0.230% 05/12/14 (c)(d)	21,880,000	21,869,935
0.230% 05/22/14 (c)(d)	25,000,000	24,986,903
0.230% 05/27/14 (c)(d)	24,225,000	24,211,535
0.230% 06/03/14 (c)(d)	25,000,000	24,984,986
0.230% 06/10/14 (c)(d)	48,535,000	48,503,681
0.230% 06/17/14 (c)(d)	37,685,000	37,658,997
0.240% 03/10/14 (c)(d)	11,945,000	11,944,283
0.240% 03/12/14 (c)(d)	24,345,000	24,343,215
0.240% 03/27/14 (c)(d)	28,000,000	27,995,147
0.240% 04/01/14 (c)(d)	26,830,000	26,824,455
Kells Funding LLC
0.218% 12/10/14 (03/25/14) (a)(b)(d)	28,000,000	28,000,000
0.228% 12/11/14 (03/25/14) (a)(b)(d)	100,000,000	100,000,000

	Par ($)	Value ($)
0.239% 12/08/14 (03/25/14) (a)(b)(d)	22,040,000	22,040,000
0.240% 04/22/14 (c)(d)	27,710,000	27,700,394
0.240% 05/02/14 (c)(d)	57,360,000	57,336,291
0.240% 07/07/14 (c)(d)	90,140,000	90,063,081
0.240% 08/19/14 (c)(d)	129,630,000	129,482,222
0.240% 08/22/14 (c)(d)	105,440,000	105,317,690
0.240% 09/02/14 (c)(d)	60,580,000	60,505,285
Liberty Street Funding LLC
0.130% 03/18/14 (c)(d)	32,210,000	32,208,023
0.130% 03/19/14 (c)(d)	54,825,000	54,821,436
0.130% 03/25/14 (c)(d)	51,050,000	51,045,576
Manhattan Asset Funding Co. LLC
0.150% 03/19/14 (c)(d)	8,405,000	8,404,370
0.150% 03/26/14 (c)(d)	14,005,000	14,003,541
0.160% 03/24/14 (c)(d)	14,005,000	14,003,568
0.160% 04/01/14 (c)(d)	10,505,000	10,503,553
0.165% 04/01/14 (c)(d)	23,190,000	23,186,705
0.170% 04/10/14 (c)(d)	10,505,000	10,503,016
0.180% 03/18/14 (c)(d)	68,046,000	68,040,216
Newport Funding Corp.
0.220% 03/26/14 (c)(d)	29,685,000	29,680,465
Old Line Funding LLC
0.205% 04/29/14 (03/31/14) (a)(b)(d)	80,000,000	80,000,000
0.230% 04/25/14 (c)(d)	128,260,000	128,214,931
0.230% 05/27/14 (c)(d)	51,770,000	51,741,225
0.230% 08/13/14 (c)(d)	81,565,000	81,479,017
0.230% 08/25/14 (c)(d)	49,850,000	49,793,628
0.240% 03/04/14 (c)(d)	27,335,000	27,334,453
0.240% 03/07/14 (c)(d)	16,172,000	16,171,353
0.250% 04/10/14 (c)(d)	33,170,000	33,160,786
0.250% 04/14/14 (c)(d)	24,835,000	24,827,412
0.250% 04/22/14 (c)(d)	44,950,000	44,933,768
Regency Markets No. 1 LLC
0.130% 03/07/14 (c)(d)	230,655,000	230,650,002
0.140% 03/17/14 (c)(d)	26,260,000	26,258,366
Thunder Bay Funding LLC
0.230% 04/23/14 (c)(d)	50,375,000	50,357,942
0.230% 04/25/14 (c)(d)	16,770,000	16,764,107
0.230% 05/19/14 (c)(d)	16,032,000	16,023,908
0.230% 05/27/14 (c)(d)	43,875,000	43,850,613
0.230% 06/09/14 (c)(d)	27,200,000	27,182,622
0.230% 06/11/14 (c)(d)	39,266,000	39,240,412
0.240% 03/03/14 (c)(d)	14,000,000	13,999,813
0.250% 04/14/14 (c)(d)	11,345,000	11,341,533

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
Victory Receivables Corp.
0.145% 03/26/14 (c)(d)	54,235,000	54,229,539
Working Capital Management Co.
0.120% 03/04/14 (c)(d)	36,325,000	36,324,637
0.120% 03/05/14 (c)(d)	36,370,000	36,369,515
0.120% 03/06/14 (c)(d)	29,915,000	29,914,501
0.120% 03/07/14 (c)(d)	23,805,000	23,804,524
0.130% 03/03/14 (c)(d)	31,875,000	31,874,770
0.130% 03/04/14 (c)(d)	24,140,000	24,139,738
0.130% 03/05/14 (c)(d)	23,120,000	23,119,666
Total Asset-Backed Commercial Paper (cost of $3,415,890,622)		3,415,890,622
Commercial Paper – 17.2%
ASB Finance Ltd.
0.220% 03/10/14 (c)(d)	40,000,000	39,997,800
0.240% 04/01/14 (c)(d)	52,455,000	52,444,159
0.250% 04/10/14 (c)(d)	52,455,000	52,440,429
Bank of Nova Scotia
0.225% 05/19/14 (c)	40,000,000	39,980,250
0.230% 07/01/14 (c)	40,000,000	39,968,822
Barclays Bank PLC CCP
0.210% 03/03/14 (c)(d)(e)	74,000,000	73,999,136
0.210% 03/06/14 (c)(d)(e)	29,000,000	28,999,154
0.210% 03/19/14 (c)(d)(e)	35,000,000	34,996,325
BNZ International Funding Ltd.
0.220% 06/13/14 (c)(d)	125,690,000	125,610,117
0.220% 07/07/14 (c)(d)	25,000,000	24,980,444
0.230% 06/13/14 (c)(d)	20,000,000	19,986,711
0.240% 04/02/14 (c)(d)	8,735,000	8,733,136
0.240% 04/11/14 (c)(d)	89,000,000	88,975,672
0.240% 06/13/14 (c)(d)	18,180,000	18,167,395
Collateralized Commercial Paper Co. LLC
0.250% 08/22/14 (c)(e)	25,000,000	24,969,792
0.260% 08/18/14 (c)(e)	26,700,000	26,667,218
0.260% 08/25/14 (c)(e)	25,000,000	24,968,042
Commonwealth Bank of Australia
0.159% 04/03/14 (03/03/14) (a)(b)(d)	59,135,000	59,134,464
0.262% 04/04/14 (d)	1,510,000	1,510,196
0.263% 03/28/14 (d)	39,215,000	39,219,406
Dexia Credit Local
0.245% 07/07/14 (c)(f)	100,000,000	99,912,889
0.245% 07/08/14 (c)(f)	85,000,000	84,925,377
0.250% 06/25/14 (c)(f)	124,886,000	124,785,398
0.250% 06/26/14 (c)(f)	100,000,000	99,918,750
0.280% 08/19/14 (c)(f)	85,160,000	85,046,737

	Par ($)	Value ($)
0.300% 08/20/14 (c)(f)	104,035,000	103,885,882
0.300% 08/21/14 (c)(f)	111,685,000	111,523,987
0.400% 03/05/14 (c)(f)	30,000,000	29,998,667
0.400% 03/05/14 (c)(f)	85,000,000	84,996,223
DNB NOR Bank ASA
0.230% 03/24/14 (c)(d)	44,000,000	43,993,534
0.230% 04/01/14 (c)(d)	35,000,000	34,993,068
0.235% 08/26/14 (c)(d)	48,000,000	47,944,227
0.255% 03/13/14 (c)(d)	46,000,000	45,996,090
0.260% 03/03/14 (c)(d)	43,770,000	43,769,367
0.260% 03/10/14 (c)(d)	68,460,000	68,455,550
Erste Abwicklungsanstalt
0.240% 04/02/14 (c)(d)	2,835,000	2,834,395
Nationwide Building Society
0.120% 03/04/14 (c)(d)	8,965,000	8,964,910
0.130% 03/04/14 (c)(d)	5,940,000	5,939,935
NV Bank Nederlandse Gemeenten
0.240% 09/05/14 (c)(d)	30,000,000	29,962,400
Rabobank USA Financial Corp.
0.230% 05/16/14 (c)	4,000,000	3,998,058
0.250% 06/24/14 (c)	10,000,000	9,992,014
Skandinaviska Enskilda Banken AB
0.235% 04/14/14 (c)(d)	100,000,000	99,971,278
0.240% 06/10/14 (c)(d)	109,000,000	108,926,607
Sumitomo Mitsui Banking Corp.
0.240% 05/06/14 (c)(d)	7,363,000	7,359,760
Svenska Handelsbanken, Inc.
0.230% 03/10/14 (c)(d)	38,545,000	38,542,784
Swedbank AB
0.230% 07/07/14 (c)	70,000,000	69,942,756
0.230% 07/08/14 (c)	158,650,000	158,519,246
Toyota Credit Canada, Inc.
0.230% 05/30/14 (c)	47,325,000	47,297,788
Toyota Credit Puerto Rico
0.220% 06/26/14 (c)	25,000,000	24,982,125
0.230% 08/13/14 (c)	8,950,000	8,940,565
Toyota Motor Credit Corp.
0.220% 07/01/14 (c)	86,000,000	85,935,882
0.230% 06/26/14 (c)	37,343,000	37,315,086
0.230% 06/27/14 (c)	163,000,000	162,877,116
0.240% 06/20/14 (c)	106,000,000	105,921,560
0.250% 03/03/14 (c)	5,000,000	4,999,931

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
Westpac Securities NZ Ltd.
0.225% 05/06/14 (c)(d)	62,920,000	62,894,045
0.230% 03/03/14 (c)(d)	16,264,000	16,263,792
0.240% 04/02/14 (c)(d)	82,530,000	82,512,394
Total Commercial Paper (cost of $3,120,788,841)		3,120,788,841
Time Deposits – 14.4%
Barclays Bank PLC
0.080% 03/03/14	392,720,000	392,720,000
Citibank N.A.
0.080% 03/03/14	402,000,000	402,000,000
Credit Agricole SA
0.100% 03/03/14	325,000,000	325,000,000
Lloyds Time Deposit
0.060% 03/03/14	750,000,000	750,000,000
Natixis Paris Time Deposit
0.090% 03/03/14	332,668,000	332,668,000
US Bank Grand Cayman Time Deposit
0.100% 03/03/14	405,600,000	405,600,000
Total Time Deposits (cost of $2,607,988,000)		2,607,988,000
Municipal Bonds (b)(g) – 1.9%
Arizona – 0.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1982, LOC: Bank of New York 0.040% 12/01/22 (03/05/14)	30,350,000	30,350,000
Arizona Total		30,350,000
California – 0.1%
CA Sacramento Municipal Utility District
Series 2012 L LOC: U.S. Bank N.A. 0.020% 08/15/41 (03/06/14)	14,905,000	14,905,000
California Total		14,905,000
Colorado – 0.1%
CO Housing & Finance Authority
Multi-Family: Series 2004 A1, SPA: FHLB 0.080% 10/01/34 (03/05/14)	7,830,000	7,830,000

	Par ($)	Value ($)
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (03/05/14)	3,505,000	3,505,000
Series 2005 B-1, SPA: FHLB 0.080% 04/01/40 (03/05/14)	5,005,000	5,005,000
Colorado Total		16,340,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C LOC: Northern Trust Company 0.100% 04/01/44 (03/06/14)	5,300,000	5,300,000
Illinois Total		5,300,000
Indiana – 0.1%
IN Finance Authority Health System
Sisters of St. Francis Health, Series 2008 F, LOC: Bank of New York 0.030% 09/01/48 (03/06/14)	27,935,000	27,934,780
Indiana Total		27,934,780
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT, SPA: FHLB 0.040% 07/01/34 (03/06/14)	4,555,000	4,555,000
Series 2007 C, SPA: FHLB 0.110% 07/01/37 (03/06/14)	590,000	590,000
Series 2007 G, SPA: FHLB 0.090% 01/01/38 (03/06/14)	700,000	700,000
Series 2007, SPA: FHLB 0.090% 01/01/39 (03/06/14)	3,660,000	3,660,000
Series 2009 G, SPA: FHLB 0.110% 01/01/39 (03/06/14)	3,700,000	3,700,000
Iowa Total		13,205,000
Massachusetts – 0.0%
MA Simmons College
Series 2008, LOC: TD Bank N.A. 0.120% 10/01/22 (03/06/14)	4,480,000	4,480,000
Massachusetts Total		4,480,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Michigan – 0.2%
MI Kent Hospital Finance Authority
Spectrum Health, Series 2008 C, LOC: Bank of New York 0.040% 01/15/26 (03/05/14)	41,080,000	41,080,000
Michigan Total		41,080,000
Missouri – 0.1%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation, Series 2009 B, LOC: U.S. Bank N.A. 0.040% 12/01/40 (03/05/14)	9,930,000	9,930,000
Missouri Total		9,930,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 C, SPA: JPMorgan Chase Bank 0.080% 06/01/41 (03/05/14)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New York – 0.1%
NY New York City
Series 2011 D-3, SPA: Bank of New York 0.030% 10/01/39 (03/03/14)	19,750,000	19,750,000
New York Total		19,750,000
Ohio – 0.1%
OH Cleveland Department of Public Utilities Division of Water
Series 2008 Q LOC: Bank of Ny Mellon 0.040% 01/01/33 (03/06/14)	16,995,000	16,995,000
Ohio Total		16,995,000
Pennsylvania – 0.1%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT, LOC: Royal Bank of Canada 0.040% 06/15/25 (03/05/14)	13,985,000	13,985,000
Pennsylvania Total		13,985,000

	Par ($)	Value ($)
Texas – 0.4%
TX State
Product Development Project, Series 2005 A, SPA: National Australia Bank 0.060% 06/01/45 (03/06/14)	1,475,000	1,475,000
Small Business, Series 2005 B, SPA: National Australia Bank 0.060% 06/01/45 (03/06/14)	1,125,000	1,125,000
Veterans Housing Assistance, Series 2004 I, SPA: JPMorgan Chase Bank 0.100% 12/01/24 (03/05/14)	5,400,000	5,400,000
Veterans Housing: Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.100% 12/01/29 (03/05/14)	13,000,000	13,000,000
Series 2004, SPA: JPMorgan Chase Bank NA 0.100% 06/01/20 (03/05/14)	2,600,000	2,600,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.140% 12/01/26 (03/05/14)	6,465,000	6,465,000
Veterans Land: Series 2000, SPA: JPMorgan Chase Bank: 0.120% 12/01/20 (03/04/14)	8,250,000	8,250,000
0.120% 12/01/30 (03/04/14)	11,400,000	11,400,000
Series 2002 A, SPA: Landesbank Hessen-Thüringen 0.150% 12/01/32 (03/04/14)	9,700,000	9,700,000
Series 2003, SPA: State Street Bank & Trust Co. 0.080% 12/01/23 (03/04/14)	2,875,000	2,875,000
Series 2004, SPA: State Street Bank & Trust Co. 0.120% 12/01/24 (03/04/14)	9,325,000	9,325,000
Texas Total		71,615,000
Utah – 0.1%
UT State Board of Regents
Series 2014 A LOC: Royal Bank of Canada 0.100% 02/01/49 (03/06/14)	12,214,000	12,214,000
Utah Total		12,214,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services: Series 2003 B, LOC: U.S. Bank N.A. 0.030% 08/15/33 (03/05/14)	11,650,000	11,650,000
Series 2007, LOC: PNC Bank N.A. 0.030% 08/15/36 (03/05/14)	18,980,000	18,980,000
WI Housing & Economic Development Authority
Series 2006 B, SPA: Bank of Nova Scotia 0.070% 09/01/37 (03/06/14)	4,260,000	4,260,000
Wisconsin Total		34,890,000
Total Municipal Bonds (cost of $337,828,780)		337,828,780
Government & Agency Obligations – 1.1%
U.S. Government Agencies – 1.1%
Federal Farm Credit Bank
0.200% 01/13/16 (03/03/14) (a)(b)	57,730,000	57,724,543
0.230% 04/01/15 (03/03/14) (a)(b)	10,060,000	10,060,000
0.250% 10/20/14 (03/03/14) (a)(b)	60,014,000	60,014,000
Federal National Mortgage Association
0.125% 02/27/15 (03/27/14) (a)(b)	74,000,000	73,981,648
0.164% 01/20/15 (03/20/14) (a)(b)	725,000	725,035
U.S. Government Agencies Total		202,505,226
Total Government & Agency Obligations (cost of $202,505,226)		202,505,226
Corporate Bonds – 0.6%
Commonwealth Bank of Australia
0.746% 06/25/14 (03/25/14) (a)(b)(d)	5,120,000	5,128,838
0.974% 03/17/14 (a)(d)	3,047,000	3,048,032
Credit Suisse New York
5.500% 05/01/14	3,058,000	3,084,645
National Australia Bank Ltd.
0.962% 04/11/14 (a)(d)	13,145,000	13,156,352
1.185% 07/25/14 (04/28/14) (a)(b)(d)	3,395,000	3,408,256
2.250% 04/11/14 (d)	8,210,000	8,228,460

	Par ($)	Value ($)
Svenska Handelsbanken AB
4.875% 06/10/14 (d)	26,548,000	26,885,198
Toronto-Dominion Bank
1.375% 07/14/14	4,710,000	4,730,200
Toyota Motor Credit Corp.
0.233% 06/11/14 (03/11/14) (a)(b)	33,349,000	33,352,315
Total Corporate Bonds (cost of $101,022,296)		101,022,296
Repurchase Agreements – 16.2%
Repurchase agreement with ABN Amro, Inc., dated 02/03/14, due 03/05/14 at 0.300%, collateralized by common stocks, market value $33,007,717 (repurchase proceeds $30,007,500)	30,000,000	30,000,000
Repurchase agreement with ABN Amro, Inc., dated 02/06/14, due 03/07/14 at 0.300%, collateralized by common stocks, market value $33,007,194 (repurchase proceeds $30,007,250)	30,000,000	30,000,000
Repurchase agreement with ABN Amro, Inc., dated 02/21/14, due 03/21/14 at 0.300%, collateralized by common stocks, market value $34,812,427 (repurchase proceeds $31,652,384)	31,645,000	31,645,000
Repurchase agreement with ABN Amro, Inc., dated 02/28/14, due 03/03/14 at 0.240%, collateralized by common stocks, market value $141,567,348 (repurchase proceeds $128,697,574)	128,695,000	128,695,000
Repurchase agreement with BNP Paribas, dated 02/14/14, due 04/15/14 at 0.380%, collateralized by corporate bonds with various maturities to 10/15/39, market value $49,498,264 (repurchase proceeds $45,018,494)	44,990,000	44,990,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/19/14, at 0.240%, collateralized by common stocks, preferred stocks, and exchange-traded funds, market value $295,971,380 (a)(h)(i)	269,005,000	269,005,000
Repurchase agreement with BNP Paribas, dated 02/21/14, due 04/22/14 at 0.380%, collateralized by corporate bonds with various maturities to 10/15/39, market value $48,736,743 (repurchase proceeds $44,328,057)	44,300,000	44,300,000
Repurchase agreement with BNP Paribas, dated 02/27/14, due 03/28/14 at 0.250%, collateralized by corporate bonds with various maturities to 02/25/23, market value $63,280,008 (repurchase proceeds $60,277,137) (i)	60,265,000	60,265,000
Repurchase agreement with BNP Paribas, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by common stocks, preferred stocks, and exchange-traded funds, market value $283,179,327 (repurchase proceeds $257,394,504)	257,390,000	257,390,000
Repurchase agreement with BNP Paribas, dated 02/28/14, due 03/03/14 at 0.270%, collateralized by corporate bonds with various maturities to 10/15/39, market value $70,787,406 (repurchase proceeds $64,351,448)	64,350,000	64,350,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/14, due 03/03/14 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/49, market value $62,123,349 (repurchase proceeds $60,905,812)	60,905,000	60,905,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by common stocks, market value $103,466,938 (repurchase proceeds $96,521,689)	96,520,000	96,520,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/14, due 04/04/14 at 0.340%, collateralized by common stocks, market value $130,062,065 (repurchase proceeds $122,050,331) (i)	122,010,000	122,010,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/03/14, at 0.160%, collateralized by corporate bonds with various maturities to 12/01/23, market value $85,802,623 (a)(h)(i)	81,715,000	81,715,000
Repurchase agreement with ING Bank, dated 02/28/14, due 03/03/14 at 0.220%, collateralized by common stocks, market value $176,957,049 (repurchase proceeds $160,872,949)	160,870,000	160,870,000
Repurchase agreement with JPMorgan Securities, dated 02/03/14, due 05/02/14 at 0.490%, collateralized by a corporate bond maturing 04/15/15, market value $29,962,715 (repurchase proceeds $27,258,611)	27,226,000	27,226,000
Repurchase agreement with JPMorgan Securities, dated 02/18/14, due 05/19/14 at 0.380%, collateralized by exchange-traded funds, market value $20,958,454 (repurchase proceeds $19,067,097)	19,049,000	19,049,000
Repurchase agreement with JPMorgan Securities, dated 02/25/14, due 05/27/14 at 0.380%, collateralized by common stocks, market value $20,165,874 (repurchase proceeds $19,163,390)	19,145,000	19,145,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Securities, dated 02/28/14, due 04/14/14 at 0.443%, collateralized by common stocks, market value $94,570,298 (repurchase proceeds $90,049,838) (i)	90,000,000	90,000,000
Repurchase agreement with JPMorgan Securities, dated 02/28/14, due 04/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 04/15/15, market value $111,227,456 (repurchase proceeds $101,169,506) (i)	101,100,000	101,100,000
Repurchase agreement with JPMorgan Securities, dated 02/28/14, due 05/29/14 at 0.380%, collateralized by common stocks, market value $16,951,929 (repurchase proceeds $16,100,281)	16,085,000	16,085,000
Repurchase agreement with JPMorgan Securities, dated 02/28/14, due 05/29/14 at 0.450%, collateralized by common stocks, market value $26,282,108 (repurchase proceeds $25,028,125) (i)	25,000,000	25,000,000
Repurchase agreement with JPMorgan Securities, dated 02/28/14, due 05/29/14 at 0.600%, collateralized by corporate bonds with various maturities to 12/15/35, market value $32,625,420 (repurchase proceeds $29,699,483) (i)	29,655,000	29,655,000
Repurchase agreement with JPMorgan Securities, dated 12/11/13, due 03/11/14 at 0.490%, collateralized by a corporate bond maturing 06/15/14, market value $17,533,750 (repurchase proceeds $15,939,502)	15,920,000	15,920,000

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Securities, dated 12/18/13, due 03/18/14 at 0.490%, collateralized by a corporate bond maturing 06/15/14, market value $17,302,934 (repurchase proceeds $15,729,245)	15,710,000	15,710,000
Repurchase agreement with JPMorgan Securities, dated 12/23/13, due 03/24/14 at 0.490%, collateralized by corporate bonds with various maturities to 01/11/31, market value $17,475,029 (repurchase proceeds $15,889,657)	15,870,000	15,870,000
Repurchase agreement with JPMorgan Securities, dated 12/30/13, due 03/28/14 at 0.500%, collateralized by corporate bonds with various maturities to 04/15/15, market value $35,107,967 (repurchase proceeds $31,923,971)	31,885,000	31,885,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.120%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 12/01/43, market value $153,001,550 (repurchase proceeds $150,001,500)	150,000,000	150,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by corporate bonds with various maturities to 08/15/23, market value $65,741,322 (repurchase proceeds $62,610,783)	62,610,000	62,610,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/25/14, due 03/04/14 at 0.150%, collateralized by corporate bonds with various maturities to 02/15/24, market value $100,261,757 (repurchase proceeds $95,487,785)	95,485,000	95,485,000
Repurchase agreement with SG Americas Securities LLC, dated 02/28/14, due 03/03/14 at 0.180%, collateralized by corporate bonds with various maturities to 09/15/23, market value $135,131,777 (repurchase proceeds $128,696,930)	128,695,000	128,695,000
Repurchase agreement with SG Americas Securities LLC, dated 02/28/14, due 03/03/14 at 0.210%, collateralized by corporate bonds with various maturities to 09/15/23, market value $135,132,116 (repurchase proceeds $128,697,252)	128,695,000	128,695,000
Repurchase agreement with Wells Fargo Bank NA, dated 02/03/14, at 0.160%, collateralized by corporate bonds with various maturities to 02/15/24, market value $182,880,815 (a)(h)(i)	174,150,000	174,150,000
Repurchase agreement with Wells Fargo Bank NA, dated 02/25/14, due 03/04/14 at 0.290%, collateralized by corporate bonds with various maturities to 02/15/24, market value $87,731,741 (repurchase proceeds $83,554,711)	83,550,000	83,550,000
Repurchase agreement with Wells Fargo Bank NA, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by a U.S. Treasury obligation maturing 08/28/14, market value $163,935,443 (repurchase proceeds $160,721,009)	160,719,000	160,719,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Bank NA, dated 12/10/13, due 03/12/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/25/23, market value $17,113,049 (repurchase proceeds $16,299,566)	16,285,000	16,285,000
Repurchase agreement with Wells Fargo Bank NA, dated 12/11/13, due 03/13/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $26,770,075 (repurchase proceeds $25,497,786)	25,475,000	25,475,000
Repurchase agreement with Wells Fargo Bank NA, dated 12/18/13, due 03/18/14 at 0.350%, collateralized by corporate bonds with various maturities to 02/15/24, market value $23,111,591 (repurchase proceeds $22,014,246)	21,995,000	21,995,000
Total Repurchase Agreements (cost of $2,936,964,000)		2,936,964,000
Total Investments – 100.0% (cost of $18,094,869,824) (j)		18,094,869,824
Other Assets & Liabilities, Net – 0.0%		589,420
Net Assets – 100.0%		18,095,459,244

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $4,777,899,122 or 26.4% of net assets for the Fund.

(e)  Collateralized commercial paper.

(f)  Guaranteed by the Kingdom of Belgium, the French Republic and the Grand Duchy of Luxembourg.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than

See Accompanying Notes to Financial Statements.

10

BofA Money Market Reserves

February 28, 2014 (Unaudited)

one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $18,094,869,824.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$5,371,882,059	$—	$5,371,882,059
Total Asset-Backed Commercial Paper	—	3,415,890,622	—	3,415,890,622
Total Commercial Paper	—	3,120,788,841	—	3,120,788,841
Total Time Deposits	—	2,607,988,000	—	2,607,988,000
Total Municipal Bonds	—	337,828,780	—	337,828,780
Total Government & Agency Obligations	—	202,505,226	—	202,505,226
Total Corporate Bonds	—	101,022,296	—	101,022,296
Total Repurchase Agreements	—	2,936,964,000	—	2,936,964,000
Total Investments	$—	$18,094,869,824	$—	$18,094,869,824

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	29.7
Asset-Backed Commercial Paper	18.9
Commercial Paper	17.2
Time Deposits	14.4
Municipal Bonds	1.9
Government & Agency Obligations	1.1
Corporate Bonds	0.6
83.8
Repurchase Agreements	16.2
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Money Market Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	15,157,905,824
	Repurchase agreements, at amortized cost approximating value	2,936,964,000
	Total investments, at value	18,094,869,824
	Cash	47,846
	Receivable for:
	Fund shares sold	35,311
	Interest	2,729,945
	Trustees' deferred compensation plan	69,369
	Prepaid expenses	231,275
	Total Assets	18,097,983,570
Liabilities	Payable for:
	Fund shares repurchased	16,874
	Distributions	190,820
	Investment advisory fee	1,508,173
	Administration fee	535,092
	Pricing and bookkeeping fees	21,416
	Transfer agent fee	14,847
	Trustees' fees	20,726
	Custody fee	91,282
	Distribution and service fees	11,079
	Shareholder administration fee	11,212
	Chief compliance officer expenses	3,841
	Trustees' deferred compensation plan	69,369
	Other liabilities	29,595
	Total Liabilities	2,524,326
	Net Assets	18,095,459,244
Net Assets Consist of	Paid-in capital	18,095,329,774
	Undistributed net investment income	67,665
	Accumulated net realized gain	61,805
	Net Assets	18,095,459,244

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$372,355,554
	Shares outstanding	372,351,820
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$17,362,267,205
	Shares outstanding	17,362,101,826
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$71,857,448
	Shares outstanding	71,856,733
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$219,115,921
	Shares outstanding	219,113,687
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,018,973
	Shares outstanding	10,018,871
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$59,844,143
	Shares outstanding	59,843,537
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Money Market Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	16,773,180
Expenses	Investment advisory fee	11,896,475
	Administration fee	7,850,983
	Service fee:
	Adviser Class Shares	462,219
	Liquidity Class Shares	50,075
	Shareholder administration fee:
	Institutional Class Shares	43,939
	Trust Class Shares	33,813
	Transfer agent fee	116,044
	Pricing and bookkeeping fees	94,802
	Trustees' fees	60,266
	Custody fee	154,375
	Chief compliance officer expenses	16,787
	Other expenses	343,376
	Total Expenses	21,123,154
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,910,004)
	Fees waived by distributor:
	Adviser Class Shares	(364,388)
	Institutional Class Shares	(298)
	Liquidity Class Shares	(39,308)
	Trust Class Shares	(15,871)
	Net Expenses	12,793,285
	Net Investment Income	3,979,895
	Net realized gain on investments	23,087
	Net Increase Resulting from Operations	4,002,982

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	3,979,895	8,887,020
	Net realized gain on investments	23,087	38,755
	Net increase resulting from operations	4,002,982	8,925,775
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,955,682)	(8,723,295)
	Institutional Capital Shares	(9,581)	(39,029)
	Institutional Class Shares	(14,630)	(118,976)
	Trust Class Shares	—	(5,720)
	From net realized gains:
	Adviser Class Shares	—	(595)
	Capital Class Shares	—	(16,375)
	Institutional Capital Shares	—	(41)
	Institutional Class Shares	—	(355)
	Liquidity Class Shares	—	(44)
	Trust Class Shares	—	(135)
	Total distributions to shareholders	(3,979,893)	(8,904,565)
	Net Capital Stock Transactions	8,523,710,660	(2,098,083,369)
	Total increase (decrease) in net assets	8,523,733,749	(2,098,062,159)
Net Assets	Beginning of period	9,571,725,495	11,669,787,654
	End of period	18,095,459,244	9,571,725,495
	Undistributed net investment income at end of period	67,665	67,663

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	564,897,796	564,897,796	1,340,515,561	1,340,515,562
Distributions reinvested	—	—	37	37
Redemptions	(529,388,439)	(529,388,439)	(1,453,540,931)	(1,453,540,931)
Net increase (decrease)	35,509,357	35,509,357	(113,025,333)	(113,025,332)
Capital Class Shares
Subscriptions	95,572,394,088	95,572,394,088	57,631,706,601	57,631,706,601
Distributions reinvested	2,695,098	2,695,098	6,440,254	6,440,255
Redemptions	(87,052,017,462)	(87,052,017,462)	(59,337,788,478)	(59,337,788,478)
Net increase (decrease)	8,523,071,724	8,523,071,724	(1,699,641,623)	(1,699,641,622)
Institutional Capital Shares
Subscriptions	80,677,232	80,677,232	56,502,246	56,502,246
Distributions reinvested	7,255	7,255	42	42
Redemptions	(17,576,959)	(17,576,959)	(291,590,052)	(291,590,053)
Net increase (decrease)	63,107,528	63,107,528	(235,087,764)	(235,087,765)
Institutional Class Shares
Subscriptions	223,548,646	223,548,646	876,376,034	876,376,033
Distributions reinvested	14,050	14,050	115,059	115,059
Redemptions	(270,507,939)	(270,507,939)	(934,887,010)	(934,887,010)
Net decrease	(46,945,243)	(46,945,243)	(58,395,917)	(58,395,918)
Liquidity Class Shares
Subscriptions	71,997,596	71,997,596	124,147,376	124,147,376
Distributions reinvested	—	—	44	44
Redemptions	(112,544,384)	(112,544,384)	(102,838,230)	(102,838,230)
Net increase (decrease)	(40,546,788)	(40,546,788)	21,309,190	21,309,190
Trust Class Shares
Subscriptions	135,929,326	135,929,326	447,012,036	447,012,036
Redemptions	(146,415,244)	(146,415,244)	(460,253,958)	(460,253,958)
Net decrease	(10,485,918)	(10,485,918)	(13,241,922)	(13,241,922)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—	(d)	—		0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		(0.01)
From net realized gains	—		—	(d)	—	(d)	—		—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—		—		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.00%		0.00%		0.89	%(j)(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(l)	0.28	%(m)	0.33	%(m)	0.31	%(m)	0.33	%(m)	0.48	%(m)
Waiver/Reimbursement	0.30	%(l)	0.23%		0.18%		0.21%		0.19%		0.06%
Net investment income	—		—	(m)	—	(m)	—	%(i)(m)	—	(m)	1.08	%(k)(m)
Net assets, end of period (000s)	$372,356		$336,848		$449,873		$681,956		$1,399,372		$3,100,587

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not Annualized

(i)  Rounds to less than 0.01%.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  Annualized

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001		0.001		0.001		—	(f)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	0.001		0.001		0.001		—	(f)	0.01
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)		(0.001)		(0.001)		—	(f)	(0.01)
From net realized gains	—		—	(e)	—	(e)	—		—		—
Total Distributions to Shareholders	—	(e)	(0.001)		(0.001)		(0.001)		—	(f)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.07%		0.14%		0.11%		0.13%		1.13	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.16	%(k)	0.20	%(l)	0.20	%(l)	0.20	%(l)	0.20	%(l)	0.24	%(l)
Waiver/Reimbursement	0.10	%(k)	0.06%		0.06%		0.07%		0.07%		0.05%
Net investment income	0.05	%(k)	0.08	%(l)	0.14	%(l)	0.11	%(l)	0.13	%(l)	1.07	%(l)
Net assets, end of period (000s)	$17,362,267		$8,839,168		$10,538,788		$6,387,295		$8,094,013		$8,254,775

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not Annualized

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  Annualized

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001		0.001		0.001		—	(f)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	0.001		0.001		0.001		—	(f)	0.01
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)		(0.001)		(0.001)		—	(f)	(0.01)
From net realized gains	—		—	(e)	—	(e)	—		—		—
Total Distributions to Shareholders	—	(e)	(0.001)		(0.001)		(0.001)		—	(f)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.07%		0.14%		0.11%		0.13%		1.13	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.16	%(k)	0.20	%(l)	0.20	%(l)	0.20	%(l)	0.20	%(l)	0.24	%(l)
Waiver/Reimbursement	0.10	%(k)	0.06%		0.06%		0.07%		0.07%		0.05%
Net investment income	0.05	%(k)	0.11	%(l)	0.14	%(l)	0.11	%(l)	0.13	%(l)	1.19	%(l)
Net assets, end of period (000s)	$71,857		$8,749		$243,840		$213,428		$331,202		$490,631

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not Annualized

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  Annualized

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		0.001		—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)	(0.01)
From net realized gains	—		—	(d)	—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.04%		0.10%		0.07%		0.09%		1.09	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(j)	0.24	%(k)	0.24	%(k)	0.24	%(k)	0.24	%(k)	0.28	%(k)
Waiver/Reimbursement	0.10	%(j)	0.06%		0.06%		0.07%		0.06%		0.05%
Net investment income	0.01	%(j)	0.04	%(k)	0.09	%(k)	0.07	%(k)	0.09	%(k)	1.11	%(k)
Net assets, end of period (000s)	$219,116		$266,063		$324,459		$534,875		$991,882		$2,003,722

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not Annualized

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(j)  Annualized

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—		—	(d)	—	(d)	—	(e)	(0.01)
From net realized gains	—		—	(d)	—	(d)	—		—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.01%		0.00	%(i)	0.01%		0.98	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(k)	0.29	%(l)	0.32	%(l)	0.31	%(l)	0.33	%(l)	0.39	%(l)
Waiver/Reimbursement	0.30	%(k)	0.23%		0.19%		0.21%		0.19%		0.15%
Net investment income	—		—	(l)	0.01	%(l)	—	%(i)(l)	—	%(i)(l)	1.12	%(l)
Net assets, end of period (000s)	$10,019		$50,566		$29,257		$47,905		$102,245		$453,489

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not Annualized

(i)  Rounds to less than 0.01%.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(k)  Annualized

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	0.01
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
From net realized gains	—		—	(d)	—	(d)	—		—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.04%		0.02%		0.03%		1.03	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(j)	0.27	%(k)	0.30	%(k)	0.29	%(k)	0.30	%(k)	0.34	%(k)
Waiver/Reimbursement	0.15	%(j)	0.09%		0.06%		0.08%		0.07%		0.05%
Net investment income	—		0.01	%(k)	0.04	%(k)	0.02	%(k)	0.03	%(k)	1.02	%(k)
Net assets, end of period (000s)	$59,844		$70,331		$83,572		$111,876		$87,924		$179,509

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not Annualized

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(j)  Annualized

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the

23

BofA Money Market Reserves, February 28, 2014 (Unaudited)

specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On September 8, 2009, an affiliate of the Advisor purchased certain securities owned by the Fund.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

24

BofA Money Market Reserves, February 28, 2014 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Ordinary Income*	$8,887,057
Long-Term Capital Gains	17,508

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.11% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

25

BofA Money Market Reserves, February 28, 2014 (Unaudited)

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

26

BofA Money Market Reserves, February 28, 2014 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the

Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$7,551,736	$6,172,479	$6,692,522	$20,416,737	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The

27

BofA Money Market Reserves, February 28, 2014 (Unaudited)

Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the

28

BofA Money Market Reserves, February 28, 2014 (Unaudited)

independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

29

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

30

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Money Market Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

31

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by

BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MMR-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	26
Board Consideration and Re-Approval of Investment Advisory Agreement	32
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.
1

Investment Portfolio – BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 74.8%
	Par ($)	Value ($)
Arizona – 0.8%
AZ City of Phoenix Civic Improvement Corp.
Series 2004,
Pre-refunded 07/01/14, Insured: AMBAC 5.000% 07/01/16	6,000,000	6,096,481
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.190% 12/01/39 (03/06/14) (a)(b)	830,000	830,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.190% 06/01/31 (03/06/14) (a)(b)	4,320,000	4,320,000
Arizona Total		11,246,481
Arkansas – 0.3%
AR Development Finance Authority
MERLOTS,
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.350% 01/01/35 (03/05/14) (a)(b)(c)	505,000	505,000
AR Pulaski County Health Facilities Board
Catholic Health Initiatives,
Series 2000 B, LIQ FAC: JPMorganChase Bank 0.140% 12/01/28 (03/05/14) (a)(b)	4,000,000	4,000,000
Arkansas Total		4,505,000
California – 3.0%
CA Airport Community of San Francisco
Series A-3,
LOC: Royal Bank of Canada 0.150% 06/18/14	2,150,000	2,150,000
CA Statewide Communities Development Authority
0.140% 08/06/14	12,500,000	12,500,000
Kaiser Permanente,
Series 2009 B-4, 0.210% 05/02/14	7,200,000	7,200,000

	Par ($)	Value ($)
CA State
Revenue Anticipation Notes,
Series 2013 A2, 2.000% 06/23/14	13,710,000	13,785,636
CA University of California
Series 2013,
0.020% 05/15/48 (03/06/14) (b)(d)	5,400,000	5,400,000
California Total		41,035,636
Colorado – 0.4%
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.190% 01/01/17 (03/06/14) (a)(b)	785,000	785,000
CO Health Facilities Authority
Catholic Health Initiatives,
Series 2004 B-6, SPA: JPMorgan Chase Bank 0.150% 03/01/44 (03/05/14) (a)(b)	4,100,000	4,100,000
Colorado Total		4,885,000
Connecticut – 0.5%
CT Enfield
Series 2013,
1.000% 08/12/14	3,300,000	3,311,389
CT Manchester
Series 2013,
1.500% 07/03/14	3,081,000	3,094,472
Connecticut Total		6,405,861
Florida – 2.2%
FL Hillsborough County Industrial Development Authority
Seaboard Tampa Terminals,
Series 1986, AMT, LOC: Northern Trust Co. 0.320% 12/01/16 (03/05/14) (a)(b)	4,250,000	4,250,000
FL North Broward Hospital District
Series 2005 A-6,
LOC: Wells Fargo Bank N.A. 0.030% 01/15/27 (03/06/14) (a)(b)	22,600,000	22,600,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Sunshine Governmental Financing Commission
SPA: JPMorgan Chase Bank
0.130% 08/22/14	3,600,000	3,600,000
Florida Total		30,450,000
Georgia – 1.1%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT,
LOC: Wells Fargo Bank N.A. 0.190% 12/01/14 (03/06/14) (a)(b)	440,000	440,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.200% 10/01/21 (03/06/14) (a)(b)	1,580,000	1,580,000
GA Municipal Electric Authority
Series 2008 B,
LOC: Bank of Tokyo-Mitsubishi 0.030% 01/01/48 (03/05/14) (a)(b)	7,600,000	7,600,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.100% 11/01/27 (03/06/14) (a)(b)	4,000,000	4,000,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.100% 09/01/19 (03/06/14) (a)(b)	1,400,000	1,400,000
Georgia Total		15,020,000
Idaho – 0.7%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.240% 09/01/21 (03/06/14) (a)(b)	2,360,000	2,360,000

	Par ($)	Value ($)
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.060% 04/01/33 (03/03/14) (a)(b)	4,050,000	4,050,000
Balmoral LP,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.060% 05/01/32 (03/03/14) (a)(b)	3,615,000	3,615,000
Idaho Total		10,025,000
Illinois – 3.8%
IL Chicago
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.290% 12/01/15 (03/06/14) (a)(b)	300,000	300,000
MERLOTS:
Series 2007 C46, AMT, SPA: Wells Fargo Bank N.A. 0.350% 12/01/38 (03/05/14) (a)(b)(c)	250,000	250,000
Series 2008 C38, AMT,
SPA: Wells Fargo Bank N.A. 0.350% 06/01/43 (03/05/14) (a)(b)(c)	795,000	795,000
North Larabee LP,
Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.130% 04/01/36 (03/06/14) (a)(b)	4,000,000	4,000,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.130% 01/01/39 (03/06/14) (a)(b)	3,365,000	3,365,000
IL Finance Authority
Campanya-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.490% 08/01/25 (03/06/14) (a)(b)	690,000	690,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Concordia Place Apartrments LP,
Series 2013 A, AMT, LOC: BMO Harris Bank N.A. 0.180% 01/01/34 (03/06/14) (a)(b)	11,455,000	11,455,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.150% 05/01/18 (03/06/14) (a)(b)	995,000	995,000
Engineered Polymer,
Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank: 0.190% 08/01/15 (03/06/14) (a)(b)	8,000,000	8,000,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.290% 12/01/23 (03/06/14) (a)(b)	2,850,000	2,850,000
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.490% 09/01/25 (03/06/14) (a)(b)	180,000	180,000
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC: SPA: FHLMC 0.180% 10/01/23 (03/06/14) (a)(b)	8,565,000	8,565,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.290% 12/01/18 (03/06/14) (a)(b)	1,280,000	1,280,000
University of Chicago,
Series 2001 B3, 0.230% 07/01/36 (03/13/14) (b)(d)	2,800,000	2,800,000
IL Housing Development Authority
Pontiac Tower Associates III,
Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.180% 09/01/35 (03/06/14) (a)(b)	3,360,000	3,360,000

	Par ($)	Value ($)
Sterling Towers Associates II,
Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.180% 10/01/35 (03/06/14) (a)(b)	3,280,000	3,280,000
Illinois Total		52,165,000
Indiana – 1.4%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.490% 08/01/17 (03/06/14) (a)(b)	1,200,000	1,200,000
IN Bond Bank
Series 2014 A,
1.250% 01/06/15	5,220,000	5,264,323
IN Health Facility Financing Authority
Ascension Health Credit Group,
Series 2005 A6, 5.000% 10/01/27 (06/01/14) (b)(d)	1,500,000	1,517,605
Community Hospital,
Series 2000 A, LOC: Wells Fargo Bank N.A. 0.030% 07/01/28 (03/06/14) (a)(b)	10,500,000	10,500,000
Indiana Total		18,481,928
Iowa – 0.2%
IA Clinton
Sethness Products Company.,
Series 2004, AMT, LOC: Northern Trust Company 0.320% 12/01/22 (03/05/14) (a)(b)	2,500,000	2,500,000
Iowa Total		2,500,000
Kansas – 1.5%
KS Wyandotte County-Kansas City Unified Government
Series 2013 I,
0.240% 03/01/14	4,470,000	4,470,000
Series 2013 III,
0.220% 03/01/14	3,965,000	3,965,000
Series 2014 I,
0.180% 03/01/15	11,950,000	11,951,188
Kansas Total		20,386,188

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Kentucky – 0.8%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.320% 05/01/31 (03/05/14) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
Kentucky Housing Corp.,
Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.150% 07/01/35 (03/06/14) (a)(b)	995,000	995,000
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.200% 06/01/26 (03/06/14) (a)(b)	2,470,000	2,470,000
Kentucky Total		10,875,000
Louisiana – 0.9%
LA Bank of New York Municipal Certificates Trust
Louisiana State Public Facility Authority
Tulane University Series 2007, LOC: Bank of New York 0.280% 02/15/36 (05/15/14) (a)(b)	3,895,000	3,895,000
LA Public Facilities Authority
Baton Rouge General Medical,
Series 2004, Pre-refunded 07/01/14: 5.250% 07/01/24	1,360,000	1,381,690
5.250% 07/01/33	7,000,000	7,109,777
Louisiana Total		12,386,467
Massachusetts – 1.7%
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.050% 05/01/39 (03/06/14) (a)(b)(c)	1,650,000	1,650,000

	Par ($)	Value ($)
MA Development Finance Agency
Partners Healthcare System:
Series 2011 K-1, SPA: Wells Fargo Bank N.A. 0.020% 07/01/46 (03/06/14) (a)(b)	13,400,000	13,400,000
Series 2012,
LIQ FAC: Citibank N.A. 0.030% 07/01/19 (03/06/14) (a)(b)(c)	1,500,000	1,500,000
MA Lawrence
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/14	2,000,000	2,005,616
Series 2014,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 03/01/15 (e)	4,000,000	4,025,360
Massachusetts Total		22,580,976
Michigan – 13.9%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal,
Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/01/14) (a)(b)(c)	80,981,000	80,981,000
MI Housing Development Authority
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 0.090% 10/01/42 (03/05/14) (a)(b)	10,415,000	10,415,000
MI RBC Municipal Products, Inc., Trust
Michigan Higher Ed Student Loan Authority,
Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.070% 09/01/32 (03/06/14) (a)(b)	76,090,000	76,090,000
MI State Housing Development Authority
Series 2007 C AMT,
SPA: JPMorgan Chase Bank N.A. 0.090% 04/01/42 (03/05/14) (a)(b)	11,930,000	11,930,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.490% 02/01/16 (03/05/14) (a)(b)	300,000	300,000
MI Strategic Fund
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.230% 12/01/27 (03/06/14) (a)(b)	4,530,000	4,530,000
Continental Carbonic Products, Inc.,
Series 2007, AMT, LOC: JPMorgan Chase Bank 0.140% 03/01/32 (03/06/14) (a)(b)	5,410,000	5,410,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.440% 02/01/20 (03/05/14) (a)(b)	600,000	600,000
Michigan Total		190,256,000
Minnesota – 0.6%
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.160% 11/01/20 (03/06/14) (a)(b)	1,305,000	1,305,000
MN Jenkins
Pequot Tool & Manufacturing, Inc.,
Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.240% 06/01/27 (03/06/14) (a)(b)	980,000	980,000
MN Rural Water Finance Authority, Inc.
Series 2013,
1.000% 01/01/15	6,500,000	6,540,675
Minnesota Total		8,825,675

	Par ($)	Value ($)
Mississippi – 0.1%
MS Home Corp.
MERLOTS,
Series 2007, AMT, GTY AGMT: GNMA, FNMA, FHLMC, SPA: Wells Fargo Bank N.A. 0.250% 06/01/38 (03/05/14) (a)(b)(c)	1,850,000	1,850,000
Mississippi Total		1,850,000
Missouri – 1.4%
MO Development Finance Board
The Nelson Gallery Foundation:
Series 2004 A, SPA: Northern Trust Company 0.030% 12/01/33 (03/03/14) (a)(b)	12,385,000	12,385,000
Series 2008 A,
SPA: Northern Trust Company 0.030% 12/01/37 (03/03/14) (a)(b)	6,400,000	6,400,000
Missouri Total		18,785,000
Montana – 0.7%
MT Board of Investments
Series 2004,
0.220% 03/01/29 (03/01/14) (b)(d)	5,600,000	5,600,000
Series 2013,
0.220% 03/01/38 (03/01/14) (b)(d)	3,820,000	3,820,000
Montana Total		9,420,000
Nebraska – 0.2%
NE Lancaster County
MLLC LLC,
Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.190% 11/01/20 (03/06/14) (a)(b)	2,180,000	2,180,000
Nebraska Total		2,180,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Nevada – 0.7%
NV Housing Division
Sdashs Apartments Ltd.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.180% 04/01/35 (03/06/14) (a)(b)	3,000,000	3,000,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of New York 0.040% 06/01/42 (03/03/14) (a)(b)	5,400,000	5,400,000
NV Sparks
Rix Industries,
Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.240% 07/01/27 (03/06/14) (a)(b)	880,000	880,000
Nevada Total		9,280,000
New Hampshire – 2.7%
NH Health & Education Facilities Authority
University System of New Hampshire:
Series 2005 A2, SPA: U.S. Bank N.A. 0.040% 07/01/35 (03/03/14) (a)(b)	15,200,000	15,200,000
Series 2005 B-1,
SPA: Wells Fargo Bank N.A. 0.040% 07/01/33 (03/03/14) (a)(b)	15,625,000	15,625,000
Series 2011 B,
0.040% 07/01/33 (03/03/14) (b)(d)	6,035,000	6,035,000
New Hampshire Total		36,860,000
New Jersey – 9.3%
NJ East Brunswick
Series 2013:
1.000% 03/21/14	8,152,000	8,154,354
2.000% 03/15/14	1,850,000	1,851,153
NJ Economic Development Authority
0.100% 03/07/14	50,000,000	50,000,000
Series 2012, AMT,
LOC: BNP Paribas 0.100% 03/07/14	23,350,000	23,350,000

	Par ($)	Value ($)
NJ Livingston
Series 2013,
1.000% 05/22/14	5,500,000	5,508,995
NJ Monmouth County Improvement Authority
Series 2013,
2.000% 12/04/14	1,925,000	1,951,331
NJ North Bergen
Series 2013,
1.000% 04/02/14	5,750,000	5,753,413
NJ Readington
Series 2014,
1.000% 01/29/15	5,675,000	5,714,367
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.080% 07/03/17 (03/06/14) (a)(b)(c)	8,350,000	8,350,000
NJ Stafford
Series 2013 A,
1.000% 05/19/14	8,447,750	8,459,759
NJ Sussex County
Series 2013,
1.000% 06/27/14	7,000,000	7,018,063
NJ Township of North Bergen
Series 2013,
1.000% 04/02/14	2,010,000	2,010,913
New Jersey Total		128,122,348
New York – 5.7%
NY Cheektowaga
Series 2013,
0.500% 07/17/14	5,800,000	5,805,915
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	2,500,000	2,503,061
NY Corning School District
1.000% 06/26/14	12,300,000	12,334,517
NY East Hampton Union Free School District
Series 2013,
Insured: State Aid Withholding 1.000% 06/26/14	1,870,000	1,874,761

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Housing Development Corp.
Series 2013 F,
0.200% 11/01/47 (12/23/14) (b)(d)	1,300,000	1,300,000
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2011 A3, Escrowed in U.S. Treasuries, 0.230% 12/01/49 (03/19/14) (b)(d)	16,900,000	16,900,000
NY New York City Municipal Water Finance Authority
Series 2007 BB-1,
SPA: BNP Paribas 0.020% 06/15/36 (03/06/14) (a)(b)	2,700,000	2,700,000
NY Rockland County Industrial Development Agency
Rockland Jewish Community Center,
Series 2007, LOC: Wells Fargo Bank N.A. 0.020% 12/01/32 (03/06/14) (a)(b)	2,730,000	2,730,000
NY Seneca Falls Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 07/23/14	6,000,000	6,012,948
NY Tonawanda
Series 2013,
1.000% 09/04/14	3,920,000	3,934,621
NY Triborough Bridge & Tunnel Authority
Series 2000,
SPA: Lloyds TSB Bank PLC 0.200% 01/01/19 (03/05/14) (a)(b)	10,935,000	10,935,000
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.040% 11/01/32 (03/03/14) (a)(b)	1,835,000	1,835,000
NY Victor Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/26/14	4,100,949	4,118,986
NY West Seneca
Series 2013,
1.000% 08/01/14	5,400,000	5,416,705
New York Total		78,401,514

	Par ($)	Value ($)
North Carolina – 1.8%
NC Capital Facilities Finance Agency
The Fletcher School, Inc.,
Series 2008, LOC: Wells Fargo Bank N.A. 0.040% 08/01/33 (03/06/14) (a)(b)	3,300,000	3,300,000
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency,
Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.150% 07/01/36 (03/06/14) (a)(b)	70,000	70,000
NC Educational Facilities Finance Agency
Elon University,
Series 1998, LOC: TD Bank N.A. 0.030% 01/01/21 (03/05/14) (a)(b)	3,305,000	3,305,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.190% 07/01/21 (03/06/14) (a)(b)	1,000,000	1,000,000
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.190% 10/01/19 (03/06/14) (a)(b)	1,000,000	1,000,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project,
Series 1995, AMT, LOC: Lloyds Bank 0.190% 06/01/15 (03/06/14) (a)(b)	4,500,000	4,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.190% 01/01/28 (03/06/14) (a)(b)	4,230,000	4,230,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 0.100% 03/01/14 (03/06/14) (a)(b)	515,000	515,000
NC Wake County
Series 2007 B,
SPA: Wells Fargo Bank N.A. 0.030% 03/01/24 (03/06/14) (a)(b)	2,100,000	2,100,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.100% 03/01/27 (03/06/14) (a)(b)	5,000,000	5,000,000
North Carolina Total		25,020,000
Ohio – 1.5%
OH County of Montgomery
Catholic Health Initiatives,
Series 2004 B1, SPA: Bank of NY Mellon 0.190% 03/01/27 (03/05/14) (a)(b)	16,700,000	16,700,000
OH Cuyahoga County
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.230% 04/01/25 (03/06/14) (a)(b)	925,000	925,000
OH Lucas County
American Capital Properties,
Series 1999, AMT, LOC: PNC Bank N.A. 0.090% 10/01/18 (03/06/14) (a)(b)	1,655,000	1,655,000
OH Solon
JTM Products, Inc., Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.090% 06/01/21 (03/06/14) (a)(b)	760,000	760,000
Ohio Total		20,040,000

	Par ($)	Value ($)
Pennsylvania – 0.6%
PA Economic Development Financing Authority
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.150% 04/01/22 (03/06/14) (a)(b)	900,000	900,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.150% 12/01/15 (03/06/14) (a)(b)	1,700,000	1,700,000
PA St. Mary Hospital Authority
Catholic Health Initiatives,
Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.030% 03/01/32 (03/05/14) (a)(b)	5,800,000	5,800,000
Pennsylvania Total		8,400,000
Puerto Rico – 3.1%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.140% 09/01/15 (03/06/14) (a)(b)(c)	32,200,000	32,200,000
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.130% 09/30/14 (03/06/14) (a)(b)(c)	10,150,000	10,150,000
Puerto Rico Total		42,350,000
South Carolina – 1.3%
SC Greenville County School District
Series 2013,
Credit Support: South Carolina School District Credit Enhancement Program 1.000% 06/02/14	13,000,000	13,027,311
SC Jobs-Economic Development Authority
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.100% 05/01/16 (03/06/14) (a)(b)	1,075,000	1,075,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.090% 09/01/27 (03/06/14) (a)(b)	4,155,000	4,155,000
South Carolina Total		18,257,311
Texas – 5.2%
TX Harris County Health Facilities Development Corp.
The Methodist Hospital,
Series 2008 A1, 0.030% 12/01/41 (03/03/14) (b)(d)	19,300,000	19,300,000
TX Port of Port Arthur Navigation District
Total S.A.,
Fina Oil & Chemical Co.: Series 1998, AMT, 0.120% 05/01/33 (03/05/14) (b)(d)	3,300,000	3,300,000
Series 2000 B, AMT,
0.110% 05/01/35 (03/05/14) (b)(d)	10,000,000	10,000,000
TX State
Series 2013
2.000% 08/28/14	38,800,000	39,151,367
Texas Total		71,751,367
Utah – 0.5%
UT Building Ownership Authority
Series 2004,
Pre-refunded 05/15/14, 5.000% 05/15/17	1,825,000	1,842,751
UT Weber County
IHC Health Services, Inc.,
Series 2000 A, SPA: Bank of New York Mellon 0.030% 02/15/31 (03/03/14) (a)(b)	5,500,000	5,500,000
Utah Total		7,342,751
Virginia – 1.9%
VA Deutsche Bank Spears/Lifers Trust
Richmond VA Redevelopment & Housing Authority,
Series 2011, AMT, GTY AGMT: Deutsche Bank AG 0.280% 10/01/29 (04/24/14) (a)(b)(c)	18,030,000	18,030,000

	Par ($)	Value ($)
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.200% 09/01/26 (03/06/14) (a)(b)	1,300,000	1,300,000
VA Fairfax County Industrial Development Authority
Inova Health Sys Obl Grp,
Series 2009, Pre-refunded 05/15/14, 5.500% 05/15/29	6,275,000	6,342,487
Virginia Total		25,672,487
Washington – 1.2%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.190% 08/01/26 (03/06/14) (a)(b)	2,600,000	2,600,000
WA Health Care Facilities Authority
Catholic Health Initiatives,
Series 2002 B, SPA: JPMorgan Chase Bank N.A. 0.150% 03/01/32 (03/05/14) (a)(b)	3,600,000	3,600,000
WA Pierce County Economic Development Corp.
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.240% 12/01/36 (03/06/14) (a)(b)	1,805,000	1,805,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services,
Series 2001, AMT, LOC: DNB NOR Bank ASA 0.140% 12/31/21 (03/05/14) (a)(b)	8,700,000	8,700,000
Washington Total		16,705,000
Wisconsin – 1.0%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.240% 07/01/20 (03/07/14) (a)(b)	2,220,000	2,220,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.040% 02/01/38 (03/03/14) (a)(b)	7,585,000	7,585,000
WI Milwaukee Redevelopment Authority
Helwig Carbon Products, Inc.,
Series 1998 A, AMT, LOC: JPMorgan Chase Bank 0.090% 11/01/28 (03/06/14) (a)(b)	2,775,000	2,775,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.050% 06/01/41 (03/03/14) (a)(b)	1,570,000	1,570,000
Wisconsin Total		14,150,000
Wyoming – 2.1%
WY Sweetwater County
PacifiCorp,
Series 1995, AMT, LOC: Bank of Nova Scotia 0.040% 11/01/25 (03/03/14) (a)(b)	16,300,000	16,300,000
WY Uinta County
GTY AGMT: Chevron Corp.,
Series 1993, 0.030% 08/15/20 (03/03/14) (b)(d)	12,900,000	12,900,000
Wyoming Total		29,200,000
Total Municipal Bonds (cost of $1,025,817,990)		1,025,817,990
Closed-End Investment Companies – 16.4%
California – 0.7%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.100% 08/01/40 (03/06/14) (a)(b)(c)	10,000,000	10,000,000
California Total		10,000,000

	Par ($)	Value ($)
Other – 15.7%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.120% 12/01/40 (03/06/14) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.110% 03/01/40 (03/06/14) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.110% 12/01/40 (03/06/14) (a)(b)(c)	38,500,000	38,500,000
Other Total		215,700,000
Total Closed-End Investment Companies (cost of $225,700,000)		225,700,000
Short-Term Obligations – 9.0%
Variable Rate Demand Notes – 9.0%
FHLMC Multi-Family VRD Certificates
0.090% 11/15/34 (03/06/14) (b)(d)	9,831,769	9,831,769
0.090% 02/15/35 (03/06/14) (b)(c)(d)	9,480,024	9,480,024
0.090% 08/15/45 (03/06/14) (b)(d)	66,333,376	66,333,376
0.090% 01/15/47 (03/06/14) (b)(d)	37,167,888	37,167,888
Variable Rate Demand Notes Total		122,813,057
Total Short-Term Obligations (cost of $122,813,057)		122,813,057
Total Investments – 100.2% (cost of $1,374,331,047) (f)		1,374,331,047
Other Assets & Liabilities, Net – (0.2)%		(2,490,722)
Net Assets – 100.0%		1,371,840,325

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

February 28, 2014 (Unaudited)

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $391,441,024 or 28.5% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $1,374,331,047.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,025,817,990	$—	$1,025,817,990
Total Closed-End Investment Companies	—	225,700,000	—	225,700,000
Total Short-Term Obligations	—	122,813,057	—	122,813,057
Total Investments	$—	$1,374,331,047	$—	$1,374,331,047

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28. 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	74.8
Closed End Investment Companies	16.4
91.2
Short-Term Obligations	9.0
Other Assets & Liabilities, Net	(0.2)
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Municipal Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,374,331,047
	Cash	63,482
	Receivable for:
	Fund shares sold	900
	Interest	1,643,137
	Expense reimbursement due from investment advisor	28,333
	Trustees' deferred compensation plan	12,029
	Prepaid expenses	44,589
	Other assets	27,156
	Total Assets	1,376,150,673
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	4,025,360
	Distributions	8
	Investment advisory fee	107,738
	Administration fee	30,233
	Pricing and bookkeeping fees	16,772
	Transfer agent fee	10,230
	Trustees' fees	8,719
	Audit fee	27,429
	Legal fee	37,694
	Custody fee	7,633
	Chief compliance officer expenses	1,536
	Trustees' deferred compensation plan	12,029
	Other liabilities	24,967
	Total Liabilities	4,310,348
	Net Assets	1,371,840,325
Net Assets Consist of	Paid-in capital	1,371,628,266
	Undistributed net investment income	509,024
	Accumulated net realized loss	(296,965)
	Net Assets	1,371,840,325

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$47,993,009
	Shares outstanding	47,984,992
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$521,378,982
	Shares outstanding	521,289,044
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$21,888,434
	Shares outstanding	21,884,624
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$22,649,215
	Shares outstanding	22,644,829
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$16,118,858
	Shares outstanding	16,116,059
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$223,039
	Shares outstanding	223,000
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$66,927
	Shares outstanding	66,916
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$741,521,861
	Shares outstanding	741,391,371
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Municipal Reserves

For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	1,118,355
Expenses	Investment advisory fee	985,635
	Administration fee	587,090
	Distribution fee:
	Daily Class Shares	41,276
	Investor Class Shares	113
	Service fee:
	Adviser Class Shares	51,874
	Daily Class Shares	29,483
	Investor Class Shares	282
	Liquidity Class Shares	4,186
	Shareholder administration fee:
	Institutional Class Shares	3,508
	Trust Class Shares	329,057
	Transfer agent fee	16,083
	Pricing and bookkeeping fees	74,940
	Trustees' fees	16,575
	Custody fee	9,931
	Chief compliance officer expenses	4,685
	Other expenses	211,717
	Total Expenses	2,366,435
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(788,735)
	Fees waived by distributor:
	Adviser Class Shares	(51,817)
	Daily Class Shares	(70,739)
	Institutional Class Shares	(3,491)
	Investor Class Shares	(395)
	Liquidity Class Shares	(4,177)
	Trust Class Shares	(328,726)
	Net Expenses	1,118,355
	Net Investment Income	—
	Net realized gain on investments	4,900
	Net Increase Resulting from Operations	4,900

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	—	514,568
	Net realized gain on investments	4,900	37,248
	Net Reimbursement by Investment Advisor	—	35,560
	Net increase resulting from operations	4,900	587,376
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(19,154)
	Capital Class Shares	—	(800,561)
	Daily Class Shares	—	(11,422)
	Institutional Capital Shares	—	(19,697)
	Institutional Class Shares	—	(16,310)
	Investor Class	—	(90)
	Liquidity Class Shares	—	(2,048)
	Trust Class Shares	—	(227,213)
	Total distributions to shareholders	—	(1,096,495)
	Net Capital Stock Transactions	(29,933,779)	(1,160,486,255)
	Total decrease in net assets	(29,928,879)	(1,160,995,374)
Net Assets	Beginning of period	1,401,769,204	2,562,764,578
	End of period	1,371,840,325	1,401,769,204
	Undistributed net investment income at end of period	509,024	509,024

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	135,097,499	135,097,499	244,035,993	244,035,993
Distributions reinvested	—	—	1,839	1,839
Redemptions	(114,624,683)	(114,624,683)	(266,753,426)	(266,753,426)
Net increase (decrease)	20,472,816	20,472,816	(22,715,594)	(22,715,594)
Capital Class Shares
Subscriptions	521,407,926	521,407,926	2,080,050,275	2,080,050,275
Distributions reinvested	—	—	326,408	326,408
Redemptions	(670,998,565)	(670,998,565)	(3,223,321,662)	(3,223,321,662)
Net decrease	(149,590,639)	(149,590,639)	(1,142,944,979)	(1,142,944,979)
Daily Class Shares
Subscriptions	25	25	500,364	500,364
Redemptions	(3,871,970)	(3,871,970)	(14,891,749)	(14,891,749)
Net decrease	(3,871,945)	(3,871,945)	(14,391,385)	(14,391,385)
Institutional Capital Shares
Subscriptions	1,301,047	1,301,047	35,556,026	35,556,026
Distributions reinvested	—	—	11,804	11,804
Redemptions	(10,340,197)	(10,340,197)	(33,854,115)	(33,854,115)
Net increase (decrease)	(9,039,150)	(9,039,150)	1,713,715	1,713,715
Institutional Class Shares
Subscriptions	17,100,000	17,100,000	133,462,204	133,462,204
Distributions reinvested	—	—	15,010	15,010
Redemptions	(23,072,761)	(23,072,761)	(200,612,463)	(200,612,463)
Net decrease	(5,972,761)	(5,972,761)	(67,135,249)	(67,135,249)
Investor Class Shares
Subscriptions	—	—	21,000	21,000
Distributions reinvested	—	—	66	66
Redemptions	(22,711)	(22,711)	(14,816)	(14,816)
Net increase (decrease)	(22,711)	(22,711)	6,250	6,250
Liquidity Class Shares
Subscriptions	—	—	200,000	200,000
Distributions reinvested	—	—	2,048	2,048
Redemptions	(5,495,003)	(5,495,003)	(1,741,782)	(1,741,782)
Net decrease	(5,495,003)	(5,495,003)	(1,539,734)	(1,539,734)
Trust Class Shares
Subscriptions	448,241,268	448,241,268	963,503,552	963,503,552
Redemptions	(324,655,654)	(324,655,654)	(876,982,831)	(876,982,831)
Net increase	123,585,614	123,585,614	86,520,721	86,520,721

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.0001		0.0100
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0001		0.0100
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—		(0.0001)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.04	%(h)	0.00	%(i)	0.00%		0.00	%(i)	1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(j)	0.22	%(k)	0.29	%(k)	0.34	%(k)	0.39	%(k)	0.48	%(k)
Waiver/Reimbursement	0.37	%(j)	0.31%		0.23%		0.18%		0.13%		0.05%
Net investment income	—		—	(k)	—	%(i)(k)	—	%(i)(k)	0.01	%(k)	1.06	%(k)
Net assets, end of period (000s)	$47,993		$27,518		$50,243		$168,505		$329,108		$701,879

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.0019		0.0125
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		0.0019		0.0125
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.0019)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.07	%(h)	0.09%		0.14%		0.19%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(i)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.23	%(j)
Waiver/Reimbursement	0.12	%(i)	0.08%		0.07%		0.07%		0.06%		0.05%
Net investment income	—		0.04	%(j)	0.09	%(j)	0.14	%(j)	0.18	%(j)	1.15	%(j)
Net assets, end of period (000s)	$521,379		$670,991		$1,814,346		$2,825,365		$3,619,465		$4,655,880

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	—		0.0071
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0071
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—		(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.04	%(h)	0.00	%(i)	0.00	%(i)	0.00%		0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(j)	0.23	%(k)	0.29	%(k)	0.35	%(k)	0.39	%(k)	0.78	%(k)
Waiver/Reimbursement	0.72	%(j)	0.65%		0.58%		0.52%		0.47%		0.10%
Net investment income	—		—	(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.78	%(k)
Net assets, end of period (000s)	$21,888		$25,761		$40,160		$88,455		$452,671		$1,347,281

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	0.001		0.001		0.0019		0.0125
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	0.001		0.001		0.0019		0.0125
Less Distributions to Shareholders:
From net investment income	—		—	(e)	(0.001)		(0.001)		(0.0019)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.07	%(i)	0.09%		0.14%		0.19%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(j)	0.19	%(k)(l)	0.20	%(k)	0.20	%(k)	0.20	%(k)	0.23	%(k)
Waiver/Reimbursement	0.12	%(j)	0.09%		0.07%		0.07%		0.06%		0.05%
Net investment income	—		0.03	%(k)	0.09	%(k)	0.14	%(k)	0.19	%(k)	1.24	%(k)
Net assets, end of period (000s)	$22,649		$31,689		$29,978		$21,696		$25,943		$36,380

(a)  On October 1, 2011, Class Z shares were converted to Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.0015		0.0121
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	0.001		0.001		0.0015		0.0121
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.0015)		(0.0121)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.05	%(h)	0.05%		0.10%		0.15%		1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(i)	0.22	%(j)	0.24	%(j)	0.24	%(j)	0.24	%(j)	0.27	%(j)
Waiver/Reimbursement	0.16	%(i)	0.10%		0.07%		0.07%		0.06%		0.05%
Net investment income	—		0.02	%(j)	0.05	%(j)	0.10	%(j)	0.15	%(j)	1.12	%(j)
Net assets, end of period (000s)	$16,119		$22,092		$89,248		$159,867		$328,101		$1,123,450

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—	(d)	0.0090
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	—		—		—	(d)	0.0090
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—		—		—	(d)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.04	%(i)	0.00%		0.00%		0.00	%(j)	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(k)	0.23	%(l)	0.29	%(l)	0.34	%(l)	0.39	%(l)	0.58	%(l)
Waiver/Reimbursement	0.47	%(k)	0.40%		0.33%		0.28%		0.22%		0.05%
Net investment income	—		—	(l)	—	(l)	—	(l)	—	%(j)(l)	0.88	%(l)
Net assets, end of period (000s)	$223		$246		$240		$218		$245		$53,818

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.0004		0.0110
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0004		0.0110
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.0004)		(0.0110)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.04	%(h)	0.00	%(i)	0.01%		0.04%		1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.18	%(j)	0.23	%(k)	0.29	%(k)	0.33	%(k)	0.34	%(k)	0.38	%(k)
Waiver/Reimbursement	0.36	%(j)	0.30%		0.23%		0.19%		0.17%		0.15%
Net investment income	—		—	(k)	—	%(i)(k)	0.01	%(k)	0.06	%(k)	1.11	%(k)
Net assets, end of period (000s)	$67		$5,563		$7,104		$8,184		$12,882		$167,085

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.0009		0.0115
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0009		0.0115
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.0009)		(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.04	%(h)	0.01%		0.05%		0.09%		1.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.17	%(i)	0.22	%(j)	0.28	%(j)	0.29	%(j)	0.30	%(j)	0.33	%(j)
Waiver/Reimbursement	0.22	%(i)	0.16%		0.09%		0.08%		0.06%		0.05%
Net investment income	—		—	(j)	0.01	%(j)	0.05	%(j)	0.09	%(j)	1.09	%(j)
Net assets, end of period (000s)	$741,522		$617,909		$531,446		$551,600		$351,866		$456,691

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Notes to Financial Statements – BofA Municipal Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

26

BofA Municipal Reserves, February 28, 2014 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Tax-Exempt Income	$776,314
Ordinary Income*	320,181

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

27

BofA Municipal Reserves, February 28, 2014 (Unaudited)

As of August 31, 2013, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

As of August 31, 2013, the Fund had post-Act capital losses as follows:

Short-Term Losses
$75,393

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

28

BofA Municipal Reserves, February 28, 2014 (Unaudited)

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration

29

BofA Municipal Reserves, February 28, 2014 (Unaudited)

services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the
Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$1,634,582	$2,382,610	$3,128,637	$7,145,829	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

30

BofA Municipal Reserves, February 28, 2014 (Unaudited)

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

31

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

32

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Municipal Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

33

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by

BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

34

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MNR-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Board Consideration and Re-Approval of Investment Advisory Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.10	0.69	0.70	0.14 (a)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares,fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 93.6%
	Par ($)	Value ($)
New Jersey – 3.0%
NJ Economic Development Authority
Series 2012, AMT,
LOC: BNP Paribas 0.100% 03/07/14	9,000,000	9,000,000
New Jersey Total		9,000,000
New York – 76.7%
NY Albany Industrial Development Agency
Albany College of Pharmacy,
Series 2004 B, LOC: TD Bank N.A. 0.040% 12/01/34 (03/06/14) (a)(b)	6,620,000	6,620,000
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: M&T Bank 0.050% 02/01/35 (03/06/14) (a)(b)	3,810,000	3,810,000
NY Brewster Central School District
Series 2014,
Insured: State Aid Withholding 1.250% 01/30/15	607,419	611,578
NY Bronxville Union Free School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/19/14	4,100,000	4,116,519
NY Cheektowaga Central School District
Series 2014,
Insured: State Aid Withholding 3.000% 12/01/14 (c)	1,330,000	1,357,478
NY City Industrial Development Agency
Jamaica First Parking LLC,
Series 2001, LOC: TD Bank N.A. 0.040% 03/01/31 (03/06/14) (a)(b)	3,710,000	3,710,000
NY Clarence Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 07/17/14	1,387,500	1,390,214

	Par ($)	Value ($)
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.060% 11/15/26 (03/06/14) (a)(b)	15,125,000	15,125,000
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	2,700,000	2,703,306
NY County of Onondaga
Syracuse University,
Series 2010 A, LOC: Wells Fargo Bank N.A. 0.020% 12/01/29 (03/05/14) (a)(b)	3,700,000	3,700,000
NY County of Sullivan
Series 2014,
1.000% 03/06/15 (c)	7,350,000	7,403,508
NY County of Ulster
Series 2013 A,
1.000% 11/14/14	1,224,500	1,229,925
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.040% 07/01/34 (03/06/14) (a)(b)	7,155,000	7,155,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.110% 07/01/34 (03/06/14) (a)(b)	5,810,000	5,810,000
Wanger College,
Series 1998, LOC: JPMorgan Chase Bank 0.030% 07/01/28 (03/05/14) (a)(b)	4,200,000	4,200,000
NY Erie County Industrial Development Agency
Series 2009 A,
Insured: State Aid Withholding 5.000% 05/01/14	1,025,000	1,033,278
Series 2012,
Insured: State Aid Withholding LIQ FAC: Deutsche Bank A.G. 0.050% 05/01/31 (03/06/14) (a)(b)(d)	2,735,000	2,735,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Greene County
Series 2013,
1.000% 03/28/14	10,000,000	10,004,638
NY Honeoye Falls-Lima Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 06/18/14	6,468,068	6,481,917
NY Housing Finance Agency
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.070% 11/01/38 (03/05/14) (a)(b)	5,650,000	5,650,000
Midtown West B LLC,
505 West 37th St. Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.040% 05/01/42 (03/03/14) (a)(b)	10,500,000	10,500,000
NY JPMorgan Chase PUTTERs/DRIVERs Trust
New York State Thruway Authority,
Series 2009 3600Z, LIQ FAC: JPMorgan Chase Bank 0.150% 01/01/16 (03/06/14) (a)(b)(d)	9,245,000	9,245,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.040% 07/01/19 (03/06/14) (a)(b)	1,422,000	1,422,000
NY Monroe County Industrial Development Agency
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.040% 04/01/38 (03/05/14) (a)(b)	1,850,000	1,850,000
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.060% 07/01/30 (03/05/14) (a)(b)	6,625,000	6,625,000

	Par ($)	Value ($)
NY Mortgage Agency
Series 2006 139, AMT,
SPA: JPMorgan Chase Bank 0.040% 10/01/37 (03/03/14) (a)(b)	2,180,000	2,180,000
Series 2014,
0.185% 10/01/14 (c)	2,935,000	2,935,000
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.090% 08/01/29 (04/07/14) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.050% 06/01/39 (03/05/14) (a)(b)	1,795,000	1,795,000
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.050% 12/01/36 (03/05/14) (a)(b)	6,500,000	6,500,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.060% 11/01/22 (03/05/14) (a)(b)	1,340,000	1,340,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.100% 02/15/20 (03/05/14) (a)(b)	2,100,000	2,100,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.090% 06/01/29 (03/06/14) (a)(b)	5,000,000	5,000,000
Economic Development Growth Enterprises,
Series 2001, AMT, LOC: Bank of New York 0.080% 06/01/26 (03/06/14) (a)(b)	2,185,000	2,185,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.040% 12/01/30 (03/06/14) (a)(b)	3,300,000	3,300,000
NY RIB Floater Trust Various States
New York City Municipal Water Finance Authority
Series 2013, LIQ FAC: Barclays Bank PLC 0.040% 06/15/44 (03/06/14) (a)(b)(d)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
Series 2007,
LOC: M&T Bank 0.060% 07/01/32 (03/06/14) (a)(b)	9,705,000	9,705,000
NY Rockville Centre Union Free School District
Series 2013,
Insured: State Aid Withholding 1.000% 06/26/14	7,500,000	7,519,279
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.040% 12/01/32 (03/06/14) (a)(b)	10,680,000	10,680,000
NY Seneca Falls Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 07/23/14	9,345,000	9,365,167
NY State Dormitory Authority
Northern Westchester Hospital,
Series 2009, LOC: TD Bank N.A. 0.030% 11/01/34 (03/06/14) (a)(b)	2,830,000	2,830,000
NY Town of Southampton
Series 2013,
2.000% 09/01/14	1,000,000	1,008,702
NY Town of Webster
Series 2013,
1.000% 10/01/14	5,038,700	5,058,399
NY Town of West Seneca
Series 2014,
1.000% 08/01/14	2,500,000	2,507,026

	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2000,
SPA: Lloyds TSB Bank PLC 0.200% 01/01/19 (03/05/14) (a)(b)	9,270,000	9,270,000
Series 2005 B-2A,
Insured: Government of Authority, LOC: California Public Employees Retirement System 0.030% 01/01/32 (03/03/14) (a)(b)	5,790,000	5,790,000
NY Wells Fargo Stage Trust
NY Triborough Bridge & Tunnel Authority
Series 2008, Insured: Government of Authority LIQ FAC: Wells Fargo & Company 0.070% 11/15/37 (03/06/14) (a)(b)(d)	6,110,000	6,110,000
NY Westchester County Industrial Development Agency
Community Housing Innovations,
Series 2001, LOC: M&T Bank 0.120% 08/01/26 (03/06/14) (a)(b)	3,200,000	3,200,000
New York Total		232,232,934
Puerto Rico – 13.5%
PR Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.050% 08/01/54 (03/06/14) (a)(b)(d)	4,248,000	4,248,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.140% 09/01/15 (03/06/14) (a)(b)(d)	10,500,000	10,500,000
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.130% 09/30/14 (03/06/14) (a)(b)(d)	26,200,000	26,200,000
Puerto Rico Total		40,948,000

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utah – 0.4%
UT Park City
Ctr of Excellence Pptys,
Series 2007, LOC: Wells Fargo Bank N.A. 0.040% 04/01/27 (03/06/14) (a)(b)	1,100,000	1,100,000
Utah Total		1,100,000
Total Municipal Bonds (cost of $283,280,934)		283,280,934
Closed-End Investment Companies – 10.2%
New York – 10.2%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.090% 08/01/40 (03/06/14) (a)(b)(d)	16,800,000	16,800,000
0.090% 12/01/40 (03/06/14) (a)(b)(d)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.120% 03/01/40 (03/06/14) (a)(b)(d)	12,200,000	12,200,000
New York Total		31,000,000
Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000
Total Investments – 103.8% (cost of $314,280,934) (e)		314,280,934
Other Assets & Liabilities, Net – (3.8)%		(11,444,099)
Net Assets – 100.0%		302,836,835

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  Security purchased on a delayed delivery basis.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $92,038,000 or 30.4% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $314,280,934.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$283,280,934	$—	$283,280,934
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$314,280,934	$—	$314,280,934

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	93.6
Closed-End Investment Companies	10.2
103.8
Other Assets & Liabilities, Net	(3.8)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DRIVERs	Derivative Inverse Tax-Exempt Receipts
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	314,280,934
	Cash	15,817
	Receivable for:
	Interest	319,842
	Expense reimbursement due from investment advisor	18,700
	Trustees' deferred compensation plan	404
	Prepaid expenses	8,917
	Total Assets	314,644,614
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	11,695,986
	Distributions	23
	Investment advisory fee	17,927
	Administration fee	2,762
	Pricing and bookkeeping fees	8,495
	Transfer agent fee	4,376
	Trustees' fees	6,687
	Custody fee	2,275
	Chief compliance officer expenses	1,242
	Trustees' deferred compensation plan	404
	Other liabilities	67,602
	Total Liabilities	11,807,779
	Net Assets	302,836,835
Net Assets Consist of	Paid-in capital	302,799,979
	Undistributed net investment income	23,282
	Accumulated net realized gain	13,574
	Net Assets	302,836,835

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
February 28, 2014 (Unaudited)

Capital Class Shares	Net assets	$75,220,792
	Shares outstanding	75,200,728
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$477,109
	Shares outstanding	476,983
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,144,545
	Shares outstanding	1,144,242
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$225,994,389
	Shares outstanding	225,934,079
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	218,542
Expenses	Investment advisory fee	225,991
	Administration fee	109,062
	Distribution fee:
	Investor Class Shares	629
	Service fee:
	Investor Class Shares	1,572
	Shareholder administration fee:
	Institutional Class Shares	95
	Trust Class Shares	107,343
	Transfer agent fee	2,860
	Pricing and bookkeeping fees	43,847
	Trustees' fees	13,796
	Custody fee	4,235
	Chief compliance officer expenses	3,841
	Other expenses	111,698
	Total Expenses	624,969
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(296,829)
	Fees waived by distributor:
	Institutional Class Shares	(95)
	Investor Class Shares	(2,200)
	Trust Class Shares	(107,303)
	Net Expenses	218,542
	Net Investment Income	—
	Net Increase Resulting from Operations	—

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	—	23,307
	Net realized gain on investments	—	13,574
	Net increase resulting from operations	—	36,881
Distributions to Shareholders	From net investment income:
	Capital Class Shares	—	(33,087)
	Institutional Class Shares	—	(88)
	Investor Class Shares	—	(125)
	Trust Class Shares	—	(23,382)
	Total distributions to shareholders	—	(56,682)
	Net Capital Stock Transactions	(8,728,350)	(50,953,374)
	Total decrease in net assets	(8,728,350)	(50,973,175)
Net Assets	Beginning of period	311,565,185	362,538,360
	End of period	302,836,835	311,565,185
	Undistributed net investment income at end of period	23,282	23,282

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	60,563,857	60,563,857	228,167,446	228,167,446
Distributions reinvested	—	—	1	1
Redemptions	(81,631,144)	(81,631,144)	(233,026,009)	(233,026,008)
Net decrease	(21,067,287)	(21,067,287)	(4,858,562)	(4,858,561)
Institutional Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	—	—	88	88
Net increase	—	—	10,088	10,088
Investor Class Shares
Subscriptions	1,160,804	1,160,804	7,780,253	7,780,253
Distributions reinvested	—	—	17	17
Redemptions	(1,463,700)	(1,463,700)	(7,995,922)	(7,995,922)
Net decrease	(302,896)	(302,896)	(215,652)	(215,652)
Trust Class Shares
Subscriptions	182,982,897	182,982,897	378,728,778	378,728,778
Distributions reinvested	—	—	242	242
Redemptions	(170,341,064)	(170,341,064)	(424,618,269)	(424,618,269)
Net increase (decrease)	12,641,833	12,641,833	(45,889,249)	(45,889,249)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	0.001		0.001		0.0012		0.0104
Net realized gain on investments	—		—	(e)	—	(e)	—		—		—
Total from Investment Operations	—		—	(e)	0.001		0.001		0.0012		0.0104
Less Distributions to Shareholders:
From net investment income	—		—	(e)	(0.001)		(0.001)		(0.0012)		(0.0104)
From net realized gains	—		—		—	(e)	—		—		—
Total Distributions to Shareholders	—		—	(e)	(0.001)		(0.001)		(0.0012)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.03%		0.12%		0.14%		0.12%		1.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.15	%(i)	0.18	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.24	%(j)
Waiver/Reimbursement	0.20	%(i)	0.15%		0.13%		0.15%		0.09%		0.07%
Net investment income	—		0.02	%(j)	0.06	%(j)	0.14	%(j)	0.11	%(j)	1.15	%(j)
Net assets, end of period (000s)	$75,221		$96,293		$101,154		$85,820		$123,141		$133,680

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.0008		0.0100
Net realized gain on investments	—		—	(d)	—	(d)	—		—		—
Total from Investment Operations	—		—	(d)	0.001		0.001		0.0008		0.0100
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		(0.001)		(0.0008)		(0.0100)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—		—	(d)	(0.001)		(0.001)		(0.0008)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.02%		0.08%		0.10%		0.08%		1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.15	%(h)	0.20	%(i)	0.24	%(i)	0.24	%(i)	0.24	%(i)	0.28	%(i)
Waiver/Reimbursement	0.24	%(h)	0.18%		0.13%		0.15%		0.09%		0.07%
Net investment income	—		0.01	%(i)	0.03	%(i)	0.09	%(i)	0.07	%(i)	1.03	%(i)
Net assets, end of period (000s)	$477		$477		$467		$881		$95,095		$119,388

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		0.0065
Net realized gain on investments	—		—	(e)	—	(e)	—		—		—
Total from Investment Operations	—		—	(e)	—	(e)	—		—		0.0065
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(e)	—		—		(0.0065)
From net realized gains	—		—		—	(e)	—		—		—
Total Distributions to Shareholders	—		—	(e)	—	(e)	—		—		(0.0065)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.05%		0.00%		0.00%		0.65%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.15	%(i)	0.21	%(j)	0.26	%(j)	0.31	%(j)	0.32	%(j)	0.65	%(j)
Waiver/Reimbursement	0.55	%(i)	0.48%		0.42%		0.49%		0.42%		0.11%
Net investment income	—		—	(j)	—	(j)	—	(j)	—	(j)	0.72	%(j)
Net assets, end of period (000s)	$1,145		$1,448		$1,663		$365		$21,052		$34,694

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		0.001		—	(d)	0.0003		0.0094
Net realized gain on investments	—		—	(d)	—	(d)	—		—		—
Total from Investment Operations	—		—	(d)	0.001		—	(d)	0.0003		0.0094
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.001)		—	(d)	(0.0003)		(0.0094)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—		—	(d)	(0.001)		—	(d)	(0.0003)		(0.0094)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.01%		0.05%		0.05%		0.03%		0.95%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.14	%(h)(i)	0.21	%(j)	0.26	%(j)	0.29	%(j)	0.29	%(j)	0.34	%(j)
Waiver/Reimbursement	0.30	%(h)	0.23%		0.17%		0.16%		0.10%		0.07%
Net investment income	—		—	(j)	—	%(j)(k)	0.05	%(j)	0.03	%(j)	0.93	%(j)
Net assets, end of period (000s)	$225,994		$213,347		$259,254		$294,169		$391,472		$645,197

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

BofA New York Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from

Tax-Exempt Income	$50,153
Ordinary Income*	6,529

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

16

BofA New York Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

17

BofA New York Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

18

BofA New York Tax-Exempt Reserves, February 28, 2014 (Unaudited)

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$460,655	$547,553	$671,629	$1,679,837	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR

Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

19

BofA New York Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

20

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

21

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. The Board noted that BofA New York Tax-Exempt Reserves' total expense ratio, Actual Management Fee Rate and Contractual Management Fee Rate were each at or below the median range of its Peer Group.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

22

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

23

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

25

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-NYTE-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	35
Board Consideration and Re-Approval of Investment Advisory Agreement	41
Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds – 97.9%
	Par ($)	Value ($)
Alabama – 0.1%
AL Special Care Facilities Financing Authority
Altapointe Health Systems,
Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.190% 07/01/21 (03/07/14) (a)(b)	2,150,000	2,150,000
Alabama Total		2,150,000
Arizona – 0.5%
AZ Deutsche Bank Spears/Lifers Trust
Dignity Health Obligated Group,
Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.080% 03/01/29 (03/06/14) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 A, LOC: JPMorgan Chase Bank 0.090% 10/01/30 (03/06/14) (a)(b)	6,060,000	6,060,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.190% 12/01/21 (03/06/14) (a)(b)	1,390,000	1,390,000
Arizona Total		19,695,000
Arkansas – 0.4%
AR Fort Smith
Mitsubishi Power System of America,
Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.060% 10/01/40 (03/06/14) (a)(b)	5,930,000	5,930,000
AR Pulaski County Health Facilities Board
Catholic Health Initiatives,
Series 2000 B, LIQ FAC: JPMorganChase Bank 0.140% 12/01/28 (03/05/14) (a)(b)	12,900,000	12,900,000
Arkansas Total		18,830,000

	Par ($)	Value ($)
California – 5.5%
CA Deutsche Bank Spears/Lifers Trust
California State Health Facility - Dignity Health,
Series 2012-1083, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.090% 03/01/28 (03/06/14) (a)(b)(c)	13,000,000	13,000,000
Golden State Tobacco Securitization Corp.,
Series 2012-1103, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.080% 06/01/35 (03/06/14) (a)(b)(c)	10,740,000	10,740,000
Los Angeles County Housing Authority,
Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.100% 10/01/31 (03/06/14) (a)(b)(c)	9,595,000	9,595,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.040% 10/01/37 (03/06/14) (b)(d)	5,900,000	5,900,000
Series 2011 A-2,
0.040% 10/01/37 (03/03/14) (b)(d)	11,680,000	11,680,000
CA Los Angeles County, Capital Asset Leasing Corp.
Series A1,
LOC: JPMorgan Chase Bank 0.080% 05/07/14	10,275,000	10,275,000
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.050% 07/01/36 (03/06/14) (b)(d)	13,000,000	13,000,000
Series 2011 A-3,
0.050% 07/01/36 (03/06/14) (b)(d)	20,000,000	20,000,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.030% 10/01/15 (03/06/14) (a)(b)(c)	19,000,000	19,000,000
CA San Jose Redevelopment Agency
Series 1996 B,
LOC: JPMorgan Chase Bank 0.150% 05/16/14	6,000,000	6,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Statewide Communities Development Authority
Kaiser Permanente:
Series 2009 B-1, 0.190% 03/12/14	7,100,000	7,100,000
Series 2009 B-4, 0.210% 05/02/14	20,900,000	20,900,000
Series K, 0.200% 04/08/14	8,500,000	8,500,000
Series 09-D 0.180% 08/12/14	15,000,000	15,000,000
Series K, 0.200% 06/05/14	7,000,000	7,000,000
CA State
Revenue Anticipation Notes,
Series 2013 A2, 2.000% 06/23/14	41,150,000	41,377,238
Series 2013 A1,
2.000% 05/28/14	14,400,000	14,464,227
California Total		233,531,465
Colorado – 1.8%
CO Clipper Tax-Exempt Certificate Trust
Colorado Springs CO Utilities Revenue
Series 2012 5A, LIQ FAC: State Street Bank & Trust Co. 0.030% 11/15/30 (03/06/14) (a)(b)(c)	9,810,000	9,810,000
CO Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 0.040% 07/01/21 (03/06/14) (a)(b)	1,800,000	1,800,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc.,
National Jewish Federation, Series 2006 B-4, LOC: TD Bank N.A.: 0.030% 12/01/35 (03/03/14) (a)(b)	7,525,000	7,525,000
JFMC Facilities Corp.,
Series 2009 C-7, LOC: U.S. Bank N.A. 0.030% 03/01/39 (03/03/14) (a)(b)	9,455,000	9,455,000

	Par ($)	Value ($)
National Jewish Federation:
Series 2007 C-4, LOC: U.S. Bank N.A. 0.030% 06/01/37 (03/03/14) (a)(b)	9,300,000	9,300,000
Series 2011 F2, LOC: Northern Trust Co. 0.030% 07/01/41 (03/03/14) (a)(b)	7,540,000	7,540,000
CO Fitzsimons Redevelopment Authority
University Physicians Inc,
Series 2002, LOC: U.S. Bank N.A. 0.030% 01/01/25 (03/06/14) (a)(b)	10,620,000	10,620,000
CO Health Facilities Authority
Catholic Health Initiatives,
Series 2004 B-6, SPA: JPMorgan Chase Bank 0.150% 03/01/44 (03/05/14) (a)(b)	13,400,000	13,400,000
Crossroads at Delta,
Series 2004 A, LOC: U.S. Bank N.A. 0.030% 11/01/28 (03/06/14) (a)(b)	3,800,000	3,800,000
CO Jefferson County
Rocky Mountain Butterfly Consortium,
Series 1998, LOC: Wells Fargo Bank N.A. 0.140% 06/01/28 (03/06/14) (a)(b)	1,335,000	1,335,000
Colorado Total		74,585,000
Connecticut – 1.9%
CT Branford
Series 2013,
1.000% 08/14/14	2,000,000	2,007,260
CT Enfield
Series 2013,
1.000% 08/12/14	9,300,000	9,332,096
CT Fairfield
Series 2013
2.000% 01/01/15	1,710,000	1,735,706

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Greenwich
Series 2014
2.000% 01/15/15	5,640,000	5,731,302
CT Health & Educational Facilities Authority
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.030% 07/01/34 (03/05/14) (a)(b)	1,900,000	1,900,000
Westover School,
Series 2007 B, LOC: TD Bank N.A. 0.030% 07/01/30 (03/06/14) (a)(b)	1,130,000	1,130,000
CT Housing Finance Authority
Series 2011 C1,
SPA: Barclays Bank PLC 0.030% 05/15/35 (03/06/14) (a)(b)	405,000	405,000
CT Manchester
Series 2013,
1.500% 07/03/14	8,300,000	8,336,292
CT Oxford
Series 2013,
0.750% 07/24/14	5,677,000	5,689,144
CT Ridgefield
Series 2013
1.000% 12/16/14	5,000,000	5,032,875
CT Shelton
Series 2013,
1.000% 08/01/14	4,690,000	4,705,492
CT South Windsor
Series 2014:
1.000% 02/10/15	11,700,000	11,792,975
1.000% 02/18/15	6,320,000	6,371,998
CT Special Tax Revenue
Series 2013,
LIQ FAC: Citibank N.A. 0.030% 01/01/21 (03/06/14) (a)(b)(c)	8,000,000	8,000,000
CT Waterford
Series 2013,
0.750% 03/17/14	10,000,000	10,002,492
Connecticut Total		82,172,632

	Par ($)	Value ($)
Delaware – 1.0%
DE BB&T Municipal Trust
Series 2008-1007,
LOC: Branch Banking & Trust 0.130% 04/10/22 (03/06/14) (a)(b)(c)	18,140,000	18,140,000
Series 2008-1033,
LOC: Branch Banking & Trust 0.130% 06/01/24 (03/06/14) (a)(b)	6,650,000	6,650,000
DE New Castle County
CHF-Delaware LLC,
University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.050% 08/01/31 (03/06/14) (a)(b)	16,355,000	16,355,000
Delaware Total		41,145,000
District of Columbia – 1.6%
DC District of Columbia
Series 2013 A,
0.070% 12/01/14 (03/06/14) (b)(d)	22,800,000	22,800,000
DC JPMorgan Chase PUTTERs/DRIVERs Trust
Series 2013,
LOC: JPMorgan Chase Bank N.A. 0.100% 11/19/14 (03/06/14) (a)(b)(c)	40,000,000	40,000,000
DC RIB Floater Trust
District of Columbia Income Tax Secured Revenue
Series 2013, LIQ FAC: Barclays Bank PLC 0.050% 12/01/35 (03/06/14) (a)(b)(c)	4,200,000	4,200,000
District of Columbia Total		67,000,000
Florida – 3.6%
FL Broward County Health Facilities Authority
Henderson Mental Health Center,
Series 2004, LOC: Northern Trust Co. 0.050% 07/01/29 (03/05/14) (a)(b)	1,200,000	1,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue,
Series 2008-579, GTY AGMT: Deutsche Bank AG 0.090% 10/01/24 (03/06/14) (a)(b)(c)	5,215,000	5,215,000
FL Eclipse Funding Trust
Miami-Dade County School Board,
Series 2007, LOC: U.S. Bank N.A. 0.030% 05/01/32 (03/06/14) (a)(b)(c)	4,480,000	4,480,000
Volusia County School Board
Series 2007, LOC: U.S. Bank N.A. 0.030% 08/01/32 (03/06/14) (a)(b)(c)	14,595,000	14,595,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc.,
Series 2010, LOC: Branch Banking & Trust 0.030% 09/01/20 (03/06/14) (a)(b)	2,875,000	2,875,000
FL Lakeland
Florida Southern College,
Series 2012 B, LOC: TD Bank N.A. 0.030% 09/01/24 (03/06/14) (a)(b)	9,005,000	9,005,000
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2008-2710, GTY AGMT: Wells Fargo Co., LIQ FAC: Wells Fargo Co. 0.050% 04/01/38 (03/06/14) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Expressway Authority
Series 2004 B,
Pre-refunded 07/01/14, 5.000% 07/01/33	10,000,000	10,159,349
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Co. 0.050% 04/01/32 (03/05/14) (a)(b)	5,695,000	5,695,000

	Par ($)	Value ($)
FL Orlando-Orange County Expressway Authority
Series 2008 B-1,
LOC: Bank of Montreal 0.030% 07/01/40 (03/06/14) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
Pine Crest Prep School,
Series 2012 B, LOC: TD Bank N.A. 0.030% 06/01/38 (03/06/14) (a)(b)	33,850,000	33,850,000
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Co. 0.050% 05/01/31 (03/05/14) (a)(b)	7,150,000	7,150,000
FL Sunshine Governmental Financing Commission
SPA: JPMorgan Chase Bank:
0.130% 04/09/14	12,000,000	12,000,000
0.130% 08/22/14	11,400,000	11,400,000
Florida Total		153,469,349
Georgia – 2.0%
GA BB&T Municipal Trust
Series 2008-1014,
LOC: Branch Banking & Trust 0.130% 09/01/23 (03/06/14) (a)(b)(c)	15,435,000	15,435,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State,
Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.030% 03/01/18 (03/06/14) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
The Weber School,
Series 2006, LOC: Branch Banking & Trust 0.030% 12/01/30 (03/06/14) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
Series 2010 A,
SPA: Royal Bank of Canada 0.030% 08/01/40 (03/06/14) (a)(b)	11,630,000	11,630,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Municipal Electric Authority
Series 2008 B,
LOC: Bank of Tokyo-Mitsubishi 0.030% 01/01/48 (03/05/14) (a)(b)	43,100,000	43,100,000
Georgia Total		83,350,000
Illinois – 6.6%
IL Chicago Heights
Chicago Heights Fitness,
Series 2002 A, LOC: JPMorgan Chase Bank 0.140% 03/01/17 (03/06/14) (a)(b)	830,000	830,000
IL Clipper Tax-Exempt Certificate Trust
Series 2013-2A,
LIQ FAC: State Street Bank & Trust Co. 0.040% 11/15/25 (03/06/14) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois Board of Education:
Series 2007-306, GTY AGMT: Deutsche Bank AG 0.100% 12/01/25 (03/06/14) (a)(b)(c)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.050% 12/01/31 (03/06/14) (a)(b)(c)	8,820,000	8,820,000
Kane, Cook & Du Page Counties School District No. 46,
Series 2007-425, GTY AGMT: Deutsche Bank AG 0.090% 01/01/23 (03/06/14) (a)(b)(c)	11,525,000	11,525,000
McHenry County Community Unit School
District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.090% 01/15/26 (03/06/14) (a)(b)(c)	27,065,000	27,065,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.090% 04/01/21 (03/06/14) (a)(b)	4,000,000	4,000,000

	Par ($)	Value ($)
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 0.040% 08/01/26 (03/07/14) (a)(b)	18,017,000	18,017,000
IL Finance Authority
Advocate Healthcare Network,
Series 2003 C, 0.210% 11/15/22 (04/25/14) (b)(d)	6,765,000	6,765,000
Elmhurst College:
Series 2003, LOC: BMO Harris N.A. 0.030% 03/01/33 (03/06/14) (a)(b)	9,450,000	9,450,000
Series 2007, LOC: BMO Harris N.A. 0.030% 02/01/42 (03/06/14) (a)(b)	12,500,000	12,500,000
Francis W. Parker School,
Series 1999, LOC: BMO Harris N.A., LOC: Northern Trust Co.: 0.040% 04/01/29 (03/05/14) (a)(b)	4,100,000	4,100,000
IV Healthcorp, Inc.,
Series 2009, LOC: BMO Harris N.A. 0.050% 12/01/39 (03/06/14) (a)(b)	21,560,000	21,560,000
Lake Forest Academy,
Series 2000, LOC: Northern Trust Co. 0.040% 12/01/24 (03/05/14) (a)(b)	6,000,000	6,000,000
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Co. 0.050% 08/01/33 (03/05/14) (a)(b)	6,100,000	6,100,000
Search Development Center,
Series 2007, LOC: JPMorgan Chase Bank 0.080% 12/01/37 (03/06/14) (a)(b)	9,965,000	9,965,000
Steppenwolf Theatre Co.,
Series 2013, LOC: Northern Trust Co. 0.030% 03/01/43 (03/06/14) (a)(b)	5,675,000	5,675,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
University of Chicago,
Series 2001 B3, 0.230% 07/01/36 (03/13/14) (a)(b)	7,200,000	7,200,000
YMCA of Chicago,
Series 2004 LOC: Harris Trust & Svgs Bk 0.040% 06/01/34 (03/05/14) (a)(b)	200,000	200,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.120% 08/01/38 (03/06/14) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
Series 2008 A-1A,
SPA: JPMorgan Chase Bank 0.050% 01/01/31 (03/06/14) (a)(b)	78,100,000	78,100,000
IL Village of Brookfield
Chicago Zoological Society,
Series 2008, LOC: Northern Trust Co. 0.050% 06/01/38 (03/05/14) (a)(b)	22,640,000	22,640,000
Illinois Total		280,442,000
Indiana – 3.4%
IN Crawfordsville Industrial Development Authority
Acuity Brands,
National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.140% 06/01/21 (03/06/14) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp.,
Series 2008-683, GTY AGMT: Deutsche Bank AG 0.050% 01/15/20 (03/06/14) (a)(b)(c)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority,
Series 2008-573, GTY AGMT: Deutsche Bank AG 0.090% 07/15/18 (03/06/14) (a)(b)(c)	6,995,000	6,995,000

	Par ($)	Value ($)
IN Development Finance Authority
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.060% 01/01/27 (03/06/14) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.190% 07/01/17 (03/06/14) (a)(b)	790,000	790,000
IN Finance Authority
ArcelorMittal,
Ispat Inland, Inc., Series 2005, LOC: Rabobank Nederland: 0.050% 06/01/35 (03/05/14) (a)(b)	25,480,000	25,480,000
Community Health Network Oblg Group,
Series 2009 A LOC: Wells Fargo Bank N.A. 0.030% 07/01/39 (03/06/14) (a)(b)	6,000,000	6,000,000
Goodwill Industries,
Series 2006, LOC: JPMorgan Chase Bank 0.090% 12/01/36 (03/06/14) (a)(b)	7,800,000	7,800,000
Lutheran Child & Family Services,
Series 2005, LOC: PNC Bank N.A. 0.060% 11/01/27 (03/06/14) (a)(b)	4,265,000	4,265,000
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center,
Series 2001, LOC: Wells Fargo Bank N.A. 0.140% 02/01/31 (03/06/14) (a)(b)	2,030,000	2,030,000
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank N.A. 0.030% 11/01/32 (03/06/14) (a)(b)	21,115,000	21,115,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.140% 04/01/20 (03/06/14) (a)(b)	1,290,000	1,290,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Health Facility Financing Authority
Community Hospital,
Series 2000 A, LOC: Wells Fargo Bank N.A. 0.030% 07/01/28 (03/06/14) (a)(b)	7,000,000	7,000,000
IN Lawrenceburg
Indiana Michigan Power Co.,
Series 2008 H, LOC: Bank of Nova Scotia 0.030% 11/01/21 (03/06/14) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue,
Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.080% 06/01/29 (03/06/14) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
Series 2013 E,
LIQ FAC: Royal Bank of Canada 0.030% 12/01/14 (03/06/14) (a)(b)(c)	20,900,000	20,900,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank N.A. 0.060% 08/01/20 (03/06/14) (a)(b)	9,315,000	9,315,000
Indiana Total		145,040,000
Iowa – 0.2%
IA Higher Education Loan Authority
Des Moines University Osteopath:
Series 2003, LOC: U.S. Bank N.A. 0.040% 10/01/33 (03/03/14) (a)(b)	4,695,000	4,695,000
Series 2004, LOC: U.S. Bank N.A. 0.040% 10/01/24 (03/03/14) (a)(b)	4,400,000	4,400,000

	Par ($)	Value ($)
IA Woodbury County
June E. Nylan Cancer Center,
Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.140% 12/01/14 (03/06/14) (a)(b)	475,000	475,000
Iowa Total		9,570,000
Kansas – 1.3%
KS Wyandotte County-Kansas City Unified Government
Series 2013 I,
0.240% 03/01/14	9,575,000	9,575,000
Series 2013 III,
0.220% 03/01/14	9,310,000	9,310,000
Series 2014 I,
0.180% 03/01/15	33,190,000	33,193,301
Series 2014
0.180% 03/01/15	5,005,000	5,005,498
Kansas Total		57,083,799
Kentucky – 1.1%
KY Economic Development Finance Authority
Baptist Healthcare System,
Series 2009 B4 LOC: Branch Banking & Trust 0.050% 08/15/38 (03/06/14) (a)(b)	29,255,000	29,255,000
KY Louisville/Jefferson County Metropolitan Government
Norton Healthcare Oblig.,
Series 2013, LOC: PNC Bank N.A. 0.030% 10/01/43 (03/05/14) (a)(b)	8,000,000	8,000,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.040% 06/01/34 (03/07/14) (a)(b)	9,910,500	9,910,500
Kentucky Total		47,165,500

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Louisiana – 0.7%
LA Bank of New York Municipal Certificates Trust
Louisiana State Public Facility Authority
Tulane University Series 2007, LOC: Bank of New York 0.280% 02/15/36 (05/15/14) (a)(b)	12,395,000	12,395,000
LA Public Facilities Authority
Baton Rouge General Medical,
Series 2004, Pre-refunded 07/01/14, 5.250% 07/01/33	18,000,000	18,281,935
Louisiana Total		30,676,935
Maine – 0.2%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority,
Series 2007, LOC: U.S. Bank N.A. 0.030% 07/01/37 (03/06/14) (a)(b)(c)	9,825,000	9,825,000
Maine Total		9,825,000
Maryland – 0.9%
MD Baltimore County Economic Development Authority
Blue Circle, Inc.,
Series 1992, LOC: BNP Paribas 0.500% 12/01/17 (03/05/14) (a)(b)	4,400,000	4,400,000
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.030% 07/01/24 (03/06/14) (a)(b)	2,575,000	2,575,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.030% 10/01/33 (03/06/14) (a)(b)	3,850,000	3,850,000
MD Health & Higher Educational Facilities Authority
Johns Hopkins University,
Series 2004 A, Pre-refunded 07/01/14, 5.000% 07/01/38	5,050,000	5,129,510

	Par ($)	Value ($)
MD Montgomery County Housing Opportunities Commission
Series 2011 A,
Insured: GNMA/FNMA/FHLMC, LOC: TD Bank N.A. 0.050% 01/01/49 (03/06/14) (a)(b)	7,405,000	7,405,000
MD Prince George's County
Series 2007-2128,
GTY AGMT: Wells Fargo Bank N.A. 0.030% 07/01/34 (03/06/14) (a)(b)(c)	13,710,000	13,710,000
Maryland Total		37,069,510
Massachusetts – 0.4%
MA Commonwealth
Series 2001
5.500% 11/01/14	1,000,000	1,035,873
MA Concord
Series 2013,
1.000% 06/16/14	1,800,000	1,804,032
MA Department of Transportation
Contract Assistance-A7:
Series 2010, SPA: JPMorgan Chase Bank 0.040% 01/01/29 (03/05/14) (a)(b)	2,800,000	2,800,000
MA Development Finance Agency
Tabor Academy,
Series 2007 A, LOC: FHLB, 0.040% 12/01/36 (03/05/14) (a)(b)	1,000,000	1,000,000
MA Easton
Series 2013
1.000% 08/22/14	1,000,000	1,003,428
MA North Attleborough
Series 2013,
1.000% 05/22/14	3,062,256	3,067,285
MA Norton
Series 2013,
1.000% 05/21/14	5,300,000	5,309,585
MA Plymouth
Series 2013,
3.000% 05/01/14	1,544,000	1,551,134

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA University of Massachusetts Building Authority
Series 2011 1,
SPA: Wells Fargo Bank N.A. 0.020% 11/01/34 (03/05/14) (a)(b)	1,535,000	1,535,000
Massachusetts Total		19,106,337
Michigan – 2.3%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal,
Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/01/14) (a)(b)(c)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority,
Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.080% 12/01/31 (03/06/14) (a)(b)(c)	2,655,000	2,655,000
MI L'Anse Creuse Public Schools
School Building & Site-RMKT,
Series 2008, SPA: JPMorgan Chase Bank 0.040% 05/01/35 (03/03/14) (a)(b)	15,500,000	15,500,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles:
Series 2003, SPA: JPMorgan Chase Bank 0.080% 01/01/32 (03/06/14) (a)(b)	31,725,000	31,725,000
Series 2006, SPA: JPMorgan Chase Bank 0.080% 01/01/35 (03/06/14) (a)(b)	30,675,000	30,675,000
Michigan Total		98,929,500
Minnesota – 0.9%
MN Bemidji Independent School District No 31
Series 2013 A,
Minnesota School District Credit Enhancement Program, 3.000% 04/01/14	1,000,000	1,002,417

	Par ($)	Value ($)
MN Holdingford Independent School District No 738
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/11/14	3,000,000	3,015,094
MN Litchfield Independent School District No 465
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/25/14	2,700,000	2,714,541
MN Metropolitan Council
Series 2012 E
5.000% 09/01/14	5,650,000	5,787,445
MN Minneapolis Special School District No 1
Series 2013 D
Minnesota School District Credit Enhancement Program 5.000% 02/01/15	4,270,000	4,459,424
MN New London-Spicer Independent School District No 345
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/22/14	3,000,000	3,015,918
MN New York Mills Independent School District No 553
Series 2013,
Minnesota School District Credit Enhancement Program, 1.250% 09/24/14	1,115,000	1,120,670
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
Series 1996 A,
Minnesota School District Credit Enhancement Program, 04/01/14 (e)	1,960,000	1,959,468
MN State
Series 2010 D
5.000% 08/01/14	14,000,000	14,287,050
Minnesota Total		37,362,027
Missouri – 2.9%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp.,
Series 2008-536, GTY AGMT: Deutsche Bank AG 0.050% 04/15/19 (03/06/14) (a)(b)(c)	9,300,000	9,300,000
See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Development Finance Board
The Nelson Gallery Foundation:
Series 2004 A, SPA: Northern Trust Company 0.030% 12/01/33 (03/03/14) (a)(b)	13,790,000	13,790,000
Series 2008 A, SPA: Northern Trust Company 0.030% 12/01/37 (03/03/14) (a)(b)	44,600,000	44,600,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2008 C-5, 0.020% 11/15/26 (03/05/14) (b)(d)	10,500,000	10,500,000
MO Kansas City
H. Roe Battle Convention Center,
Series 2008 E, LOC: Sumitomo Mitsui Banking 0.040% 04/15/34 (03/05/14) (a)(b)	14,025,000	14,025,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.030% 11/01/32 (03/06/14) (a)(b)	2,675,000	2,675,000
MO St. Louis Airport
Series 2005,
GTY AGMT: Deutsche Bank AG 0.050% 07/01/31 (03/06/14) (a)(b)(c)	27,870,000	27,870,000
Missouri Total		122,760,000
Montana – 0.8%
MT Board of Investments
Series 2004,
0.220% 03/01/29 (f)	22,400,000	22,400,000
Series 2013,
0.220% 03/01/38 (f)	12,180,000	12,180,000
Montana Total		34,580,000
Nebraska – 2.0%
NE Central Plains Energy Project
Series 2009 2,
SPA: Royal Bank of Canada 0.030% 08/01/39 (03/06/14) (a)(b)	40,345,000	40,345,000

	Par ($)	Value ($)
NE Nuckolls County
Agrex, Inc.,
Series 1985, LOC: JPMorgan Chase Bank 0.090% 02/01/15 (03/05/14) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
0.080% 03/18/14	8,900,000	8,900,000
0.100% 04/02/14	15,000,000	15,000,000
0.100% 04/09/14	3,500,000	3,500,000
0.130% 03/11/14	12,430,000	12,430,000
Nebraska Total		85,275,000
Nevada – 2.1%
NV Deutsche Bank Spears/Lifers Trust
Clark County School District,
Series 2008-684, GTY AGMT: Deutsche Bank AG 0.050% 06/15/24 (03/06/14) (a)(b)(c)	9,755,000	9,755,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of New York 0.040% 06/01/42 (03/03/14) (a)(b)	78,945,000	78,945,000
Nevada Total		88,700,000
New Hampshire – 2.3%
NH Business Finance Authority
Taylor Home:
Series 2005 A, LOC: TD Bank N.A. 0.030% 05/01/35 (03/06/14) (a)(b)	10,695,000	10,695,000
Series 2005 B, LOC: TD Bank N.A. 0.030% 05/01/35 (03/06/14) (a)(b)	11,735,000	11,735,000
NH Health & Education Facilities Authority
Tilton School,
Series 2006, LOC: TD Bank N.A. 0.030% 02/01/36 (03/06/14) (a)(b)	15,025,000	15,025,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
University System of New Hampshire:
Series 2005 A2, SPA: U.S. Bank N.A. 0.040% 07/01/35 (03/03/14) (a)(b)	12,300,000	12,300,000
Series 2005 B-1, SPA: Wells Fargo Bank N.A. 0.040% 07/01/33 (03/03/14) (a)(b)	17,000,000	17,000,000
Series 2005 B SPA: Wells Fargo Bank N.A. 0.040% 07/01/33 (03/03/14) (a)(b)	31,380,000	31,380,000
New Hampshire Total		98,135,000
New Jersey – 3.1%
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority:
Series 2007-317, LIQ FAC: Deutsche Bank AG 0.260% 12/15/33 (04/24/14) (a)(b)(c)	31,030,000	31,030,000
Series 2007-452, GTY AGMT: Deutsche Bank AG 0.110% 12/15/33 (03/06/14) (a)(b)(c)	20,780,000	20,780,000
NJ Monmouth County Improvement Authority
Series 2013,
2.000% 12/04/14	6,500,000	6,588,911
NJ North Bergen
Series 2013,
1.000% 04/02/14	14,110,250	14,118,625
NJ Readington
Series 2014,
1.000% 01/29/15	17,950,000	18,074,518
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.080% 07/03/17 (03/06/14) (a)(b)(c)	23,650,000	23,650,000
NJ Sussex County
Series 2013,
1.000% 06/27/14	19,000,000	19,049,028
New Jersey Total		133,291,082

	Par ($)	Value ($)
New Mexico – 1.8%
NM Municipal Energy Acquisition Authority
Series 2009,
SPA: Royal Bank of Canada 0.030% 11/01/39 (03/06/14) (a)(b)	69,110,000	69,110,000
NM State
Series 2013,
2.000% 03/01/14	6,450,000	6,450,000
New Mexico Total		75,560,000
New York – 12.5%
NY BB&T Municipal Trust
Series 2009-1037,
LOC: Branch Banking & Trust 0.200% 06/01/17 (03/06/14) (a)(b)(c)	460,000	460,000
Series 2010-1039,
LOC: Branch Banking & Trust 0.130% 06/01/25 (03/06/14) (a)(b)(c)	32,660,000	32,660,000
NY Cheektowaga
Series 2013,
0.500% 07/17/14	15,700,000	15,716,011
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	7,500,000	7,509,183
NY Corning School District
1.000% 06/26/14	39,700,000	39,811,408
NY County of Saratoga NY
Saratoga Hospital Obl Group,
Series 2014 LOC: Hsbc Bank Usa N.A. 0.040% 12/01/40 (03/06/14) (a)(b)	3,125,000	3,125,000
NY East Hampton Union Free School District
Series 2013,
Insured: State Aid Withholding 1.000% 06/26/14	5,750,000	5,764,641
NY Franklin County Civic Development Corp.
Alice Hyde Medical Center,
Series 2013 A, LOC: HSBC Bank USA N.A. 0.040% 10/01/38 (03/06/14) (a)(b)	4,400,000	4,400,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Housing Development Corp.
Series 2013 F,
0.200% 11/01/47 (12/23/14) (b)(d)	4,400,000	4,400,000
NY Housing Finance Agency
Ann/Nassau Realty LLC,
111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen: 0.040% 11/01/44 (03/03/14) (a)(b)	8,935,000	8,935,000
Midtown West B LLC,
505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.040% 05/01/42 (03/03/14) (a)(b)	22,800,000	22,800,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.040% 05/01/42 (03/03/14) (a)(b)	36,600,000	36,600,000
NY Liberty Development Corp.
3 World Trade Center LLC:
Series 2010 A1, Escrowed in U.S. Treasuries, 0.230% 12/01/50 (03/19/14) (b)(d)	76,000,000	76,000,131
Series 2011 A3, Escrowed in U.S. Treasuries, 0.230% 12/01/49 (03/19/14) (b)(d)	55,000,000	55,000,000
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.090% 08/01/29 (04/07/14) (a)(b)	6,455,000	6,455,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.030% 11/01/41 (03/06/14) (a)(b)	9,000,000	9,000,000
NY State Dormitory Authority
City University of Ny,
Series 2008: LOC: TD Bank N.A. 0.030% 07/01/31 (03/06/14) (a)(b)	28,720,000	28,720,000

	Par ($)	Value ($)
LOC: Td Bank N.A. 1.000% 01/30/15	19,140,000	19,288,089
Northern Westchester Hospital,
Series 2009, LOC: TD Bank N.A. 0.030% 11/01/34 (03/06/14) (a)(b)	5,040,000	5,040,000
NY Tonawanda
Series 2013,
1.000% 09/04/14	11,540,000	11,583,041
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.040% 11/01/32 (03/03/14) (a)(b)	104,775,000	104,775,000
NY Victor Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/26/14	13,000,000	13,057,176
NY Wells Fargo Stage Trust
Series 2008,
Insured: Government of Authority LIQ FAC: Wells Fargo & Company 0.070% 11/15/37 (03/06/14) (a)(b)(c)	9,000,000	9,000,000
NY West Seneca
Series 2013,
1.000% 08/01/14	14,700,000	14,745,475
New York Total		534,845,155
North Carolina – 3.6%
NC BB&T Municipal Trust
Series 2008-1008,
LOC: Branch Banking & Trust 0.130% 03/01/24 (03/06/14) (a)(b)(c)	10,955,000	10,955,000
Series 2008-1023,
LOC: Branch Banking & Trust 0.130% 05/01/24 (03/06/14) (a)(b)(c)	3,515,000	3,515,000
NC Capital Facilities Finance Agency
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.030% 07/01/19 (03/06/14) (a)(b)	3,300,000	3,300,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.030% 12/01/29 (03/06/14) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.030% 05/01/30 (03/06/14) (a)(b)	3,360,000	3,360,000
Methodist University,
Series 2005, LOC: Wells Fargo Bank N.A. 0.040% 03/01/30 (03/06/14) (a)(b)	13,080,000	13,080,000
NC Charlotte Water & Sewer System Revenue
Series 2006 B,
SPA: Wells Fargo Bank N.A. 0.030% 07/01/36 (03/06/14) (a)(b)	8,000,000	8,000,000
NC Facilities Financing
Duke University,
Series A1, 0.130% 03/05/14	22,979,000	22,979,000
NC Forsyth County
Series 2004 A,
SPA: Wells Fargo Bank N.A. 0.040% 03/01/25 (03/06/14) (a)(b)	8,715,000	8,715,000
Series 2004 B,
SPA: Wells Fargo Bank N.A. 0.040% 03/01/25 (03/06/14) (a)(b)	11,000,000	11,000,000
NC Mecklenburg County
Series 2009 A,
5.000% 08/01/14	2,740,000	2,794,919
NC Medical Care Commission
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.030% 11/01/38 (03/06/14) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998 J, LOC: Branch Banking & Trust 0.030% 05/01/18 (03/06/14) (a)(b)	1,305,000	1,305,000

	Par ($)	Value ($)
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.030% 06/01/37 (03/06/14) (a)(b)	6,855,000	6,855,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 0.030% 09/01/22 (03/06/14) (a)(b)	5,100,000	5,100,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.030% 11/01/32 (03/06/14) (a)(b)	3,800,000	3,800,000
NC Wake County
Series 2003 B,
SPA: Wells Fargo Bank N.A. 0.030% 04/01/16 (03/06/14) (a)(b)	6,000,000	6,000,000
Series 2003 C,
SPA: Wells Fargo Bank N.A. 0.030% 04/01/19 (03/06/14) (a)(b)	19,000,000	19,000,000
Series 2007 A,
SPA: Wells Fargo Bank N.A. 0.030% 03/01/26 (03/06/14) (a)(b)	13,400,000	13,400,000
North Carolina Total		153,158,919
Ohio – 2.7%
OH Cuyahoga County
Cleveland Hearing & Speech,
Series 2008, LOC: PNC Bank N.A. 0.040% 06/01/38 (03/06/14) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority,
Series 2008-488, GTY AGMT: Deutsche Bank AG 0.050% 01/01/28 (03/06/14) (a)(b)(c)	4,885,000	4,885,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Eclipse Funding Trust
Higher Educational Facility,
University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.030% 12/01/33 (03/06/14) (a)(b)(c)	5,855,000	5,855,000
OH Geauga County
Sisters of Notre Dame,
Series 2001, LOC: PNC Bank N.A. 0.060% 08/01/16 (03/06/14) (a)(b)	1,935,000	1,935,000
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A. 0.050% 12/01/27 (03/06/14) (a)(b)	9,435,000	9,435,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A. 0.050% 12/01/27 (03/06/14) (a)(b)	5,575,000	5,575,000
OH Montgomery County
Catholic Hlth Initiatives,
Series 2008 C2 SPA: U.S. Bank N.A. 0.140% 10/01/41 (03/05/14) (a)(b)	50,000,000	50,000,000
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A. 0.060% 06/01/27 (03/06/14) (a)(b)	6,655,000	6,655,000
OH Stark County Port Authority
Community Action Agency,
Series 2001, LOC: JPMorgan Chase Bank 0.110% 12/01/22 (03/06/14) (a)(b)	2,800,000	2,800,000
OH State University
0.070% 03/12/14	17,100,000	17,100,000

	Par ($)	Value ($)
OH Zanesville Muskingum County Port Authority
Grove City Church,
Series 2006, LOC: PNC Bank N.A. 0.060% 02/01/24 (03/06/14) (a)(b)	7,450,000	7,450,000
Ohio Total		116,480,000
Oregon – 0.5%
OR Confederated Tribes of the Umatilla Indian Reservation
Series 2008,
LOC: Wells Fargo Bank N.A. 0.040% 12/01/28 (03/06/14) (a)(b)	7,750,000	7,750,000
OR State
Series 2008
SPA: Bank of Tokyo-Mitsubishi UFJ 0.030% 12/01/45 (03/05/14) (a)(b)	13,200,000	13,200,000
Oregon Total		20,950,000
Pennsylvania – 6.1%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.040% 05/01/26 (03/06/14) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady of the Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.050% 06/01/22 (03/06/14) (a)(b)	1,690,000	1,690,000
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority,
Series 2007-301, GTY AGMT: Deutsche Bank AG 0.080% 08/15/30 (03/06/14) (a)(b)(c)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (03/05/14) (a)(b)	2,400,000	2,400,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1989 B-29,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (03/05/14) (a)(b)	8,100,000	8,100,000
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (03/05/14) (a)(b)	11,200,000	11,200,000
Series 1989 F-27,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (03/05/14) (a)(b)	2,300,000	2,300,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (03/05/14) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.030% 03/01/30 (03/06/14) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.050% 05/01/28 (03/06/14) (a)(b)	4,900,000	4,900,000
PA JPMorgan Chase PUTTERs/DRIVERs Trust
University of Pittsburgh Medical Center
Series 2013, LIQ FAC: JPMorgan Chase Bank N.A. 0.080% 03/03/34 (03/06/14) (a)(b)(c)	61,240,000	61,240,000
PA North Penn Water Authority
Series 2008,
LOC: U.S. Bank N.A. 0.030% 11/01/24 (03/06/14) (a)(b)	6,790,000	6,790,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.040% 03/01/26 (03/06/14) (a)(b)	7,090,000	7,090,000

	Par ($)	Value ($)
PA Public School Building Authority
Park School Project:
Series 2009 A, LOC: PNC Bank N.A. 0.040% 08/01/30 (03/06/14) (a)(b)	9,740,000	9,740,000
Series 2009 B, LOC: PNC Bank N.A. 0.040% 05/15/20 (03/06/14) (a)(b)	11,685,000	11,685,000
PA RBC Municipal Products, Inc. Trust
Bethlehem PA Area School District,
Series 2011 E-31, LOC: Royal Bank of Canada 0.030% 05/01/14 (03/06/14) (a)(b)(c)	5,000,000	5,000,000
Hempfield PA School District,
Series 2011 E-30, LOC: Royal Bank of Canada 0.030% 08/01/25 (03/06/14) (a)(b)(c)	5,275,000	5,275,000
Manhein Township PA School District,
Series 2011 E-28, LOC: Royal Bank of Canada 0.030% 12/12/14 (03/06/14) (a)(b)(c)	13,350,000	13,350,000
Pennsylvania State Turnpike Commission,
Series 2011 E-22, LOC: Royal Bank of Canada 0.030% 12/01/38 (03/06/14) (a)(b)(c)	15,850,000	15,850,000
University of Pittsburgh Medical Center,
Series 2010 E-16, LOC: Royal Bank of Canada 0.030% 04/15/39 (03/06/14) (a)(b)(c)	29,515,000	29,515,000
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.030% 11/01/29 (03/06/14) (a)(b)	3,370,000	3,370,000
PA St. Mary Hospital Authority
Catholic Health Initiatives,
Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.030% 03/01/32 (03/05/14) (a)(b)	6,000,000	6,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA University of Pittsburgh
Series 2013,
2.000% 07/11/14	18,400,000	18,520,939
Pennsylvania Total		261,925,939
Puerto Rico – 3.7%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.140% 09/01/15 (03/06/14) (a)(b)(c)	119,900,000	119,900,000
PR RIB Floater Trust
Series 2013 8WE,
LOC: Barclays Bank PLC 0.130% 09/30/14 (03/06/14) (a)(b)(c)	39,350,000	39,350,000
Puerto Rico Total		159,250,000
Rhode Island – 1.2%
RI Health & Educational Building Corp.
Brown University,
Higher Education Facilities, Series 2003 B, 0.020% 09/01/43 (03/06/14) (b)(d)	31,660,000	31,660,000
Rhode Island School of Design,
Series 2008 B, LOC: TD Bank N.A. 0.030% 08/15/36 (03/05/14) (a)(b)	17,295,000	17,295,000
Rhode Island Total		48,955,000
South Carolina – 1.9%
SC Aiken County Consolidated School District
Series 2011,
Credit Support: South Carolina School District Credit Enhancement Program 3.000% 04/01/14	2,660,000	2,666,216
Series 2013,
Credit Support: South Carolina School District Credit Enhancement Program 4.000% 04/01/14	3,690,000	3,701,942
SC Chester County School District
Series 2012 B,
Credit Support: South Carolina School District Credit Enhancement Program 4.000% 03/01/14	2,505,000	2,505,000

	Par ($)	Value ($)
SC Florence School District One
Series 2012,
Credit Support: South Carolina School District Credit Enhancement Program 5.000% 03/01/14	5,145,000	5,145,000
SC Greenville County School District
Series 2013,
Credit Support: South Carolina School District Credit Enhancement Program 1.000% 06/02/14	40,420,000	40,504,916
SC Jobs-Economic Development Authority
Anmed Health,
Series 2009 LOC: Wells Fargo Bank N.A. 0.030% 02/01/39 (03/05/14) (a)(b)	18,545,000	18,545,000
SC JPMorgan Chase PUTTERs/DRIVERs Trust
SC State Public Service Authority
Series 2013, LIQ FAC: JPMorgan Chase Bank N.A. 0.110% 06/01/37 (03/06/14) (a)(b)(c)	3,000,000	3,000,000
SC Oconee County School District
Series 2013,
Credit Support: South Carolina School District Credit Enhancement Program 2.000% 03/01/14	5,000,000	5,000,000
South Carolina Total		81,068,074
South Dakota – 0.7%
SD Health & Educational Facilities Authority
Regional Health Inc,
Series 2008, LOC: U.S. Bank N.A. 0.040% 09/01/27 (03/03/14) (a)(b)	14,400,000	14,400,000
SD Housing Development Authority
Homeownership Mortgage,
Series 2003 C-1, SPA: Landesbank Hessen-Thüringen 0.120% 05/01/32 (03/06/14) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
Series 2007-1886,
GTY AGMT: Wells Fargo Bank N.A. 0.060% 11/15/33 (03/06/14) (a)(b)	12,255,000	12,255,000
South Dakota Total		30,555,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 0.9%
TN Blount County Public Building Authority
Series 2009 E-7-A,
LOC: Branch Banking & Trust 0.030% 06/01/39 (03/05/14) (a)(b)	5,335,000	5,335,000
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.030% 06/01/37 (03/05/14) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A,
LOC: Branch Banking & Trust 0.030% 06/01/30 (03/05/14) (a)(b)	4,960,000	4,960,000
TN Clipper Tax-Exempt Certificate Trust
Met Government Nashville & Davidson County
Series 2013 1A, LIQ FAC: State Street Bank & Trust Co. 0.030% 07/01/27 (03/06/14) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc.,
Series 1988 B, LOC: Wells Fargo Bank N.A. 0.150% 10/01/27 (03/05/14) (a)(b)	1,750,000	1,750,000
TN School Board
SPA: State Street Bank & Trust Co.
Series 97-A 0.060% 03/05/14	18,600,000	18,600,000
Tennessee Total		39,615,000
Texas – 7.1%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Perrin Park Apartments, Series 1996, LOC: Northern Trust Company 0.050% 06/01/28 (03/06/14) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Caddo Mills Texas Independent School District,
Series 2008-473, Insured: PSF, GTY AGMT: Deutsche Bank AG: 0.080% 08/15/42 (03/06/14) (a)(b)(c)	10,230,000	10,230,000

	Par ($)	Value ($)
Houston Taxes Utility Systems,
Series 2008-511, GTY AGMT: Deutsche Bank AG 0.080% 11/15/25 (03/06/14) (a)(b)(c)	12,530,000	12,530,000
Lovejoy Independent School District,
Series 2008-514, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.060% 02/15/38 (03/06/14) (a)(b)(c)	3,520,000	3,520,000
Victoria Independent School District,
Series 2008-604, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.050% 02/15/37 (03/06/14) (a)(b)(c)	7,610,000	7,610,000
TX Gregg County Housing Finance Corp.
Bailey Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.030% 02/15/23 (03/06/14) (a)(b)	4,415,000	4,415,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.030% 02/15/23 (03/06/14) (a)(b)	2,270,000	2,270,000
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center,
Series 1992, LOC: JPMorgan Chase Bank 0.140% 04/01/17 (03/06/14) (a)(b)	1,150,000	1,150,000
TX North Texas Tollway
LOC: JPMorgan Chase Bank:
0.080% 04/10/14	7,000,000	7,000,000
0.080% 04/11/14	37,000,000	37,000,000
0.090% 04/09/14	15,000,000	15,000,000
TX Northside Independent School District
Series 2007 A
Guarantor: PSF 2.000% 06/01/14	2,170,000	2,179,608
TX Permanent University Fund
Series 2013,
3.000% 07/01/14	5,970,000	6,027,041

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Round Rock Independent School District
Series 2007,
Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.050% 08/01/32 (03/06/14) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.090% 12/01/21 (03/06/14) (a)(b)	4,245,000	4,245,000
TX State
Series 2013 B
SPA: Bank of Ny Mellon 0.040% 12/01/43 (03/05/14) (a)(b)	18,000,000	18,000,000
Series 2013:
0.020% 03/01/30 (03/05/14) (b)(d)	400,000	400,000
2.000% 08/28/14	126,575,000	127,721,245
TX Texas A&M University
Series B
0.050% 04/03/14	21,000,000	21,000,000
Texas Total		301,467,894
Utah – 1.9%
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.080% 04/01/42 (03/06/14) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
Series B-1
SPA: JPMorgan Chase Bank 0.110% 06/13/14	18,700,000	18,700,000
UT Weber County
IHC Health Services, Inc.,
Series 2000 C, SPA: Bank of New York Mellon 0.030% 02/15/35 (03/03/14) (a)(b)	59,500,000	59,500,000
Utah Total		81,325,000

	Par ($)	Value ($)
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Springfield Hospital,
Series 2002 A, LOC: TD Bank N.A. 0.030% 09/01/31 (03/06/14) (a)(b)	6,095,000	6,095,000
Vermont Total		6,095,000
Virginia – 1.1%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.050% 01/15/41 (03/06/14) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
Inova Health System Foundation,
Fairfax Hospital: Series 1988 C, LOC: Northern Trust Company 0.050% 10/01/25 (03/05/14) (a)(b)	2,500,000	2,500,000
Series 1988 D, LOC: Northern Trust Company 0.050% 10/01/25 (03/05/14) (a)(b)	1,200,000	1,200,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation,
Series 2004, LOC: Northern Trust Company 0.050% 06/01/34 (03/05/14) (a)(b)	12,500,000	12,500,000
VA Public Building Authority
Series 2007 A,
5.000% 08/01/14	1,000,000	1,020,083
VA Public School Authority
Series 2008 A,
Insured: State Intercept Program 5.000% 08/01/14	5,410,000	5,518,480
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.030% 01/01/35 (03/06/14) (a)(b)	3,980,000	3,980,000
Virginia Total		45,343,563

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Washington – 1.1%
WA Deutsche Bank Spears/Lifers Trust
King County,
Series 2008-598, LIQ FAC: Deutsche Bank AG 0.050% 01/01/28 (03/06/14) (a)(b)(c)	7,000,000	7,000,000
Washington State,
Series 2008-599, LIQ FAC: Deutsche Bank AG 0.060% 01/01/30 (03/06/14) (a)(b)(c)	9,805,000	9,805,000
WA Eclipse Funding Trust
King County,
Series 2007, LOC: U.S. Bank N.A. 0.030% 12/01/31 (03/06/14) (a)(b)(c)	3,335,000	3,335,000
WA Health Care Facilities Authority
Catholic Health Initiatives,
Series 2002 B, SPA: JPMorgan Chase Bank N.A. 0.150% 03/01/32 (03/05/14) (a)(b)	11,300,000	11,300,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC: 0.040% 12/01/41 (03/05/14) (a)(b)	3,200,000	3,200,000
Pioneer Human Services,
Series 2009 D, LOC: U.S. Bank N.A. 0.060% 07/01/29 (03/05/14) (a)(b)	3,405,000	3,405,000
Single Family Housing,
Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co.: 0.030% 06/01/39 (03/06/14) (a)(b)	6,000,000	6,000,000
The Evergreen School,
Series 2002, LOC: Wells Fargo Bank N.A. 0.140% 07/01/28 (03/06/14) (a)(b)	1,435,000	1,435,000

	Par ($)	Value ($)
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.030% 05/01/19 (03/06/14) (a)(b)	1,675,000	1,675,000
Washington Total		47,155,000
West Virginia – 0.5%
WV Deutsche Bank Spears/Lifers Trust
Series 2007-385,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.090% 04/01/30 (03/06/14) (a)(b)(c)	2,790,000	2,790,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 B, LOC: Sumitomo Mitsui Banking 0.030% 12/01/42 (03/06/14) (a)(b)	17,800,000	17,800,000
West Virginia Total		20,590,000
Wisconsin – 0.9%
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.040% 02/01/38 (03/03/14) (a)(b)	14,260,000	14,260,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.050% 06/01/41 (03/03/14) (a)(b)	24,575,000	24,575,000
Wisconsin Total		38,835,000
Total Municipal Bonds (cost of $4,174,114,680)		4,174,114,680

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2014 (Unaudited)

Closed-End Investment Companies – 2.4%
	Par ($)	Value ($)
California – 0.4%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3,
LIQ FAC: Deutsche Bank AG 0.130% 03/01/40 (03/06/14) (a)(b)(c)	8,200,000	8,200,000
Series 2010 4,
LIQ FAC: Citibank N.A. 0.090% 12/01/40 (03/06/14) (a)(b)(c)	10,000,000	10,000,000
California Total		18,200,000
New York – 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.090% 12/01/40 (03/06/14) (a)(b)(c)	15,000,000	15,000,000
0.090% 08/01/40 (03/06/14) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.120% 03/01/40 (03/06/14) (a)(b)(c)	2,300,000	2,300,000
New York Total		32,300,000
Other – 1.2%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (03/06/14) (a)(b)(c)	2,250,000	2,250,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.110% 12/01/40 (03/06/14) (a)(b)(c)	49,900,000	49,900,000
Other Total		52,150,000
Total Closed-End Investment Companies (cost of $102,650,000)		102,650,000
Total Investments – 100.3% (cost of $4,276,764,680) (g)		4,276,764,680
Other Assets & Liabilities, Net – (0.3)%		(13,581,650)
Net Assets – 100.0%		4,263,183,030

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities, which are not illiquid, amounted to $995,169,500 or 23.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2014.

(e)  Zero coupon bond.

(f)  Security purchased on a delayed delivery basis.

(g)  Cost for federal income tax purposes is $4,276,764,680.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,174,114,680	$—	$4,174,114,680
Total Closed-End Investment Companies	—	102,650,000	—	102,650,000
Total Investments	$—	$4,276,764,680	$—	$4,276,764,680

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	97.9
Closed-End Investment Companies	2.4
100.3
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
DRIVERs	Derivative Inverse Tax-Exempt Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	4,276,764,680
	Cash	25,964
	Receivable for:
	Fund shares sold	75
	Interest	4,670,335
	Expense reimbursement due from investment advisor	21,015
	Trustees' deferred compensation plan	23,796
	Prepaid expenses	111,258
	Total Assets	4,281,617,123
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	18,000,000
	Fund shares repurchased	2,500
	Distributions	5
	Investment advisory fee	149,668
	Administration fee	121,212
	Pricing and bookkeeping fees	22,600
	Transfer agent fee	12,335
	Trustees' fees	13,274
	Custody fee	16,243
	Chief compliance officer expenses	2,397
	Trustees' deferred compensation plan	23,796
	Other liabilities	70,063
	Total Liabilities	18,434,093
	Net Assets	4,263,183,030
Net Assets Consist of	Paid-in capital	4,263,018,380
	Undistributed net investment income	241,409
	Accumulated net realized loss	(76,759)
	Net Assets	4,263,183,030

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$10,343,432
	Shares outstanding	10,343,506
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,162,290,123
	Shares outstanding	1,162,298,694
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$4,252,659
	Shares outstanding	4,252,692
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$46,908
	Shares outstanding	46,909
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,993,674
	Shares outstanding	22,993,846
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$3,665,891
	Shares outstanding	3,665,925
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,000
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,059,580,343
	Shares outstanding	3,059,601,170
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	2,279,543
Expenses	Investment advisory fee	3,088,663
	Administration fee	1,989,109
	Distribution fee:
	Daily Class Shares	7,110
	Investor Class Shares	2,718
	Service fee:
	Adviser Class Shares	8,806
	Daily Class Shares	5,078
	Investor Class Shares	6,795
	Liquidity Class Shares	12
	Shareholder administration fee:
	Institutional Class Shares	4,663
	Trust Class Shares	1,430,050
	Transfer agent fee	33,191
	Pricing and bookkeeping fees	85,254
	Trustees' fees	25,024
	Custody fee	25,442
	Chief compliance officer expenses	7,045
	Other expenses	244,268
	Total Expenses	6,963,228
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,219,093)
	Fees waived by distributor:
	Adviser Class Shares	(8,805)
	Daily Class Shares	(12,184)
	Institutional Class Shares	(4,652)
	Investor Class Shares	(9,514)
	Liquidity Class Shares	(11)
	Trust Class Shares	(1,429,426)
	Net Expenses	2,279,543
	Net Investment Income	—
	Net realized gain on investments	69,787
	Net Increase Resulting from Operations	69,787

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	—	257,350
	Net realized gain on investments	69,787	48,514
	Net increase resulting from operations	69,787	305,864
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(232)
	Capital Class Shares	—	(150,396)
	Daily Class Shares	—	(162)
	Institutional Capital Shares	—	(2,633)
	Institutional Class Shares	—	(985)
	Investor Class	—	(192)
	Trust Class Shares	—	(102,750)
	Total distributions to shareholders	—	(257,350)
	Net Capital Stock Transactions	184,256,190	(298,702,166)
	Total increase (decrease) in net assets	184,325,977	(298,653,652)
Net Assets	Beginning of period	4,078,857,053	4,377,510,705
	End of period	4,263,183,030	4,078,857,053
	Undistributed net investment income at end of period	241,409	241,409

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	16,404,907	16,404,907	54,456,984	54,456,984
Distributions reinvested	—	—	51	51
Redemptions	(12,732,278)	(12,732,278)	(53,424,797)	(53,424,797)
Net increase	3,672,629	3,672,629	1,032,238	1,032,238
Capital Class Shares
Subscriptions	594,421,326	594,421,327	2,074,472,273	2,074,472,273
Distributions reinvested	—	—	8,950	8,950
Redemptions	(749,362,782)	(749,362,782)	(1,861,455,365)	(1,861,455,365)
Net increase (decrease)	(154,941,456)	(154,941,455)	213,025,858	213,025,858
Daily Class Shares
Subscriptions	5,482,857	5,482,857	19,227,240	19,227,240
Redemptions	(5,180,494)	(5,180,494)	(22,706,565)	(22,706,565)
Net increase (decrease)	302,363	302,363	(3,479,325)	(3,479,325)
Institutional Capital Shares
Subscriptions	—	—	13,874,645	13,874,645
Distributions reinvested	—	—	5	5
Redemptions	—	—	(373,870,390)	(373,870,390)
Net decrease	—	—	(359,995,740)	(359,995,740)
Institutional Class Shares
Subscriptions	12,830	12,830	62,908,207	62,908,207
Distributions reinvested	—	—	818	818
Redemptions	(1,499,117)	(1,499,117)	(100,085,336)	(100,085,336)
Net decrease	(1,486,287)	(1,486,287)	(37,176,311)	(37,176,311)
Investor Class Shares
Subscriptions	9,949,217	9,949,217	21,237,427	21,237,427
Distributions reinvested	—	—	44	44
Redemptions	(12,916,899)	(12,916,899)	(18,865,467)	(18,865,467)
Net increase (decrease)	(2,967,682)	(2,967,682)	2,372,004	2,372,004
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Redemptions	—	—	(217,905)	(217,905)
Net decrease	—	—	(207,905)	(207,905)
Trust Class Shares
Subscriptions	1,584,134,232	1,584,134,233	3,083,859,521	3,083,859,521
Distributions reinvested	—	—	145	145
Redemptions	(1,244,457,613)	(1,244,457,611)	(3,198,132,651)	(3,198,132,651)
Net increase (decrease)	339,676,619	339,676,622	(114,272,985)	(114,272,985)

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—	(e)	0.0089
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0089
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—		—	(e)	(0.0089)
From net realized gains	—		—		—	(d)	—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.02%		0.00	%(i)	0.00	%(i)	0.89%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.16	%(k)	0.21	%(k)	0.31	%(k)	0.35	%(k)	0.48	%(k)
Waiver/Reimbursement	0.41	%(j)	0.35%		0.30%		0.21%		0.17%		0.05%
Net investment income	—		—	%(i)(k)	—	(k)	—	%(i)(k)	—	%(i)(k)	0.78	%(k)
Net assets, end of period (000s)	$10,343		$6,671		$5,638		$11,797		$48,725		$71,050

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(e)	0.001		0.0014		0.0113
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	—	(e)	—	(e)	0.001		0.0014		0.0113
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(e)	(0.001)		(0.0014)		(0.0113)
From net realized gains	—		—		—	(e)	—	(e)	—		—
Total Distributions to Shareholders	—		—	(e)	—	(e)	(0.001)		(0.0014)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.01%		0.04%		0.10%		0.13%		1.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.16	%(k)	0.19	%(k)	0.20	%(k)	0.20	%(k)	0.23	%(k)
Waiver/Reimbursement	0.16	%(j)	0.11%		0.08%		0.07%		0.07%		0.05%
Net investment income	—		0.01	%(k)	0.02	%(k)	0.10	%(k)	0.14	%(k)	1.03	%(k)
Net assets, end of period (000s)	$1,162,290		$1,317,210		$1,104,177		$1,205,520		$1,903,203		$3,922,964

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	0.0062
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0062
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)
From net realized gains	—		—		—	(d)	—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.02%		0.00	%(i)	0.00	%(i)	0.62%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.18	%(k)	0.21	%(k)	0.30	%(k)	0.34	%(k)	0.76	%(k)
Waiver/Reimbursement	0.76	%(j)	0.69%		0.66%		0.57%		0.53%		0.12%
Net investment income	—		—	%(i)(k)	—	%(i)(k)	—	%(i)(k)	—	(k)	0.64	%(k)
Net assets, end of period (000s)	$4,253		$3,950		$7,429		$6,093		$38,206		$59,499

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(e)	0.001		0.0014		0.0113
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	—	(e)	—	(e)	0.001		0.0014		0.0113
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(e)	(0.001)		(0.0014)		(0.0113)
From net realized gains	—		—		—	(e)	—	(e)	—		—
Total Distributions to Shareholders	—		—	(e)	—	(e)	(0.001)		(0.0014)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.02%		0.04%		0.10%		0.13%		1.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.20	%(k)(l)	0.19	%(k)	0.20	%(k)	0.20	%(k)	0.23	%(k)
Waiver/Reimbursement	0.16	%(j)	0.07%		0.08%		0.07%		0.07%		0.05%
Net investment income	—		0.01	%(k)	0.02	%(k)	0.10	%(k)	0.14	%(k)	1.14	%(k)
Net assets, end of period (000s)	$47		$47		$360,031		$328,612		$424,460		$590,847

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0010		0.0109
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	0.001		0.0010		0.0109
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.0010)		(0.0109)
From net realized gains	—		—		—	(d)	—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	(0.001)		(0.0010)		(0.0109)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.03%		0.06%		0.09%		1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.17	%(k)	0.21	%(k)	0.23	%(k)	0.24	%(k)	0.27	%(k)
Waiver/Reimbursement	0.20	%(j)	0.13%		0.10%		0.08%		0.07%		0.05%
Net investment income	—		—	%(i)(k)	—	%(i)(k)	0.07	%(k)	0.10	%(k)	1.06	%(k)
Net assets, end of period (000s)	$22,994		$24,480		$61,654		$88,637		$187,997		$445,549

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—		—	(e)	—		0.0080
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	—	(f)
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)	0.0080
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)
From net realized gains	—		—		—	(e)	—	(e)	—		—
Total Distributions to Shareholders	—		—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(j)	0.02%		0.00	%(j)	0.00%		0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(k)	0.17	%(l)	0.21	%(l)	0.27	%(l)	0.34	%(l)	0.57	%(l)
Waiver/Reimbursement	0.51	%(k)	0.45%		0.41%		0.35%		0.30%		0.06%
Net investment income	—		—	%(j)(l)	—	(l)	—	%(j)(l)	—	(l)	0.86	%(l)
Net assets, end of period (000s)	$3,666		$6,633		$4,261		$2,534		$1,333		$8,960

(a)  On October 1, 2011, Class A shares were converted to Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0001		0.0098
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0001		0.0098
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.0001)		(0.0098)
From net realized gains	—		—		—	(d)	—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	(0.0001)		(0.0098)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.02%		0.00	%(i)	0.01%		0.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.20	%(k)	0.21	%(k)	0.31	%(k)	0.33	%(k)	0.38	%(k)
Waiver/Reimbursement	0.39	%(j)	0.32%		0.30%		0.21%		0.19%		0.15%
Net investment income	—		—	%(i)(k)	—	(k)	—	%(i)(k)	0.01	%(k)	1.11	%(k)
Net assets, end of period (000s)	$10		$10		$218		$218		$12,412		$29,865

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0004		0.0103
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0004		0.0103
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.0004)		(0.0103)
From net realized gains	—		—		—	(d)	—	(d)	—		—
Total Distributions to Shareholders	—		—	(d)	—	(d)	—	(d)	(0.0004)		(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.02%		0.02%		0.04%		1.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(j)	0.17	%(k)	0.21	%(k)	0.28	%(k)	0.30	%(k)	0.33	%(k)
Waiver/Reimbursement	0.26	%(j)	0.20%		0.16%		0.09%		0.07%		0.05%
Net investment income	—		—	%(i)(k)	—	(k)	0.02	%(k)	0.04	%(k)	1.05	%(k)
Net assets, end of period (000s)	$3,059,580		$2,719,857		$2,834,101		$3,058,369		$3,374,811		$5,587,196
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BofA Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from
Tax-Exempt Income	$257,350
Ordinary Income*	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

BofA Tax-Exempt Reserves, February 28, 2014 (Unaudited)

As of August 31, 2013, the Fund had post-Effective Date capital losses as follows:

Short-Term Losses
$146,546

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based

BofA Tax-Exempt Reserves, February 28, 2014 (Unaudited)

on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

BofA Tax-Exempt Reserves, February 28, 2014 (Unaudited)

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$3,197,030	$3,240,857	$3,595,998	$10,033,885	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in

BofA Tax-Exempt Reserves, February 28, 2014 (Unaudited)

omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Tax-Exempt Reserves, the Board noted that the Fund's Contractual Management Fee Rate was above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Tax-Exempt Reserves was below the median range of such Fund's Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other applicable factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TER-44/265606-0414

BofATM Funds

Semiannual Report

February 28, 2014

•  BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	19
Board Consideration and Re-Approval of Investment Advisory Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

09/01/13 – 02/28/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.25	0.25	0.05 (a)
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.30	0.30	0.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares,fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Treasury Reserves

February 28, 2014 (Unaudited)

Government & Agency Obligations – 20.8%
	Par ($)	Value ($)
U.S. Government Obligations – 20.8%
U.S. Treasury Bill
0.086% 08/14/14 (a)	44,090,000	44,072,516
U.S. Treasury Floating Rate Note
0.090% 01/31/16 (03/04/14) (b)(c)	15,130,000	15,127,521
U.S. Treasury Note
0.125% 07/31/14	88,180,000	88,189,350
0.250% 06/30/14	192,400,000	192,511,071
0.250% 09/15/14	38,500,000	38,531,801
0.250% 11/30/14	44,090,000	44,127,200
0.250% 12/15/14	180,615,000	180,779,267
0.250% 01/15/15	140,300,000	140,436,959
0.250% 01/31/15	162,625,000	162,802,003
0.375% 11/15/14	96,320,000	96,507,401
0.625% 07/15/14	44,200,000	44,288,638
2.125% 11/30/14	88,290,000	89,607,097
2.375% 08/31/14	123,960,000	125,369,647
2.375% 09/30/14	140,500,000	142,359,996
2.375% 10/31/14	88,180,000	89,499,947
2.625% 06/30/14	88,600,000	89,351,889
2.625% 07/31/14	91,840,000	92,821,245
U.S. Government Obligations Total		1,676,383,548
Total Government & Agency Obligations (cost of $1,676,383,548)		1,676,383,548

Repurchase Agreements – 79.2%

Repurchase agreement with Bank of Nova Scotia, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 10/31/17, market value $71,400,308 (repurchase proceeds $70,000,292)	70,000,000	70,000,000
Repurchase agreement with Bank of Nova Scotia, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by a U.S. Treasury obligation maturing 02/29/16, market value $77,279,301 (repurchase proceeds $75,763,947)	75,763,000	75,763,000

	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/28/14, due 03/03/14 at 0.040%, collateralized by a U.S. Treasury obligation maturing 09/30/15, market value $15,300,109 (repurchase proceeds $15,000,050)	15,000,000	15,000,000
Repurchase agreement with BNP Paribas, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 05/31/17, market value $102,000,518 (repurchase proceeds $100,000,417)	100,000,000	100,000,000
Repurchase agreement with BNP Paribas, dated 02/28/14, due 03/03/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/43, market value $408,002,267 (repurchase proceeds $400,002,000)	400,000,000	400,000,000
Repurchase agreement with Citibank N.A., dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 09/30/19, market value $71,400,386 (repurchase proceeds $70,000,292)	70,000,000	70,000,000
Repurchase agreement with Credit Agricole SA, dated 02/28/14, due 03/03/14 at 0.080%, collateralized by a U.S. Treasury obligation maturing 04/30/20, market value $102,000,733 (repurchase proceeds $100,000,667)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Agricole SA, dated 02/28/14, due 03/07/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $255,022,047 (repurchase proceeds $250,002,431)	250,000,000	250,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 01/15/55, market value $331,501,445 (repurchase proceeds $325,001,354)	325,000,000	325,000,000
Repurchase agreement with Federal Reserve Bank of New York, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by a U.S. Treasury obligation maturing 07/31/18, market value $2,725,011,439 (repurchase proceeds $2,725,011,354)	2,725,000,000	2,725,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/14, due 03/03/14 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $386,685,838 (repurchase proceeds $379,103,632)	379,103,000	379,103,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/14, due 03/07/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 11/15/21, market value $102,005,087 (repurchase proceeds $100,000,972)	100,000,000	100,000,000

	Par ($)	Value ($)
Repurchase agreement with Mitsubishi UFJ Securities, dated 01/22/14, due 03/21/14 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 09/30/17, market value $51,003,481 (repurchase proceeds $50,004,833)	50,000,000	50,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/06/14, due 03/07/14 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 11/15/43, market value $76,503,276 (repurchase proceeds $75,003,625)	75,000,000	75,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/27/14, due 03/06/14 at 0.040% collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $306,001,375 (repurchase proceeds $300,002,333)	300,000,000	300,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.050% collateralized by a U.S. Treasury obligation maturing 08/31/17, market value $102,000,438 (repurchase proceeds $100,000,417)	100,000,000	100,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.070% collateralized by U.S. Treasury obligations with various maturities to 11/15/43, market value $714,004,295 (repurchase proceeds $700,004,083)	700,000,000	700,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

February 28, 2014 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Mitsubishi UFJ Securities, dated 02/28/14, due 03/03/14 at 0.120%, collateralized by a U.S. Treasury obligation maturing 08/31/17, market value $51,000,516 (repurchase proceeds $50,000,500)	50,000,000	50,000,000
Repurchase agreement with Societe Generale, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/44, market value $306,001,275 (repurchase proceeds $300,001,250)	300,000,000	300,000,000
Repurchase agreement with TD USA Securities, Inc., dated 02/28/14, due 03/07/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 04/30/20, market value $49,108,136 (repurchase proceeds $48,145,468)	48,145,000	48,145,000
Repurchase agreement with Wells Fargo, dated 02/28/14, due 03/03/14 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/23, market value $71,400,299 (repurchase proceeds $70,000,292)	70,000,000	70,000,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 02/28/14, due 03/03/14 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 02/28/21, market value $102,001,293 (repurchase proceeds $100,001,250)	100,000,000	100,000,000
Total Repurchase Agreements (cost of $6,403,011,000)		6,403,011,000
Total Investments – 100.0% (cost of $8,079,394,548) (d)		8,079,394,548
Other Assets & Liabilities, Net – 0.0%		3,643,361
Net Assets – 100.0%		8,083,037,909

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2014.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d)  Cost for federal income tax purposes is $8,079,394,548.

The following table summarizes the inputs used, as of February 28, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$1,676,383,548	$—	$1,676,383,548
Total Repurchase Agreements	—	6,403,011,000	—	6,403,011,000
Total Investments	$—	$8,079,394,548	$—	$8,079,394,548

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	20.8
Repurchase Agreements	79.2
100.0
Other Assets & Liabilities, Net	0.0
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Treasury Reserves
February 28, 2014 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,676,383,548
	Repurchase agreements, at amortized cost approximating value	6,403,011,000
	Total investments, at value	8,079,394,548
	Cash	526
	Receivable for:
	Fund shares sold	100
	Interest	3,637,302
	Expense reimbursement due from investment advisor	32,337
	Trustees' deferred compensation plan	49,016
	Prepaid expenses	261,223
	Other assets	60,665
	Total Assets	8,083,435,717
Liabilities	Payable for:
	Distributions	32,296
	Administration fee	126,485
	Pricing and bookkeeping fees	15,427
	Transfer agent fee	20,024
	Trustees' fees	22,764
	Audit fee	27,434
	Legal fee	37,694
	Custody fee	49,933
	Chief compliance officer expenses	4,188
	Trustees' deferred compensation plan	49,016
	Other liabilities	12,547
	Total Liabilities	397,808
	Net Assets	8,083,037,909
Net Assets Consist of	Paid-in capital	8,083,017,635
	Overdistributed net investment income	(46,424)
	Accumulated net realized gain	66,698
	Net Assets	8,083,037,909

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
February 28, 2014 (Unaudited)

Adviser Class Shares	Net assets	$2,032,934,486
	Shares outstanding	2,032,907,111
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$4,914,473,923
	Shares outstanding	4,914,406,250
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$125,805,217
	Shares outstanding	125,803,473
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$7,982,024
	Shares outstanding	7,981,909
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$294,782,677
	Shares outstanding	294,778,444
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,557,075
	Shares outstanding	5,556,975
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$105,618,545
	Shares outstanding	105,617,101
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$59,506,408
	Shares outstanding	59,505,562
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$536,377,554
	Shares outstanding	536,370,174
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Treasury Reserves
For the Six Months Ended February 28, 2014 (Unaudited)

		($)
Investment Income	Interest	2,947,946
Expenses	Investment advisory fee	6,302,625
	Administration fee	4,131,750
	Distribution fee:
	Daily Class Shares	224,897
	Investor Class Shares	3,832
	Investor II Class Shares	43,029
	Service fee:
	Adviser Class Shares	2,562,606
	Daily Class Shares	160,641
	Investor Class Shares	9,580
	Investor II Class Shares	107,572
	Liquidity Class Shares	71,298
	Shareholder administration fee:
	Institutional Class Shares	79,094
	Investor II Class Shares	43,029
	Trust Class Shares	267,967
	Transfer agent fee	74,279
	Pricing and bookkeeping fees	78,113
	Trustees' fees	36,977
	Custody fee	102,741
	Chief compliance officer expenses	10,402
	Other expenses	337,175
	Total Expenses	14,647,607
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,545,247)
	Fees waived by distributor:
	Adviser Class Shares	(2,563,936)
	Daily Class Shares	(385,541)
	Institutional Class Shares	(78,842)
	Investor Class Shares	(13,411)
	Investor II Class Shares	(193,551)
	Liquidity Class Shares	(71,299)
	Trust Class Shares	(267,999)
	Net Expenses	2,527,781
	Net Investment Income	420,165
	Net realized gain on investments	59,058
	Net Increase Resulting from Operations	479,223

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2014 ($)	Year Ended August 31, 2013 ($)
Operations	Net investment income	420,165	930,334
	Net realized gain on investments	59,058	7,640
	Net increase resulting from operations	479,223	937,974
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(102,503)	(209,889)
	Capital Class Shares	(256,883)	(613,794)
	Daily Class Shares	(6,426)	(8,314)
	Institutional Capital Shares	(252)	(706)
	Institutional Class Shares	(19,773)	(33,961)
	Investor Class	(383)	(637)
	Investor II Class Shares	(4,303)	(9,646)
	Liquidity Class Shares	(2,852)	(6,550)
	Trust Class Shares	(26,796)	(46,836)
	Total distributions to shareholders	(420,171)	(930,333)
	Net Capital Stock Transactions	(1,502,755,309)	1,233,753,088
	Total increase (decrease) in net assets	(1,502,696,257)	1,233,760,729
Net Assets	Beginning of period	9,585,734,166	8,351,973,437
	End of period	8,083,037,909	9,585,734,166
	Overdistributed net investment income at end of period	(46,424)	(46,418)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	5,041,859,231	5,041,859,231	9,436,380,768	9,436,380,768
Distributions reinvested	3,769	3,769	11,084	11,084
Redemptions	(5,053,906,789)	(5,053,906,789)	(9,303,995,620)	(9,303,995,620)
Net increase (decrease)	(12,043,789)	(12,043,789)	132,396,232	132,396,232
Capital Class Shares
Subscriptions	16,052,155,198	16,052,155,198	35,229,829,786	35,229,829,786
Distributions reinvested	154,306	154,306	380,672	380,672
Redemptions	(17,575,582,318)	(17,575,582,318)	(34,254,998,107)	(34,254,998,107)
Net increase (decrease)	(1,523,272,814)	(1,523,272,814)	975,212,351	975,212,351
Daily Class Shares
Subscriptions	19,012,557	19,012,557	122,098,625	122,098,625
Distributions reinvested	124	124	361	361
Redemptions	(23,452,507)	(23,452,507)	(76,459,885)	(76,459,885)
Net increase (decrease)	(4,439,826)	(4,439,826)	45,639,101	45,639,101
Institutional Capital Shares
Subscriptions	4,909,951	4,909,951	30,838,459	30,838,459
Distributions reinvested	4	4	9	9
Redemptions	(1,075,759)	(1,075,759)	(27,102,492)	(27,102,492)
Net increase	3,834,196	3,834,196	3,735,976	3,735,976
Institutional Class Shares
Subscriptions	433,675,825	433,675,825	1,377,850,455	1,377,850,455
Distributions reinvested	17,667	17,667	28,902	28,902
Redemptions	(479,973,314)	(479,973,314)	(1,303,607,373)	(1,303,607,373)
Net increase (decrease)	(46,279,822)	(46,279,822)	74,271,984	74,271,984
Investor Class Shares
Subscriptions	5,834,084	5,834,084	8,590,172	8,590,172
Distributions reinvested	84	84	175	175
Redemptions	(5,858,066)	(5,858,066)	(8,589,462)	(8,589,462)
Net increase (decrease)	(23,898)	(23,898)	885	885
Investor II Class Shares
Subscriptions	151,995,093	151,995,093	202,596,486	202,596,486
Distributions reinvested	32	32	106	106
Redemptions	(143,610,068)	(143,610,068)	(208,398,403)	(208,398,403)
Net increase (decrease)	8,385,057	8,385,057	(5,801,811)	(5,801,811)
Liquidity Class Shares
Subscriptions	9,692,483	9,692,483	25,951,948	25,951,948
Distributions reinvested	2,852	2,852	6,537	6,537
Redemptions	(12,378,416)	(12,378,416)	(35,688,525)	(35,688,525)
Net decrease	(2,683,081)	(2,683,081)	(9,730,040)	(9,730,040)
Trust Class Shares
Subscriptions	476,156,317	476,156,317	722,192,551	722,192,551
Distributions reinvested	—	—	14	14
Redemptions	(402,387,649)	(402,387,649)	(704,164,155)	(704,164,155)
Net increase	73,768,668	73,768,668	18,028,410	18,028,410

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0011
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0011
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		(0.0011)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—		(0.0011)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.00	%(i)	0.00%		0.11%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(j)	0.12	%(k)	0.11	%(k)	0.16	%(k)	0.17	%(k)	0.31	%(k)
Waiver/Reimbursement	0.46	%(j)	0.39%		0.40%		0.35%		0.34%		0.19%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(h)(k)	—	%(h)(k)	—	(k)	0.13	%(k)
Net assets, end of period (000s)	$2,032,934		$2,044,961		$1,912,565		$2,933,795		$3,747,604		$5,266,200

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0022
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0022
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.01	%(j)	0.00	%(i)	0.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(k)	0.12	%(l)	0.11	%(l)	0.14	%(l)	0.16	%(l)	0.19	%(l)
Waiver/Reimbursement	0.20	%(k)	0.14%		0.15%		0.12%		0.10%		0.06%
Net investment income	0.01	%(k)	0.01	%(l)	—	%(i)(l)	0.01	%(l)	—	%(i)(l)	0.24	%(l)
Net assets, end of period (000s)	$4,914,474		$6,437,715		$5,462,494		$4,455,824		$3,785,055		$5,696,275

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0007
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0007
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—		(0.0007)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—		—		(0.0007)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.00	%(i)	0.00%		0.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(j)	0.12	%(k)	0.11	%(k)	0.17	%(k)	0.17	%(k)	0.34	%(k)
Waiver/Reimbursement	0.80	%(j)	0.74%		0.75%		0.69%		0.69%		0.51%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(h)(k)	—	%(h)(k)	—	(k)	0.06	%(k)
Net assets, end of period (000s)	$125,805		$130,244		$84,605		$143,382		$697,764		$1,153,305

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Capital Shares	(Unaudited) Six Months Ended February 28, 2014		Year Ended August 31, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—	(b)	—
Total from Investment Operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
From net realized gains	—		—		—	(b)
Total Distributions to Shareholders	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)(f)	0.01%		0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.05	%(g)(h)	0.13	%(g)(i)	0.14	%(h)(i)
Waiver/Reimbursement	0.21	%(h)	0.14%		0.13	%(h)
Net investment income	0.01	%(h)	0.01	%(i)	0.01	%(h)(i)
Net assets, end of period (000s)	$7,982		$4,148		$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  Not annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0019
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	0.0019
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(j)	0.00	%(h)	0.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(k)	0.12	%(l)	0.11	%(l)	0.16	%(l)	0.17	%(l)	0.22	%(l)
Waiver/Reimbursement	0.24	%(k)	0.18%		0.19%		0.14%		0.13%		0.07%
Net investment income	0.01	%(k)	0.01	%(l)	—	%(h)(l)	—	%(h)(l)	—	%(h)(l)	0.21	%(l)
Net assets, end of period (000s)	$294,783		$341,060		$266,788		$333,703		$810,783		$1,829,959

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0010
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0010
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—		(0.0010)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—		—		(0.0010)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.00	%(i)	0.00%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(j)	0.12	%(k)	0.11	%(k)	0.17	%(k)	0.17	%(k)	0.32	%(k)
Waiver/Reimbursement	0.55	%(j)	0.49%		0.50%		0.44%		0.44%		0.28%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(h)(k)	—	%(h)(k)	—	(k)	0.11	%(k)
Net assets, end of period (000s)	$5,557		$5,581		$5,580		$7,743		$18,884		$79,399

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—		0.0009
Net realized gain on investments	—	(e)	—	(e)	—		—		—		—
Total from Investment Operations	—	(e)	—	(e)	—	(e)	—	(e)	—		0.0009
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—		—		(0.0009)
From net realized gains	—		—		—	(e)	—		—		—
Total Distributions to Shareholders	—	(e)	—	(e)	—	(e)	—		—		(0.0009)
Increase from Contribution from Advisor	—		—		—		—	(e)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(j)	0.00%		0.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(k)	0.12	%(l)	0.11	%(l)	0.16	%(l)	0.17	%(l)	0.34	%(l)
Waiver/Reimbursement	0.65	%(k)	0.59%		0.60%		0.55%		0.54%		0.36%
Net investment income	0.01	%(k)	0.01	%(l)	—	%(h)(l)	—	%(h)(l)	—	(l)	0.12	%(l)
Net assets, end of period (000s)	$105,619		$97,233		$103,034		$107,653		$170,781		$200,805

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(d)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0012
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0012
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—		(0.0012)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—		—		(0.0012)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.00	%(i)	0.00%		0.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(j)	0.13	%(k)(l)	0.11	%(l)	0.16	%(l)	0.17	%(l)	0.29	%(l)
Waiver/Reimbursement	0.45	%(j)	0.39%		0.41%		0.35%		0.34%		0.21%
Net investment income	0.01	%(j)	0.01	%(l)	—	%(h)(l)	—	%(h)(l)	—	(l)	0.17	%(l)
Net assets, end of period (000s)	$59,506		$62,189		$71,919		$138,535		$176,051		$413,066

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)		2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0015
Net realized gain on investments	—	(d)	—	(d)	—		—		—		—
Total from Investment Operations	—	(d)	—	(d)	—	(d)	—	(d)	—		0.0015
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—		(0.0015)
From net realized gains	—		—		—	(d)	—		—		—
Total Distributions to Shareholders	—	(d)	—	(d)	—	(d)	—		—		(0.0015)
Increase from Contribution from Advisor	—		—		—		—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.00	%(i)	0.00%		0.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(j)	0.12	%(k)	0.11	%(k)	0.15	%(k)	0.17	%(k)	0.27	%(k)
Waiver/Reimbursement	0.30	%(j)	0.24%		0.25%		0.21%		0.19%		0.08%
Net investment income	0.01	%(j)	0.01	%(k)	—	%(h)(k)	—	%(h)(k)	—	(k)	0.13	%(k)
Net assets, end of period (000s)	$536,378		$462,604		$444,576		$478,302		$469,327		$857,336

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Treasury Reserves
February 28, 2014 (Unaudited)

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the

19

BofA Treasury Reserves, February 28, 2014 (Unaudited)

specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

20

BofA Treasury Reserves, February 28, 2014 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Distributions paid from

Ordinary Income*	$930,333

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2014, the Fund's effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

21

BofA Treasury Reserves, February 28, 2014 (Unaudited)

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class,

22

BofA Treasury Reserves, February 28, 2014 (Unaudited)

Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay eligible the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2016	2015	2014	recovery	ended 02/28/2014
$5,806,647	$5,240,089	$5,773,438	$16,820,174	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

23

BofA Treasury Reserves, February 28, 2014 (Unaudited)

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2014, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $3,865,298.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

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Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 8-10, 2013, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the December meeting, the Board met in October 2013 to review and discuss the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met on multiple occasions prior to the October meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment advisor with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year.

25

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Treasury Reserves, the Board noted that the Fund's Contractual Management Fee Rate was above the median range of its Peer Group.

The Board generally noted other applicable factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

26

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Treasury Reserves was below the median range of such Fund's Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other applicable factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of the Funds. The

Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-advisor. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship

27

with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-888-331-0904 Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Semiannual Report, February 28, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TSYR-44/265606/0414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	April 22, 2014

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	April 22, 2014